UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 671-1947

Date of fiscal year end: July 31

Date of reporting period: January 31, 2012

Item 1.	Reports to Stockholders.

Semiannual Report

Semiannual Report

Columbia

Money Market Fund

Semiannual Report for the Period Ended

January 31, 2012

Columbia Money Market Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	17

Notes to Financial Statements	25

Proxy Voting	35

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Money Market Fund (the Fund) Class A shares advanced 0.01% for the six months ended January 31, 2012.

>

The Fund’s annualized simple yield and its annualized compound yield were both 0.01% for the seven-day period ended January 31, 2012. These yields reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)

	6 months*	1 year	5 years	10 years
Columbia Money Market Fund Class A	+0.01%	+0.01%	+1.34%	+1.63%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

2	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	6 months*	1 year	5 years	10 years
Class A (inception 10/6/75)	+0.01%	+0.01%	+1.34%	+1.63%
Class B (inception 3/20/95)	+0.00%	+0.01%	+1.06%	+1.20%
Class C (inception 6/26/00)	+0.00%	+0.01%	+1.07%	+1.20%
Class I** (inception 3/4/04)	+0.00%	+0.01%	+1.45%	+1.79%
Class R** (inception 8/3/09)	+0.01%	+0.01%	+1.36%	+1.64%
Class R5** (inception 12/11/06)	+0.01%	+0.01%	+1.43%	+1.68%
Class W** (inception 12/1/06)	+0.00%	+0.01%	+1.32%	+1.61%
Class Z** (inception 4/30/10)	+0.00%	+0.01%	+1.34%	+1.63%

With sales charge
Class B (inception 3/20/95)	-5.00%	-4.99%	+0.67%	+1.20%
Class C (inception 6/26/00)	-1.00%	-0.99%	+1.07%	+1.20%

The “Without sales charge” returns for Class B and Class C shares do not include applicable contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class B and Class C shares include: the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges. See the Fund’s prospectuses for details on eligibility.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at January 31, 2012)
Asset-Backed Commerical Paper	20.8%
Asset-Backed Securities — Non-Agency(2)	4.3
Certificates of Deposit	15.6
Commercial Paper	28.0
Repurchase Agreements	1.8
Treasury Note Short-Term	12.5
U.S. Government-Insured Debt(3)	2.2
U.S. Government & Agency Obligations	14.8

(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(2)	Category comprised of short-term asset-backed securities.

(3)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

4	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example (continued)

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.10	1,024.80	0.61	0.62	0.12
Class B	1,000.00	1,000.00	1,000.00	1,024.75	0.66	0.67	0.13
Class C	1,000.00	1,000.00	1,000.00	1,024.85	0.56	0.57	0.11
Class I	1,000.00	1,000.00	1,000.00	1,024.90	0.51	0.51	0.10
Class R	1,000.00	1,000.00	1,000.10	1,024.90	0.51	0.51	0.10
Class R5	1,000.00	1,000.00	1,000.10	1,025.00	0.41	0.41	0.08
Class W	1,000.00	1,000.00	1,000.00	1,024.75	0.66	0.67	0.13
Class Z	1,000.00	1,000.00	1,000.00	1,024.80	0.61	0.62	0.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended January 31, 2012, the annualized expense ratios would have been 0.73% for Class A, 1.48% for Class B, 0.72% for Class C, 0.40% for Class I, 0.73% for Class R, 0.43% for Class R5, 0.73% for Class W and 0.73% for Class Z. The actual expenses paid would have been $3.71 for Class A, $7.52 for Class B, $3.66 for Class C, $2.03 for Class I, $3.71 for Class R, $2.19 for Class R5, $3.71 for Class W and $3.71 for Class Z; the hypothetical expenses paid would have been $3.75 for Class A, $7.59 for Class B, $3.70 for Class C, $2.06 for Class I, $3.75 for Class R, $2.21 for Class R5, $3.75 for Class W and $3.75 for Class Z.

6	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Money Market Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 20.9%
Chariot Funding LLC(a)
03/19/12	0.130%	$48,000,000	$47,991,853
Charta LLC
02/01/12	0.110%	75,000,000	75,000,000
FCAR Owner Trust Series I
02/01/12	0.250%	30,000,000	30,000,000
Fairway Finance Co. LLC(a)
02/16/12	0.210%	35,000,000	34,996,792
02/21/12	0.130%	35,000,000	34,997,472
Jupiter Securitization Co. LLC(a)
02/14/12	0.170%	36,000,000	35,997,660
Market Street Funding LLC(a)
02/21/12	0.140%	40,000,000	39,996,889
Metlife Short Term Funding LLC(a)
02/13/12	0.000%	30,000,000	29,996,800
02/17/12	0.130%	24,000,000	23,998,507
03/05/12	0.200%	25,000,000	24,995,417
Thunder Bay Funding LLC(a)
03/01/12	0.220%	35,000,000	34,993,797
03/21/12	0.220%	30,028,000	30,019,008
Total Asset-Backed Commercial Paper
(Cost: $442,984,195)			$442,984,195

Commercial Paper 28.1%
Banking 7.4%
Canadian Imperial Holdings, Inc.
02/06/12	0.030%	$75,000,000	$74,999,688
State Street Corp.
02/01/12	0.200%	31,000,000	31,000,000
04/10/12	0.180%	50,000,000	49,982,750

Total			155,982,438
Consumer Products 2.6%
Procter & Gamble International Funding SCA(a)
02/08/12	0.040%	55,000,000	54,999,465
Diversified Manufacturing 3.5%
General Electric Co.
02/07/12	0.040%	75,000,000	74,999,375
Life Insurance 3.7%
New York Life Capital Corp.(a)
03/12/12	0.160%	79,000,000	78,985,956

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Pharmaceuticals 10.9%
Eli Lilly & Co.(a)
02/13/12	0.030%	$73,000,000	$72,999,270
Pfizer, Inc.(a)
02/15/12	0.040%	38,000,000	37,999,409
Roche Holdings, Inc.(a)
02/06/12	0.050%	28,000,000	27,999,771
02/10/12	0.040%	17,000,000	16,999,830
Sanofi Aventis(a)
02/10/12	0.050%	75,000,000	74,999,062

Total			230,997,342
Total Commercial Paper
(Cost: $595,964,576)			$595,964,576

Certificates of Deposit 15.7%
Bank of Montreal Chicago Branch
02/03/12	0.090%	$75,000,000	$75,000,000
Citibank
02/08/12	0.120%	75,000,000	75,000,000
Royal Bank Of Canada
02/01/12	0.070%	63,000,000	63,000,000
Toronto Dominion Bank
02/07/12	0.090%	75,000,000	75,000,000
Westpac Banking Corp.(b)
07/03/12	0.560%	45,000,000	45,000,000
Total Certificates of Deposit
(Cost: $333,000,000)			$333,000,000

U.S. Government & Agency Obligations 14.9%
Federal Home Loan Banks
02/02/12	0.170%	$25,000,000	$25,000,000
02/08/12	0.010%	24,000,000	23,999,953
02/22/12	0.010%	60,000,000	59,999,650
09/19/12	0.350%	27,000,000	27,000,000
12/10/12	0.300%	23,000,000	23,000,000
Federal Home Loan Banks(b)
09/05/12	0.190%	50,000,000	50,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
02/10/12	0.010%	$5,000,000	$4,999,988
03/15/12	0.010%	52,000,000	51,999,379
05/22/12	0.040%	50,000,000	49,993,833
Total U.S. Government & Agency Obligations
(Cost: $315,992,803)			$315,992,803

U.S. Government-Insured Debt 2.2%
Straight-A Funding LLC U.S. Treasury Government Guaranty(a)(c)
02/14/12	0.140%	$47,000,000	$46,997,454
Total U.S. Government-Insured Debt
(Cost: $46,997,454)			$46,997,454

Repurchase Agreements 1.8%
Tri-party Barclays Bank PLC dated 01/31/12, matures 02/01/12, repurchase price $18,500,087 (collateralized by U.S. Treasury Bond) Total Market Value $18,500,045
	0.170%	$18,500,000	$18,500,000
Tri-party RBC Capital Markets LLC dated 01/31/12, matures 02/01/12, repurchase price $20,000,072 (collateralized by U.S. Treasury Bond) Total Market Value $20,000,047
	0.130%	20,000,000	20,000,000
Total Repurchase Agreements
(Cost: $38,500,000)			$38,500,000

Treasury Note Short-Term 12.5%
U.S. Treasury Bills
02/09/12	0.010%	$60,000,000	$59,999,787
02/16/12	0.020%	60,000,000	59,999,350
02/23/12	0.020%	75,000,000	74,998,854
04/05/12	0.010%	70,000,000	69,998,444
Total Treasury Note Short-Term
(Cost: $264,996,435)			$264,996,435

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities – Non-Agency 4.3%
ABS Other 0.6%
CNH Equipment Trust Series 2011-C Class A1
01/04/13	0.548%	$6,176,803	$6,176,803
GE Equipment Small Ticket LLC Series 2011-2A Class A1(d)
11/21/12	0.507%	5,079,876	5,079,876
Total ABS Other
(Cost: $11,256,679)			$11,256,679
Car Loan 3.7%
AmeriCredit Automobile Receivables Trust Series 2011-5 Class A1
11/08/12	0.433%	6,234,239	6,234,239
AmeriCredit Automobile Receivables Trust(e) Series 2011-4 Class A1
10/09/12	0.339%	8,884,463	8,884,463
AmeriCredit Automobile Receivables Trust(e)(f) Series 2012-1 Class A1
02/08/13	0.600%	6,800,000	6,800,000
Enterprise Fleet Financing LLC(d) Series 2011-3 Class A1
11/20/12	0.589%	11,612,579	11,612,579
Enterprise Fleet Financing LLC(d)(e) Series 2011-2 Class A1
07/20/12	0.384%	7,001,093	7,001,093
Ford Credit Auto Owner Trust Series 2012-A Class A1(d)(e)
02/15/13	0.449%	11,300,000	11,300,000
SMART Trust(d) Series 2011-2USA Class A1
07/14/12	0.365%	1,895,714	1,895,714
SMART Trust(d)(e) Series 2011-4USA Class A1
11/14/12	0.543%	5,225,406	5,225,406
Volkswagen Auto Lease Trust Series 2011-A Class A1
11/20/12	0.461%	11,549,698	11,549,698

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities – Non-Agency (continued)
Car Loan (cont.)
Volkswagen Auto Loan Enhanced Trust Series 2012-1 Class A1
01/22/13	0.439%	$8,700,000	$8,700,000
Total Car Loan
(Cost: $79,203,192)			$79,203,192
Total Asset-Backed Securities–Non-Agency
(Cost: $90,459,871)			$90,459,871
Total Investments
(Cost: $2,128,895,334)			$2,128,895,334
Other Assets & Liabilities, Net			(7,414,667)
Net Assets			$2,121,480,667

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $749,964,412 or 35.35% of net assets.

(b)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on January 31, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $42,114,668 or 1.99% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair Value at January 31, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Short-Term Securities
Asset-Backed Commercial Paper	$—	$442,984,195	$—	$442,984,195
Commercial Paper	—	595,964,576	—	595,964,576
Certificates of Deposit	—	333,000,000	—	333,000,000
U.S. Government & Agency Obligations	—	315,992,803	—	315,992,803
U.S. Government-Insured Debt	—	46,997,454	—	46,997,454
Repurchase Agreements	—	38,500,000	—	38,500,000
Treasury Note Short-Term	—	264,996,435	—	264,996,435
Total Short-Term Securities	—	2,038,435,463	—	2,038,435,463
Bonds
Asset-Backed Securities — Non-Agency	—	90,459,871	—	90,459,871
Total Bonds	—	90,459,871	—	90,459,871
Total	$—	$2,128,895,334	$—	$2,128,895,334

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Form N-Qs are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	11

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investments, at value
Securities (identified cost $2,090,395,334)	$2,090,395,334
Repurchase agreements (identified cost $38,500,000)	38,500,000
Total investments (identified cost $2,128,895,334)	2,128,895,334
Cash	488,002
Receivable for:
Capital shares sold	8,504,113
Interest	121,155
Expense reimbursement due from Investment Manager	42,018
Total assets	2,138,050,622
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	6,800,000
Capital shares purchased	9,076,422
Dividend distributions to shareholders	14,664
Investment management fees	18,282
Distribution fees	365
Transfer agent fees	366,777
Administration fees	3,110
Other expenses	290,335
Total liabilities	16,569,955
Net assets applicable to outstanding capital stock	$2,121,480,667

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

January 31, 2012 (Unaudited)

Represented by
Paid-in capital	$2,121,565,273
Excess of distributions over net investment income	(86,257)
Accumulated net realized gain	1,651
Total — representing net assets applicable to outstanding capital stock	$2,121,480,667
Net assets applicable to outstanding shares
Class A	$1,988,795,184
Class B	$17,834,424
Class C	$15,061,689
Class I	$2,053,679
Class R	$670,537
Class R5	$681,998
Class W	$28,785,974
Class Z	$67,597,182
Shares outstanding
Class A	1,988,612,865
Class B	17,833,761
Class C	15,060,008
Class I	2,051,205
Class R	670,469
Class R5	681,798
Class W	28,784,649
Class Z	67,591,049
Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class I	$1.00
Class R	$1.00
Class R5	$1.00
Class W	$1.00
Class Z	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	13

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Net investment income
Income:
Interest	$1,480,405
Expenses:
Investment management fees	3,547,843
Distribution fees
Class B	73,165
Transfer agent fees
Class A	3,437,852
Class B	31,721
Class C	29,342
Class R	808
Class R5	92
Class W	43,601
Class Z	112,802
Administration fees	604,847
Compensation of board members	37,286
Custodian fees	16,325
Printing and postage fees	201,998
Registration fees	60,834
Professional fees	39,893
Other	20,876
Total expenses	8,259,285
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(6,856,916)
Expense reductions	(861)
Total net expenses	1,401,508
Net investment income	78,897
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(719)
Net realized loss	(719)
Net increase in net assets resulting from operations	$78,178

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Operations
Net investment income	$78,897	$179,750
Net realized gain (loss)	(719)	2,371
Net increase in net assets resulting from operations	78,178	182,121
Distributions to shareholders from:
Net investment income
Class A	(82,521)	(177,413)
Class B	(711)	(1,694)
Class C	(845)	(658)
Class I	(806)	(2,162)
Class R	(26)	(3)
Class R5	(37)	(79)
Class W	(1,355)	(3,157)
Class Y	—	(249)
Class Z	(3,385)	(5,055)
Total distributions to shareholders	(89,686)	(190,470)
Decrease in net assets from share transactions	(206,020,842)	(351,389,406)
Total decrease in net assets	(206,032,350)	(351,397,755)
Net assets at beginning of period	2,327,513,017	2,678,910,772
Net assets at end of period	$2,121,480,667	$2,327,513,017
Excess of distributions over net investment income	$(86,257)	$(75,468)

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	1,103,176,150	1,103,176,150	2,513,211,811	2,513,413,424
Distributions reinvested	80,658	80,658	176,162	176,173
Redemptions	(1,285,066,391)	(1,285,066,391)	(2,871,553,022)	(2,871,553,023)
Net decrease	(181,809,583)	(181,809,583)	(358,165,049)	(357,963,426)
Class B shares
Subscriptions	7,475,464	7,475,464	17,846,700	17,848,652
Distributions reinvested	662	662	1,651	1,654
Redemptions(a)	(8,258,378)	(8,258,379)	(33,159,082)	(33,159,085)
Net decrease	(782,252)	(782,253)	(15,310,731)	(15,308,779)
Class C shares
Subscriptions	17,162,016	17,162,018	18,853,673	18,854,423
Distributions reinvested	763	763	596	599
Redemptions	(15,077,378)	(15,077,379)	(13,789,202)	(13,789,202)
Net increase	2,085,401	2,085,402	5,065,067	5,065,820

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	15

Statement of Changes in Net Assets (continued)

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011
	Shares	Dollars($)	Shares	Dollars($)
Class I shares
Subscriptions	785,670	785,669	35,729,709	35,731,364
Distributions reinvested	727	727	2,221	2,221
Redemptions	(37,201,950)	(37,201,950)	(24,440,087)	(24,440,087)
Net increase (decrease)	(36,415,553)	(36,415,554)	11,291,843	11,293,498
Class R shares
Subscriptions	2,185,145	2,185,145	27,279	27,281
Distributions reinvested	25	25	—	—
Redemptions	(1,544,474)	(1,544,474)	(6)	(6)
Net increase	640,696	640,696	27,273	27,275
Class R5 shares
Subscriptions	141,267	141,266	1,446,392	1,446,466
Distributions reinvested	37	37	79	79
Redemptions	(343,247)	(343,247)	(1,288,358)	(1,288,359)
Net increase (decrease)	(201,943)	(201,944)	158,113	158,186
Class W shares
Subscriptions	11,481,183	11,481,183	8,256,113	8,258,900
Distributions reinvested	1,355	1,355	3,233	3,233
Redemptions	(3,829,122)	(3,829,122)	(21,705,488)	(21,705,488)
Net increase (decrease)	7,653,416	7,653,416	(13,446,142)	(13,443,355)
Class Y shares
Subscriptions	—	—	650,177	650,177
Distributions reinvested	—	—	229	229
Conversions to Class Z	—	—	(25,902,387)	(25,902,387)
Redemptions	—	—	(938,348)	(938,348)
Net decrease	—	—	(26,190,329)	(26,190,329)
Class Z shares
Subscriptions	35,924,951	35,924,952	75,340,326	75,346,162
Conversions from Class Y	—	—	25,902,387	25,902,387
Distributions reinvested	3,169	3,169	4,816	4,830
Redemptions	(33,119,143)	(33,119,143)	(56,281,675)	(56,281,675)
Net increase	2,808,977	2,808,978	44,965,854	44,971,704
Total net decrease	(206,020,841)	(206,020,842)	(351,604,101)	(351,389,406)

(a)	Includes conversions of Class B shares to Class A shares. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011		2010		2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.008	0.03	0.05
Net realized and unrealized gain (loss)	(0.000	)(a)	0.000	(a)	(0.005)		(0.007)	—	—
Increase from payments by affiliate	—		—		0.005		0.007	—	—
Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.008	0.03	0.05
Less distributions to shareholders from:
Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.008)	(0.03)	(0.05)
Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.008)	(0.03)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.01%		0.01%		0.05%	(b)	0.79% (c)	3.52%	4.80%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.73%	(d)	0.68%		0.75%		0.73%	0.65%	0.70%
Net expenses after fees waived or expenses reimbursed(e)	0.12%	(d)(f)	0.21%		0.25%		0.61%	0.65% (g)	0.70%
Net investment income	0.01%	(d)(f)	0.01%		0.04%		0.86%	3.45%	4.65%
Supplemental data
Net assets, end of period (in thousands)	$1,988,795		$2,170,619		$2,528,588		$3,278,886	$4,728,064	$4,662,136

Notes to Financial Highlights

(a)	Rounds to less than $0.001.
(b)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.53%.
(c)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.74%.
(d)	Annualized.
(e)

The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.63%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	17

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011		2010		2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.000	(a)	0.000	(a)	(0.000	)(a)	0.005	0.03	0.04
Net realized and unrealized gain (loss)	(0.000	)(a)	0.000	(a)	(0.006)		(0.007)	—	—
Increase from payments by affiliate	—		—		0.006		0.007	—	—
Total from investment operations	0.000	(a)	0.000	(a)	(0.000	)(a)	0.005	0.03	0.04
Less distributions to shareholders from:
Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.005)	(0.03)	(0.04)
Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.005)	(0.03)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.00%	(b)	0.01%		0.01%	(c)	0.45% (d)	2.84%	4.11%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	1.48%	(e)	1.43%		1.43%		1.39%	1.30%	1.36%
Net expenses after fees waived or expenses reimbursed(f)	0.13%	(e)(g)	0.21%		0.30%		0.93%	1.30% (h)	1.36%
Net investment income (loss)	0.01%	(e)(g)	0.00%	(f)	(0.01%	)	0.41%	2.70%	3.98%
Supplemental data
Net assets, end of period (in thousands)	$17,834		$18,617		$33,927		$76,370	$85,973	$75,692

Notes to Financial Highlights

(a)	Rounds to less than $0.001.
(b)	Rounds to less than 0.01%.
(c)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.59%.
(d)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lowered by 0.71%.
(e)	Annualized.
(f)

The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earning and bank fee credits was 1.29%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011		2010		2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.000	(a)	0.000	(a)	(0.000	)(a)	0.005	0.03	0.04
Net realized and unrealized gain (loss)	(0.000	)(a)	0.000	(a)	(0.005)		(0.007)	—	—
Increase from payments by affiliate	—		—		0.005		0.007	—	—
Total from investment operations	0.000	(a)	0.000	(a)	(0.000	)(a)	0.005	0.03	0.04
Less distributions to shareholders from:
Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.005)	(0.03)	(0.04)
Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.005)	(0.03)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.00%	(b)	0.01%		0.01%	(c)	0.46% (d)	2.85%	4.12%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.72%	(e)	0.68%		1.18%		1.39%	1.30%	1.36%
Net expenses after fees waived or expenses reimbursed(f)	0.11%	(e)(g)	0.20%		0.30%		0.96%	1.30% (h)	1.36%
Net investment income (loss)	0.02%	(e)(g)	0.01%		(0.00%	)(b)	0.44%	2.60%	4.00%
Supplemental data
Net assets, end of period (in thousands)	$15,062		$12,975		$7,910		$7,073	$7,698	$3,601

Notes to Financial Highlights

(a)	Rounds to less than $0.001.
(b)	Rounds to less than 0.01%.
(c)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.48%.
(d)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.
(e)	Annualized.
(f)

The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 1.29%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	19

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011		2010		2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.010	0.04	0.05
Net realized and unrealized gain (loss)	(0.000	)(a)	0.000	(a)	(0.006)		(0.007)	—	—
Increase from payments by affiliate	—		—		0.006		0.007	—	—
Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.010	0.04	0.05
Less distributions to shareholders from:
Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.010)	(0.04)	(0.05)
Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.010)	(0.04)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.00%	(b)	0.01%		0.01%	(c)	0.96% (d)	3.81%	5.14%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.40%	(e)	0.40%		0.41%		0.43%	0.37%	0.38%
Net expenses after fees waived or expenses reimbursed(f)	0.10%	(e)(f)	0.21%		0.29%		0.43%	0.37% (g)	0.38%
Net investment income	0.03%	(e)(f)	0.01%		0.01%		1.02%	3.55%	4.97%
Supplemental data
Net assets, end of period (in thousands)	$2,054		$38,467		$27,175		$74,517	$86,516	$49,244

Notes to Financial Highlights

(a)	Rounds to less than $0.001.
(b)	Rounds to less than 0.01%.
(c)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.59%.
(d)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.
(e)	Annualized.
(f)

The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(g)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.36%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011		2010(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.000	(b)	0.000	(b)	0.002
Net realized and unrealized gain (loss)	(0.000	)(b)	(0.000	)(b)	(0.001)
Total from investment operations	0.000	(b)	0.000	(b)	0.001
Less distributions to shareholders from:
Net investment income	(0.000	)(b)	(0.000	)(b)	(0.001)
Total distributions to shareholders	(0.000	)(b)	(0.000	)(b)	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00
Total return	0.01%		0.03%		0.14%	(c)
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.73%	(d)	0.67%		0.80%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.10%	(d)(f)	0.18%		0.07%	(d)
Net investment income	0.04%	(d)(f)	0.02%		0.21%	(d)
Supplemental data
Net assets, end of period (in thousands)	$671		$30		$3

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to July 31, 2010.
(b)	Rounds to less than $0.001.
(c)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. There was no impact to the total return.
(d)	Annualized.
(e)

The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	21

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011		2010		2009	2008	2007(a)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.000	(b)	0.000	(b)	0.000	(b)	0.009	0.04	0.03
Net realized and unrealized gain (loss)	(0.000	)(b)	0.000	(b)	(0.002)		(0.007)	—	—
Increase from payments by affiliate	—		—		0.002		0.007	—	—
Total from investment operations	0.000	(b)	0.000	(b)	0.000	(b)	0.009	0.04	0.03
Less distributions to shareholders from:
Net investment income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.009)	(0.04)	(0.03)
Total distributions to shareholders	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.009)	(0.04)	(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.01%		0.01%		0.04%	(c)	0.91% (d)	3.75%	3.20%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.43%	(e)	0.42%		0.45%		0.51%	0.41%	0.44%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.08%	(e)	0.21%		0.18%		0.49%	0.41% (g)	0.44%	(e)
Net investment income	0.05%	(e)	0.01%		0.05%		0.90%	3.68%	4.90%	(e)
Supplemental data
Net assets, end of period (in thousands)	$682		$884		$726		$5	$5	$5

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to July 31, 2007.
(b)	Rounds to less than $0.001.
(c)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.19%.
(d)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.
(e)	Annualized.
(f)

The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(g)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.41%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011		2010		2009	2008	2007(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.000	(b)	0.000	(b)	(0.000	)(b)	0.008	0.04	0.03
Net realized and unrealized gain (loss)	(0.000	)(b)	0.000	(b)	(0.005)		(0.007)	—	—
Increase from payments by affiliate	—		—		0.005		0.007	—	—
Total from investment operations	0.000	(b)	0.000	(b)	(0.000	)(b)	0.008	0.04	0.03
Less distributions to shareholders from:
Net investment income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.008)	(0.04)	(0.03)
Total distributions to shareholders	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.008)	(0.04)	(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.00%	(c)	0.01%		0.01%	(d)	0.76% (e)	3.49%	3.13%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.73%	(f)	0.67%		0.68%		0.73%	0.67%	0.65%	(f)
Net expenses after fees waived or expenses reimbursed(g)	0.13%	(f)(h)	0.21%		0.30%		0.64%	0.67% (i)	0.65%	(f)
Net investment income (loss)	0.00%	(c)(f)(h)	0.01%		(0.00%	)(c)	0.78%	4.05%	4.46%	(f)
Supplemental data
Net assets, end of period (in thousands)	$28,786		$21,133		$34,577		$31,351	$38,283	$120,155

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to July 31, 2007.
(b)	Rounds to less than $0.001.
(c)	Rounds to less than 0.01%.
(d)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.50%.
(e)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.71%.
(f)	Annualized.
(g)

The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.65%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011		2010(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.000	(b)	0.000	(b)	0.000	(b)
Net realized and unrealized gain (loss)	(0.000	)(b)	0.000	(b)	(0.000	)(b)
Increase from payments by affiliate	—		—		0.000	(b)
Total from investment operations	0.000	(b)	0.000	(b)	0.000	(b)
Less distributions to shareholders from:
Net investment income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Total distributions to shareholders	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Total asset value, end of period	$1.00		$1.00		$1.00
Total return	0.00%	(c)	0.01%		0.00%	(c)(d)
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.73%		0.67%		0.61%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.12%	(g)	0.20%		0.26%	(e)
Net investment income	0.01%	(g)	0.01%		0.02%	(e)
Supplemental data
Net assets, end of period (in thousands)	$67,597		$64,787		$19,816

Notes to Financial Highlights

(a)	For the period from April 30, 2010 (commencement of operations) to July 31, 2010.
(b)	Rounds to less than $0.001.
(c)	Rounds to less than 0.01%.
(d)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. There was no impact to the total return.
(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Notes to Financial Statements

January 31, 2012 (Unaudited)

Note	1. Organization

Columbia Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum Contingent Deferred Sales Charge (CDSC) of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	25

Notes to Financial Statements (continued)

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

26	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	27

Notes to Financial Statements (continued)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.33% to 0.15% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended January 31, 2012 was 0.31% of the Fund’s average daily net assets.

28	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Administration Fees `

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2012 was 0.05% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2012, other expenses paid to this company were $4,635.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the six months ended January 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.33%
Class B	0.33
Class C	0.32
Class R	0.33
Class R5	0.03
Class W	0.33
Class Z	0.33

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2012, these minimum account balance fees reduced total expenses by $861.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 0.85%, 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively. For Class B shares, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. For the six months ended January 31, 2012, the Fund did not pay distribution fees for Class A, Class C, Class R and Class W shares. For the six months ended January 31, 2012, the Fund paid distribution fees equal to 0.75% for Class B shares.

30	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,353,000 and $379,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

CDSCs received by the Distributor for distributing Fund shares were $3,301 for Class A, $22,085 for Class B and $8,724 for Class C for the six months ended January 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.62%
Class B	1.27
Class C	1.27
Class I	0.32
Class R	0.77
Class R5	0.37
Class W	0.62
Class Z	0.52

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

In addition, from time to time, the Investment Manager and its affiliates have waived or absorbed expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six month ended January 31, 2012.

32	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Note	6. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	7. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

34	COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA MONEY MARKET FUND — 2012 SEMIANNUAL REPORT	35

Columbia Money Market Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6322 AD (3/12)

Semiannual Report

Columbia

Limited Duration Credit Fund

Semiannual Report for the Period Ended

January 31, 2012

Columbia Limited Duration Credit Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	16

Statement of Operations	18

Statement of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	29

Proxy Voting	47

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Limited Duration Credit Fund (the Fund) Class A shares gained 0.37% (excluding sales charge) for the six months ended January 31, 2012.

>	The Fund underperformed its primary benchmark, the Barclays Capital U.S. 1-5 Year Corporate Index, which returned 1.18% for the same period.

>	The Fund also underperformed its former benchmark, the Barclays Capital U.S. 1-5 Year Credit Index, which advanced 1.08% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)

	6 months*	1 year	5 years	Since inception 6/19/03
Columbia Limited Duration Credit Fund Class A (excluding sales charge)	+0.37%	+2.77%	+4.60%	+3.64%
Barclays Capital U.S. 1-5 Year Corporate Index(1) (unmanaged)	+1.18%	+4.10%	+5.70%	+4.44%	**
Barclays Capital U.S. 1-5 Year Credit Index(1) (unmanaged)	+1.08%	+3.93%	+5.56%	+4.27%

*	Not annualized.

**	Since inception 6/30/03.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Barclays Capital U.S. 1-5 Year Corporate Index is an unmanaged index which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 1 and 5 years. On December 1, 2011, the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays Capital U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s Investment Manager made this recommendation to the Fund’s Board because the Investment Manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

2	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	6 months*	1 year	5 years	Since inception
Class A (inception 6/19/03)	+0.37%	+2.77%	+4.60%	+3.64%
Class B (inception 6/19/03)	-0.02%	+2.09%	+3.83%	+2.87%
Class C (inception 6/19/03)	-0.01%	+2.10%	+3.83%	+2.87%
Class I** (inception 3/4/04)	+0.56%	+3.24%	+4.99%	+3.98%
Class R4 (inception 6/19/03)	+0.41%	+2.93%	+4.81%	+3.84%
Class W** (inception 12/1/06)	+0.38%	+2.89%	+4.58%	+3.63%
Class Z** (inception 9/27/10)	+0.51%	+3.15%	+4.67%	+3.69%

With sales charge
Class A (inception 6/19/03)	-2.62%	-0.32%	+3.96%	+3.28%
Class B (inception 6/19/03)	-4.97%	-2.91%	+3.48%	+2.87%
Class C (inception 6/19/03)	-1.01%	+1.10%	+3.83%	+2.87%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 3.00% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at January 31, 2012)
Consumer Discretionary	6.5%
Consumer Staples	8.4
Energy	7.4
Financials	11.4
Health Care	4.0
Industrials	4.7
Materials	3.0
Telecommunication	15.6
U.S. Government & Agency Obligations	1.3
Utilities	29.7
Other(2)	8.0

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Includes investments in affiliated money market fund.

QUALITY BREAKDOWN(1) (at January 31, 2012)
AAA rating	1.4%
AA rating	4.5
A rating	8.5
BBB rating	75.0
BB rating	8.9
B rating	1.7

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and affiliated money market fund.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not Rated.

4	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	5

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.70	1,021.19	4.23	4.26	0.83%
Class B	1,000.00	1,000.00	999.80	1,017.38	8.03	8.10	1.58%
Class C	1,000.00	1,000.00	999.90	1,017.38	8.03	8.10	1.58%
Class I	1,000.00	1,000.00	1,005.60	1,023.07	2.34	2.36	0.46%
Class R4	1,000.00	1,000.00	1,004.10	1,021.60	3.82	3.85	0.75%
Class W	1,000.00	1,000.00	1,003.80	1,021.24	4.18	4.21	0.82%
Class Z	1,000.00	1,000.00	1,005.10	1,022.46	2.96	2.98	0.58%

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Limited Duration Credit Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 88.5%
Aerospace & Defense 1.0%
L-3 Communications Corp.
11/15/16	3.950%	$9,000,000	$9,312,669
Banking 5.7%
ANZ National International Ltd. Senior Unsecured(a)(b)
08/10/15	3.125%	2,900,000	2,922,802
Bank of America Corp. Senior Unsecured
03/17/16	3.625%	9,690,000	9,494,776
Citigroup, Inc. Senior Unsecured
10/15/14	5.500%	6,480,000	6,972,104
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	2,175,000	2,267,007
Goldman Sachs Group, Inc. (The) Senior Unsecured
02/07/16	3.625%	9,575,000	9,537,476
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	10,730,000	11,050,752
KeyCorp Senior Unsecured
08/13/15	3.750%	2,200,000	2,316,023
Morgan Stanley Senior Unsecured
04/29/16	3.800%	9,975,000	9,692,358
Santander U.S. Debt SAU Bank Guaranteed(a)
10/07/15	3.781%	600,000	558,947

Total			54,812,245
Chemicals 1.3%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	9,204,000	10,371,804
Lyondell Chemical Co. Senior Secured
11/01/17	8.000%	1,634,000	1,821,910
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	190,000	210,900

Total			12,404,614

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 0.9%
Case New Holland, Inc.
09/01/13	7.750%	$4,225,000	$4,573,562
Manitowoc Co., Inc. (The)
11/01/13	7.125%	4,350,000	4,371,750

Total			8,945,312
Consumer Products 1.2%
Beam, Inc. Senior Unsecured
06/15/14	6.375%	2,898,000	3,162,309
Clorox Co. (The) Senior Unsecured
11/01/15	3.550%	5,750,000	6,123,865
10/15/17	5.950%	1,895,000	2,217,063

Total			11,503,237
Electric 16.9%
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	4,815,000	5,064,405
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	1,040,000	1,228,544
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	4,435,000	4,512,612
12/15/15	6.875%	7,600,000	8,417,023
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	4,335,000	4,617,430
Consumers Energy Co. 1st Mortgage
03/15/15	5.000%	4,270,000	4,709,866
08/15/16	5.500%	2,490,000	2,888,034
09/15/18	5.650%	1,000,000	1,187,353
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	13,616,000	15,457,891
06/01/16	6.350%	1,530,000	1,786,489
Dominion Resources, Inc. Senior Unsecured
01/15/16	5.200%	4,225,000	4,768,411
06/15/18	6.400%	5,405,000	6,581,182
08/01/33	5.250%	1,534,000	1,740,458

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (cont.)
Duke Energy Carolinas LLC
01/15/18	5.250%	$2,000,000	$2,376,354
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	3,085,000	3,719,362
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	432,000	522,621
Indiana Michigan Power Co. Senior Unsecured
11/01/12	6.375%	2,500,000	2,593,265
11/15/14	5.050%	7,455,000	8,114,529
Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	5,746,000	5,950,356
04/01/14	4.875%	1,527,000	1,626,446
NRG Energy, Inc.(b)
01/15/17	7.375%	3,985,000	4,119,494
Nevada Power Co.
01/15/15	5.875%	7,232,000	8,119,764
03/15/16	5.950%	1,560,000	1,814,991
08/01/18	6.500%	1,205,000	1,473,501
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	5,311,000	5,845,090
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	1,200,000	1,279,816
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	12,895,000	14,743,305
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	6,860,000	7,895,421
Sierra Pacific Power Co.
05/15/16	6.000%	8,508,000	10,027,963
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	1,350,000	1,621,261
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	15,394,000	16,601,479

Total			161,404,716
Environmental 0.3%
Waste Management, Inc.
09/01/16	2.600%	2,900,000	2,967,924

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 5.3%
Bacardi Ltd.(a)
04/01/14	7.450%	$9,455,000	$10,631,703
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	6,219,000	7,028,813
Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,370,250
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	13,250,000	15,976,413
SABMiller Holdings, Inc.(a)
01/15/17	2.450%	15,250,000	15,578,348

Total			50,585,527
Gas Pipelines 12.2%
Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	3,300,000	3,563,277
11/01/17	6.125%	4,915,000	5,730,674
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	15,955,000	18,351,393
Enterprise Products Operating LLC
06/01/15	3.700%	2,490,000	2,634,816
Gulfstream Natural Gas System LLC(a) Senior Unsecured
11/01/15	5.560%	2,140,000	2,380,865
06/01/16	6.950%	8,061,000	9,357,692
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/16	3.500%	3,315,000	3,487,327
02/15/18	5.950%	1,490,000	1,712,210
Midcontinent Express Pipeline LLC Senior Unsecured(a)
09/15/14	5.450%	13,470,000	14,541,889
Nisource Finance Corp.
09/15/17	5.250%	9,350,000	10,439,406
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	3,111,000	3,699,225
04/15/17	5.950%	8,565,000	10,015,226
Panhandle Eastern Pipeline Co. LP Senior Unsecured
08/15/13	6.050%	5,000,000	5,338,100
11/01/17	6.200%	4,040,000	4,657,175
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	7,830,000	8,349,293

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (cont.)
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	$527,000	$584,970
Rockies Express Pipeline LLC Senior Unsecured(a)
04/15/15	3.900%	7,590,000	7,438,200
Southern Natural Gas Co. Senior Unsecured(a)
04/01/17	5.900%	3,530,000	4,032,079

Total			116,313,817
Health Care 4.0%
AmerisourceBergen Corp.
09/15/15	5.875%	8,120,000	9,320,120
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	3,010,000	3,240,879
Express Scripts, Inc.
05/15/16	3.125%	12,595,000	13,036,606
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	7,760,000	8,497,632
Medco Health Solutions, Inc. Senior Unsecured
09/15/15	2.750%	4,025,000	4,108,788

Total			38,204,025
Independent Energy 4.4%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	13,597,000	15,610,117
Chesapeake Energy Corp.
07/15/13	7.625%	2,509,000	2,640,723
Denbury Resources, Inc.
03/01/16	9.750%	1,250,000	1,396,875
Encana Corp. Senior Unsecured
12/01/17	5.900%	4,925,000	5,629,157
Forest Oil Corp.
02/15/14	8.500%	4,965,000	5,411,850
Newfield Exploration Co. Senior Subordinated Notes
09/01/14	6.625%	2,630,000	2,662,875
Woodside Finance Ltd.(a)
11/10/14	4.500%	8,000,000	8,434,375

Total			41,785,972

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 1.3%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	$10,520,000	$10,838,230
Petro-Canada Senior Unsecured
05/15/18	6.050%	1,511,000	1,819,001

Total			12,657,231
Life Insurance 2.7%
Metropolitan Life Global Funding I(a) Secured
06/14/18	3.650%	4,590,000	4,818,530
Senior Secured
09/29/15	2.500%	500,000	510,575
Prudential Financial, Inc. Senior Unsecured
01/14/15	3.875%	10,200,000	10,700,371
09/17/15	4.750%	2,895,000	3,128,763
12/01/17	6.000%	6,070,000	6,924,862

Total			26,083,101
Media Cable 3.8%
CSC Holdings LLC Senior Unsecured
04/15/14	8.500%	1,000,000	1,112,500
Charter Communications Operating LLC/Capital Secured(a)
04/30/12	8.000%	2,870,000	2,920,225
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	7,088,000	7,295,133
03/01/16	3.500%	2,000,000	2,088,040
DISH DBS Corp.
02/01/16	7.125%	3,924,000	4,306,590
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	3,300,000	3,358,690
Time Warner Cable, Inc.
05/01/17	5.850%	11,732,000	13,651,402
Videotron Ltee
01/15/14	6.875%	1,752,000	1,754,190

Total			36,486,770
Media Non-Cable 8.1%
BSKYB Finance UK PLC(a)
10/15/15	5.625%	10,820,000	12,089,489
British Sky Broadcasting Group PLC(a)
02/15/18	6.100%	5,042,000	5,895,349

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (cont.)
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	$17,875,000	$18,575,396
News America, Inc.
12/15/14	5.300%	1,270,000	1,412,547
RR Donnelley & Sons Co. Senior Unsecured
04/01/14	4.950%	8,700,000	8,439,000
05/15/15	5.500%	6,000,000	5,670,000
Reed Elsevier Capital, Inc.
01/15/14	7.750%	4,378,000	4,895,633
TCM Sub LLC(a)
01/15/15	3.550%	14,300,000	15,169,047
Thomson Reuters Corp.
07/15/18	6.500%	4,065,000	4,997,775

Total			77,144,236
Metals 1.6%
ArcelorMittal Senior Unsecured(b)
03/01/16	3.750%	11,083,000	11,140,687
FMG Resources August 2006 Proprietary Ltd.(a)
11/01/15	7.000%	1,250,000	1,287,500
United States Steel Corp. Senior Unsecured
06/01/13	5.650%	2,525,000	2,575,500

Total			15,003,687
Non-Captive Diversified 1.9%
General Electric Capital Corp. Senior Unsecured
10/17/16	3.350%	12,095,000	12,762,668
01/09/17	2.900%	5,700,000	5,863,693

Total			18,626,361
Oil Field Services 0.4%
Weatherford International Ltd.
02/15/16	5.500%	3,160,000	3,500,920
Packaging 0.1%
Greif, Inc. Senior Unsecured
02/01/17	6.750%	700,000	738,500
Property & Casualty 0.7%
CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	520,000	567,080

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (cont.)
Liberty Mutual Group, Inc. Senior Unsecured(a)
03/15/14	5.750%	$6,050,000	$6,310,162

Total			6,877,242
Railroads 1.0%
CSX Corp. Senior Unsecured
03/15/18	6.250%	4,245,000	5,120,913
Kansas City Southern Railway
06/01/15	8.000%	3,240,000	3,430,350
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	850,000	1,011,025

Total			9,562,288
Refining 1.1%
Valero Energy Corp.
02/01/15	4.500%	9,980,000	10,732,432
Restaurants 0.5%
Yum! Brands, Inc. Senior Unsecured
09/15/15	4.250%	4,560,000	4,953,086
Retailers 2.0%
Best Buy Co., Inc. Senior Unsecured
03/15/16	3.750%	11,445,000	11,396,702
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	6,771,000	7,995,007

Total			19,391,709
Supermarkets 1.7%
Kroger Co. (The)
10/01/15	3.900%	2,565,000	2,788,437
Senior Unsecured
01/15/17	2.200%	4,785,000	4,831,907
Safeway, Inc. Senior Unsecured
12/01/16	3.400%	8,540,000	8,851,454

Total			16,471,798
Technology 0.4%
Hewlett-Packard Co. Senior Unsecured(b)
12/09/16	3.300%	3,870,000	4,044,576

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 1.3%
ERAC U.S.A. Finance LLC(a)
10/15/17	6.375%	$10,930,000	$12,631,838
Wireless 0.1%
Nextel Communications, Inc.
03/15/14	5.950%	1,241,000	1,228,590
Wirelines 6.6%
AT&T, Inc. Senior Unsecured
08/15/16	2.400%	3,640,000	3,776,391
Deutsche Telekom International Finance BV(a)
04/11/16	3.125%	6,785,000	6,976,771
Embarq Corp. Senior Unsecured
06/01/16	7.082%	17,945,000	20,037,674
Frontier Communications Corp. Senior Unsecured(b)
01/15/13	6.250%	3,258,000	3,339,450
Telecom Italia Capital SA
10/01/15	5.250%	2,770,000	2,676,513
Telefonica Emisiones SAU
01/15/15	4.949%	6,625,000	6,845,129
02/16/16	3.992%	2,570,000	2,568,162
Verizon Communications, Inc. Senior Unsecured
11/01/16	2.000%	12,335,000	12,587.275
Windstream Corp.
08/01/13	8.125%	3,975,000	4,253,250

Total			63,060,615
Total Corporate Bonds & Notes (Cost: $824,738,092)			$847,435,038

U.S. Treasury Obligations 1.2%
U.S. Treasury
09/30/16	1.000%	$2,120,000	$2,155,775
U.S. Treasury(b)
10/31/16	1.000%	1,670,000	1,696,746
U.S. Treasury(c)
01/31/17	0.875%	7,995,000	8,059,336
Total U.S. Treasury Obligations (Cost: $11,843,641)			$11,911,857

	Shares	Value

Money Market Funds 7.8%
Columbia Short-Term Cash Fund,
0.134%(d)(e)	74,220,219	$74,220,219
Total Money Market Funds (Cost: $74,220,219)		$74,220,219

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.0%
Repurchase Agreements 2.0%
Barclays Capital, Inc. dated 01/31/12, matures 02/01/12, repurchase price $5,799,242(f)
	0.150%	$5,799,218	$5,799,218
Natixis Financial Products, Inc. dated 01/31/12, matures 02/01/12, repurchase price $3,000,009(f)
	0.110%	3,000,000	3,000,000
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $10,000,056(f)
	0.200%	10,000,000	10,000,000

Total			18,799,218
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $18,799,218)			$18,799,218
Total Investments
(Cost: $929,601,170)			$952,366,332
Other Assets & Liabilities, Net			4,392,883
Net Assets			$956,759,215

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

At January 31, 2012, $2,419,400 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 2-year	(368)	$(81,236,000)	April 2012	$—	$(92,552)
U.S. Treasury Note, 5-year	(2,520)	(312,598,138)	April 2012	—	(3,349,958)
U.S. Treasury Note, 10-year	(294)	(38,881,500)	March 2012	—	(613,707)
Total				$—	$(4,056,217)

Notes to Portfolio of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $144,486,386 or 15.10% of net assets.
(b)	At January 31, 2012, security was partially or fully on loan.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(e)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,351,912	$212,104,909	$(164,236,602)	$—	$74,220,219	$25,470	$74,220,219

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.150%)

Security Description	Value
United States Treasury Note/Bond	$5,915,202
Total Market Value of Collateral Securities	$5,915,202

Natixis Financial Products, Inc. (0.110%)

Security Description	Value
Fannie Mae Pool	$274,957
Fannie Mae REMICS	1,183,899
Freddie Mac Gold Pool	278,874
Freddie Mac REMICS	949,341
Government National Mortgage Association	372,938
Total Market Value of Collateral Securities	$3,060,009

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$2,532,237
Fannie Mae REMICS	823,367
Federal Farm Credit Bank	209,078
Federal Home Loan Banks	64,759
Federal Home Loan Mortgage Corp.	55,324
Federal National Mortgage Association	123,738
Freddie Mac Gold Pool	1,420,999
Freddie Mac Non Gold Pool	585,046
Freddie Mac REMICS	908,830
Ginnie Mae I Pool	1,304,108
Ginnie Mae II Pool	1,408,893
Government National Mortgage Association	362,702
United States Treasury Bill	6,399
United States Treasury Note/Bond	386,939
United States Treasury Strip Coupon	7,582
Total Market Value of Collateral Securities	$10,200,001

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of January 31, 2012:

	Fair Value at January 31, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Bonds
Corporate Bonds & Notes	$—	$847,435,038	$—	$847,435,038
U.S. Treasury Obligations	11,911,857	—	—	11,911,857
Total Bonds	11,911,857	847,435,038	—	859,346,895
Other
Money Market Funds	74,220,219	—	—	74,220,219
Investments of Cash Collateral Received for Securities on Loan	—	18,799,218	—	18,799,218
Total Other	74,220,219	18,799,218	—	93,019,437
Investments in Securities	86,132,076	866,234,256	—	952,366,332
Derivatives(c)
Liabilities
Futures Contracts	(4,056,217)	—	—	(4,056,217)
Total	$82,075,859	$866,234,256	$—	$948,310,115

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	15

Statements of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $836,581,733)	$859,346,895
Affiliated issuers (identified cost $74,220,219)	74,220,219
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $18,799,218)	18,799,218
Total investments (identified cost $929,601,170)	952,366,332
Margin deposits on futures contracts	2,419,400
Receivable for:
Investments sold	27,224,311
Capital shares sold	3,327,284
Dividends	6,028
Interest	10,422,050
Reclaims	4,240
Expense reimbursement due from Investment Manager	5,065
Prepaid expense	8,684
Total assets	995,783,394
Liabilities
Due upon return of securities on loan	18,799,218
Payable for:
Investments purchased	7,685,706
Investments purchased on a delayed delivery basis	8,051,599
Capital shares purchased	2,056,399
Dividend distributions to shareholders	2,006,985
Variation margin on futures contracts	243,948
Investment management fees	9,385
Distribution fees	6,618
Transfer agent fees	75,764
Administration fees	1,763
Plan administration fees	3
Other expenses	86,791
Total liabilities	39,024,179
Net assets applicable to outstanding capital stock	$956,759,215

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

January 31, 2012 (Unaudited)

Represented by
Paid-in capital	$937,998,755
Undistributed net investment income	101,263
Accumulated net realized loss	(49,748)
Unrealized appreciation (depreciation) on:
Investments	22,765,162
Futures contracts	(4,056,217)
Total — representing net assets applicable to outstanding capital stock	$956,759,215
*Value of securities on loan	$20,189,912
Net assets applicable to outstanding shares
Class A	$587,875,699
Class B	$8,737,002
Class C	$83,345,923
Class I	$187,346,812
Class R4	$496,114
Class W	$16,244,645
Class Z	$72,713,020
Shares outstanding
Class A	58,700,853
Class B	872,802
Class C	8,327,117
Class I	18,703,067
Class R4	49,420
Class W	1,619,920
Class Z	7,257,353
Net asset value per share
Class A(a)	$10.01
Class B	$10.01
Class C	$10.01
Class I	$10.02
Class R4	$10.04
Class W	$10.03
Class Z	$10.02

(a)	The maximum offering price per share for Class A is $10.32. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	17

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Net investment income
Income:
Interest	$15,582,324
Dividends from affiliates	25,470
Income from securities lending — net	12,007
Foreign taxes withheld	(1,809)
Total income	15,617,992
Expenses:
Investment management fees	1,673,535
Distribution fees
Class A	721,234
Class B	44,895
Class C	403,620
Class W	18,365
Transfer agent fees
Class A	527,922
Class B	8,208
Class C	73,520
Class R4	128
Class W	13,283
Class Z	46,809
Administration fees	314,900
Plan administration fees
Class R4	731
Compensation of board members	11,785
Custodian fees	16,686
Printing and postage fees	22,477
Registration fees	50,242
Professional fees	29,029
Other	17,328
Total expenses	3,994,697
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(241,499)
Expense reductions	(20)
Total net expenses	3,753,178
Net investment income	11,864,814

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$10,662,483
Futures contracts	(16,083,636)
Net realized loss	(5,421,153)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,641,027)
Futures contracts	3,658,461
Net change in unrealized depreciation	(1,982,566)
Net realized and unrealized loss	(7,403,719)
Net increase in net assets resulting from operations	$4,461,095

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	19

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Operations
Net investment income	$11,864,814	$21,505,079
Net realized gain (loss)	(5,421,153)	11,480,048
Net change in unrealized appreciation (depreciation)	(1,982,566)	573,629
Net increase in net assets resulting from operations	4,461,095	33,558,756
Distributions to shareholders from:
Net investment income
Class A	(7,174,467)	(14,260,279)
Class B	(77,605)	(285,004)
Class C	(698,445)	(1,403,094)
Class I	(2,817,161)	(5,584,042)
Class R4	(7,476)	(17,659)
Class W	(183,028)	(96,342)
Class Z	(694,905)	(250,178)
Total distributions to shareholders	(11,653,087)	(21,896,598)
Increase in net assets from share transactions	107,195,611	264,119,960
Total increase in net assets	100,003,619	275,782,118
Net assets at beginning of period	856,755,596	580,973,478
Net assets at end of period	$956,759,215	$856,755,596
Undistributed (excess of distributions over) net investment income	$101,263	$(110,464)

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	18,555,932	184,653,979	31,074,822	311,380,412
Distributions reinvested	553,989	5,497,765	1,106,368	11,090,404
Redemptions	(11,573,964)	(114,806,056)	(20,517,032)	(205,658,478)
Net increase	7,535,957	75,345,688	11,664,158	116,812,338
Class B shares
Subscriptions	140,243	1,396,663	457,271	4,582,435
Distributions reinvested	7,442	73,812	27,547	275,932
Redemptions(b)	(141,921)	(1,406,768)	(781,219)	(7,848,751)
Net increase (decrease)	5,764	63,707	(296,401)	(2,990,384)
Class C shares
Subscriptions	2,182,790	21,723,091	3,635,807	36,430,208
Distributions reinvested	54,932	544,818	107,882	1,080,653
Redemptions	(1,043,210)	(10,350,249)	(1,575,759)	(15,775,518)
Net increase	1,194,512	11,917,660	2,167,930	21,735,343
Class I shares
Subscriptions	2,294,494	22,716,295	10,071,456	100,939,786
Distributions reinvested	282,984	2,809,275	566,729	5,686,124
Redemptions	(5,282,163)	(52,230,687)	(1,985,971)	(19,947,196)
Net increase (decrease)	(2,704,685)	(26,705,117)	8,652,214	86,678,714
Class R4 shares
Subscriptions	3,741	37,500	2,314	23,158
Distributions reinvested	734	7,296	1,709	17,175
Redemptions	(11,878)	(117,978)	(1,440)	(14,468)
Net increase (decrease)	(7,403)	(73,182)	2,583	25,865
Class W shares
Subscriptions	520,493	5,167,262	1,292,454	12,980,370
Distributions reinvested	18,409	182,961	9,534	96,178
Redemptions	(140,016)	(1,393,114)	(81,466)	(821,163)
Net increase	398,886	3,957,109	1,220,522	12,255,385
Class Z shares
Subscriptions	5,438,014	53,914,284	5,318,810	53,497,799
Distributions reinvested	35,821	356,028	8,735	88,039
Redemptions	(1,164,621)	(11,580,566)	(2,379,406)	(23,983,139)
Net increase	4,309,214	42,689,746	2,948,139	29,602,699
Total net increase	10,732,245	107,195,611	26,359,145	264,119,960

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011.
(b)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	21

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.10		$9.94	$9.46	$9.34	$9.58	$9.57
Income from investment operations:
Net investment income	0.13		0.31	0.38	0.37	0.43	0.42
Net realized and unrealized gain (loss)	(0.09)		0.17	0.50	0.10	(0.27)	0.02
Total from investment operations	0.04		0.48	0.88	0.47	0.16	0.44
Less distributions to shareholders from:
Net investment income	(0.13)		(0.32)	(0.40)	(0.35)	(0.40)	(0.43)
Total distributions to shareholders	(0.13)		(0.32)	(0.40)	(0.35)	(0.40)	(0.43)
Net asset value, end of period	$10.01		$10.10	$9.94	$9.46	$9.34	$9.58
Total return	0.37%		4.87%	9.40%	5.39%	1.56%	4.63%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.89%	(b)	0.94%	0.96%	1.06%	1.08%	1.11%
Net expenses after fees waived or expenses reimbursed(c)	0.83%	(b)(d)	0.86%	0.85%	0.89%	0.89%	0.89%
Net investment income	2.54%	(b)(d)	3.11%	3.90%	4.16%	4.45%	4.34%
Supplemental data
Net assets, end of period (in thousands)	$587,876		$516,916	$392,689	$114,937	$62,677	$61,547
Portfolio turnover	40%		113%	101%	335% (e)	218% (e)	263%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.10		$9.94	$9.46	$9.34	$9.58	$9.57
Income from investment operations:
Net investment income	0.09		0.24	0.31	0.30	0.36	0.34
Net realized and unrealized gain (loss)	(0.09)		0.17	0.49	0.11	(0.28)	0.02
Total from investment operations	.00		0.41	0.80	0.41	0.08	0.36
Less distributions to shareholders from:
Net investment income	(0.09)		(0.25)	(0.32)	(0.29)	(0.32)	(0.35)
Total distributions to shareholders	(0.09)		(0.25)	(0.32)	(0.29)	(0.32)	(0.35)
Net asset value, end of period	$10.01		$10.10	$9.94	$9.46	$9.34	$9.58
Total return	(0.02%	)	4.08%	8.59%	4.59%	0.80%	3.84%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.65%	(b)	1.69%	1.73%	1.82%	1.84%	1.87%
Net expenses after fees waived or expenses reimbursed(c)	1.58%	(b)(d)	1.61%	1.61%	1.65%	1.65%	1.65%
Net investment income	1.79%	(b)(d)	2.36%	3.18%	3.37%	3.69%	3.57%
Supplemental data
Net assets, end of period (in thousands)	$8,737		$8,756	$11,562	$7,257	$7,351	$9,671
Portfolio turnover	40%		113%	101%	335% (e)	218% (e)	263%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.10		$9.94	$9.45	$9.34	$9.57	$9.56
Income from investment operations:
Net investment income	0.09		0.23	0.30	0.31	0.36	0.35
Net realized and unrealized gain (loss)	(0.09)		0.18	0.51	0.09	(0.27)	0.01
Total from investment operations	.00		0.41	0.81	0.40	0.09	0.36
Less distributions to shareholders from:
Net investment income	(0.09)		(0.25)	(0.32)	(0.29)	(0.32)	(0.35)
Total distributions to shareholders	(0.09)		(0.25)	(0.32)	(0.29)	(0.32)	(0.35)
Net asset value, end of period	$10.01		$10.10	$9.94	$9.45	$9.34	$9.57
Total return	(0.01%	)	4.09%	8.70%	4.48%	0.91%	3.84%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.64%	(b)	1.69%	1.71%	1.82%	1.83%	1.86%
Net expenses after fees waived or expenses reimbursed(c)	1.58%	(b)(d)	1.61%	1.60%	1.64%	1.64%	1.64%
Net investment income	1.78%	(b)(d)	2.34%	3.12%	3.44%	3.71%	3.59%
Supplemental data
Net assets, end of period (in thousands)	$83,346		$72,019	$49,324	$9,494	$1,600	$1,599
Portfolio turnover	40%		113%	101%	335% (e)	218% (e)	263%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$10.11		$9.94	$9.46	$9.35	$9.58	$9.57
Income from investment operations:
Net investment income	0.15		0.34	0.42	0.41	0.46	0.45
Net realized and unrealized gain (loss)	(0.09)		0.19	0.49	0.09	(0.26)	0.02
Total from investment operations	0.06		0.53	0.91	0.50	0.20	0.47
Less distributions to shareholders from:
Net investment income	(0.15)		(0.36)	(0.43)	(0.39)	(0.43)	(0.46)
Total distributions to shareholders	(0.15)		(0.36)	(0.43)	(0.39)	(0.43)	(0.46)
Net asset value, end of period	$10.02		$10.11	$9.94	$9.46	$9.35	$9.58
Total return	0.56%		5.34%	9.79%	5.66%	2.04%	4.99%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.46%	(b)	0.58%	0.61%	0.66%	0.67%	0.70%
Net expenses after fees waived or expenses reimbursed(c)	0.46%	(b)	0.52%	0.49%	0.53%	0.52%	0.54%
Net investment income	2.90%	(b)	3.41%	4.34%	4.50%	4.83%	4.70%
Supplemental data
Net assets, end of period (in thousands)	$187,347		$216,337	$126,852	$123,651	$105,610	$78,906
Portfolio turnover	40%		113%	101%	335% (d)	218% (d)	263%
Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$10.13		$9.97	$9.49	$9.37	$9.58	$9.57
Income from investment operations:
Net investment income	0.13		0.32	0.38	0.44	0.47	0.43
Net realized and unrealized gain (loss)	(0.09)		0.17	0.50	0.06	(0.26)	0.02
Total from investment operations	0.04		0.49	0.88	0.50	0.21	0.45
Less distributions to shareholders from:
Net investment income	(0.13)		(0.33)	(0.40)	(0.38)	(0.42)	(0.44)
Total distributions to shareholders	(0.13)		(0.33)	(0.40)	(0.38)	(0.42)	(0.44)
Net asset value, end of period	$10.04		$10.13	$9.97	$9.49	$9.37	$9.58
Total return	0.41%		4.92%	9.45%	5.64%	2.14%	4.82%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.75%	(b)	0.89%	0.91%	0.97%	0.98%	0.98%
Net expenses after fees waived or expenses reimbursed(c)	0.75%	(b)	0.82%	0.79%	0.74%	0.51%	0.73%
Net investment income	2.61%	(b)	3.16%	3.93%	4.81%	4.84%	4.48%
Supplemental data
Net assets, end of period (in thousands)	$496		$575	$541	$99	$9	$10
Portfolio turnover	40%		113%	101%	335% (d)	218% (d)	263%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$10.12		$9.95	$9.47	$9.36	$9.58	$9.76
Income from investment operations:
Net investment income	0.13		0.26	0.38	0.36	0.47	0.27
Net realized and unrealized gain (loss)	(0.09)		0.23	0.49	0.10	(0.30)	(0.18)
Total from investment operations	0.04		0.49	0.87	0.46	0.17	(0.09)
Less distributions to shareholders from:
Net investment income	(0.13)		(0.32)	(0.39)	(0.35)	(0.39)	(0.27)
Total distributions to shareholders	(0.13)		(0.32)	(0.39)	(0.35)	(0.39)	(0.27)
Net asset value, end of period	$10.03		$10.12	$9.95	$9.47	$9.36	$9.58
Total return	0.38%		4.97%	9.30%	5.19%	1.68%	1.00%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.89%	(c)	0.89%	1.08%	1.09%	1.14%	1.12%
Net expenses after fees waived or expenses reimbursed(d)	0.82%	(c)(e)	0.86%	0.93%	0.97%	0.97%	0.97%
Net investment income	2.54%	(c)(e)	2.64%	3.92%	4.03%	4.50%	4.34%
Supplemental data
Net assets, end of period (in thousands)	$16,245		$12,353	$5	$5	$5	$5
Portfolio turnover	40%		113%	101%	335% (f)	218% (f)	263%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to July 31, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	27

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.11		$10.05
Income from investment operations:
Net investment income	0.14		0.25
Net realized and unrealized gain (loss)	(0.09)		0.09
Total from investment operations	0.05		0.34
Less distributions to shareholders from:
Net investment income	(0.14)		(0.28)
Total distributions to shareholders	(0.14)		(0.28)
Net asset value, end of period	$10.02		$10.11
Total return	0.51%		3.49%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.65%	(c)	0.67%
Net expenses after fees waived or expenses reimbursed(d)	0.58%	(c)(e)	0.61%
Net investment income	2.81%	(c)(e)	3.01%
Supplemental data
Net assets, end of period (in thousands)	$72,713		$29,799
Portfolio turnover	40%		113%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Notes to Financial Statements

January 31, 2012 (Unaudited)

Note 1. Organization

Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred

30	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement.

32	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at January 31, 2012

Risk Exposure Category	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	$4,056,217	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended January 31, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$(16,083,636)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$3,658,461

Volume of Derivative Instruments for the Six Months Ended January 31, 2012

Contracts Opened
Futures Contracts	7,538

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on

34	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-dividend date.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

36	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended January 31, 2012 was 0.36% of the Fund’s average daily net assets.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2012 was 0.07% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2012, other expenses paid to this company were $2,318.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The

38	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.04
Class W	0.18
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six month ended January 31, 2012, these minimum account balance fees reduced total expenses by $20.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $656,000 and $662,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $283,912 for Class A, $1,996 for Class B and $11,365 for Class C for the six months ended January 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.52
Class R4	0.82
Class W	0.85
Class Z	0.60

Prior to October 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.86%
Class B	1.61
Class C	1.61
Class I	0.52
Class R4	0.82
Class W	0.86
Class Z	0.61

40	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2012, the cost of investments for federal income tax purposes was approximately $929,601,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,148,000
Unrealized depreciation	(1,383,000)
Net unrealized appreciation	$22,765,000

The following capital loss carryforward, determined as of July 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2018	$2,117,055

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $387,281,636 and $344,327,179, respectively, for the six months ended January 31, 2012, of which $17,734,783 and $7,648,349, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2012, securities valued at $20,189,912 were on loan, secured by U.S. government securities valued at $1,805,022 and by cash collateral of $18,799,218 (which does not reflect calls for collateral made to by borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any

42	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At January 31, 2012, affiliated shareholder accounts owned 19.6% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowing during the six months ended January 31, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris

44	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

46	COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA LIMITED DURATION CREDIT FUND — 2012 SEMIANNUAL REPORT	47

Columbia Limited Duration Credit Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6276 K (3/12)

Semiannual Report

Columbia

Large Core Quantitative Fund

Semiannual Report for the Period Ended

January 31, 2012

Columbia Large Core Quantitative Fund seeks to provide shareholders with long-term capital growth.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	17

Statement of Operations	19

Statement of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	32

Proxy Voting	50

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Large Core Quantitative Fund (the Fund) Class A shares gained 3.81% (excluding sales charge) for the six months ended January 31, 2012.

>	The Fund outperformed its benchmark the Standard & Poor’s 500 Index (S&P 500 Index), which rose 2.71% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)

	6 months*	1 year	5 years	Since inception 4/24/03
Columbia Large Core Quantitative Fund Class A (excluding sales charge)	+3.81%	+8.31%	-0.37%	+6.11%
S&P 500 Index(1) (unmanaged)	+2.71%	+4.22%	+0.33%	+6.36%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	6 months*	1 year	5 years	Since inception
Class A (inception 4/24/03)	+3.81%	+8.31%	-0.37%	+6.11%
Class B (inception 4/24/03)	+3.48%	+7.61%	-1.08%	+5.30%
Class C (inception 4/24/03)	+3.52%	+7.69%	-1.09%	+5.30%
Class I** (inception 7/15/04)	+4.07%	+8.94%	+0.03%	+6.46%
Class R** (inception 12/11/06)	+3.85%	+8.16%	-0.59%	+5.84%
Class R4 (inception 4/24/03)	+3.97%	+8.46%	-0.21%	+6.28%
Class R5** (inception 12/11/06)	+4.08%	+8.97%	+0.02%	+6.34%
Class W** (inception 12/1/06)	+3.82%	+8.49%	-0.41%	+6.08%
Class Z** (inception 9/27/10)	+4.16%	+8.84%	-0.25%	+6.18%

With sales charge
Class A (inception 4/24/03)	-2.12%	+2.04%	-1.53%	+5.38%
Class B (inception 4/24/03)	-1.52%	+2.61%	-1.44%	+5.30%
Class C (inception 4/24/03)	+2.52%	+6.69%	-1.09%	+5.30%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at January 31, 2012)
Consumer Discretionary	10.4%
Consumer Staples	10.6
Energy	11.9
Financials	13.8
Health Care	11.7
Industrials	10.2
Information Technology	19.8
Materials	4.4
Telecommunication Services	2.6
Utilities	3.7
Other(2)	0.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(2)	Includes investments in affiliated money market fund.

TOP TEN HOLDINGS(1) (at January 31, 2012)
Apple, Inc.	5.7%
Microsoft Corp.	3.4
Chevron Corp.	3.3
Pfizer, Inc.	3.1
Philip Morris International, Inc.	3.0
Wal-Mart Stores, Inc.	3.0
JPMorgan Chase & Co.	2.9
Verizon Communications, Inc.	2.4
UnitedHealth Group, Inc.	2.1
Apache Corp.	2.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

6	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.10	1,019.87	5.64	5.59	1.09%
Class B	1,000.00	1,000.00	1,034.80	1,016.11	9.46	9.37	1.83%
Class C	1,000.00	1,000.00	1,035.20	1,016.06	9.52	9.43	1.84%
Class I	1,000.00	1,000.00	1,040.70	1,022.00	3.47	3.44	0.67%
Class R	1,000.00	1,000.00	1,038.50	1,018.65	6.89	6.82	1.33%
Class R4	1,000.00	1,000.00	1,039.70	1,020.53	4.98	4.93	0.96%
Class R5	1,000.00	1,000.00	1,040.80	1,021.85	3.63	3.60	0.70%
Class W	1,000.00	1,000.00	1,038.20	1,019.87	5.65	5.59	1.09%
Class Z	1,000.00	1,000.00	1,041.60	1,021.19	4.31	4.26	0.83%

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Large Core Quantitative Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.0%

CONSUMER DISCRETIONARY 10.4%
Diversified Consumer Services 1.6%
Apollo Group, Inc., Class A(a)	993,236	$52,055,499
Household Durables 0.5%
Tempur-Pedic International, Inc.(a)(b)	269,600	17,985,016
Internet & Catalog Retail 1.6%
Netflix, Inc.(a)(b)	113,445	13,636,089
priceline.com, Inc.(a)	78,417	41,520,233

Total		55,156,322
Media 2.9%
Comcast Corp., Class A(b)	983,300	26,145,947
DIRECTV, Class A(a)	1,301,261	58,569,758
DISH Network Corp., Class A	381,800	10,659,856

Total		95,375,561
Specialty Retail 3.8%
AutoZone, Inc.(a)	159,270	55,406,848
Bed Bath & Beyond, Inc.(a)(b)	270,500	16,419,350
GameStop Corp., Class A(a)(b)	221,823	5,181,785
Limited Brands, Inc.(b)	781,219	32,701,827
Ross Stores, Inc.	307,566	15,630,504

Total		125,340,314
TOTAL CONSUMER DISCRETIONARY		345,912,712
CONSUMER STAPLES 10.6%
Beverages 1.1%
Coca-Cola Enterprises, Inc.	1,416,421	37,945,919
Food & Staples Retailing 4.3%
CVS Caremark Corp.	384,700	16,061,225
Kroger Co. (The)	1,200,358	28,520,506
Wal-Mart Stores, Inc.(b)	1,584,692	97,236,701

Total		141,818,432
Food Products 0.9%
Hershey Co. (The)(b)	430,351	26,285,839
Tyson Foods, Inc., Class A	138,200	2,576,048

Total		28,861,887
Household Products 0.3%
Kimberly-Clark Corp.	132,900	9,510,324

Issuer	Shares	Value
Common Stocks (continued)

CONSUMER STAPLES (cont.)
Tobacco 4.0%
Lorillard, Inc.	326,600	$35,073,574
Philip Morris International, Inc.	1,322,549	98,886,989

Total		133,960,563
TOTAL CONSUMER STAPLES		352,097,125
ENERGY 11.9%
Energy Equipment & Services 1.4%
National Oilwell Varco, Inc.	516,882	38,238,931
Schlumberger Ltd.	124,700	9,373,699

Total		47,612,630
Oil, Gas & Consumable Fuels 10.5%
Apache Corp.	682,796	67,514,868
Chevron Corp.	1,051,521	108,390,785
ConocoPhillips(b)	322,984	22,030,739
Exxon Mobil Corp.	577,641	48,371,657
Marathon Oil Corp.(b)	760,733	23,879,409
Tesoro Corp.(a)(b)	1,323,643	33,130,784
Valero Energy Corp.(b)	1,857,605	44,563,944

Total		347,882,186
TOTAL ENERGY		395,494,816
FINANCIALS 13.8%
Capital Markets 1.5%
Franklin Resources, Inc.(b)	483,711	51,321,737
Commercial Banks 0.4%
Wells Fargo & Co.	417,900	12,206,859
Consumer Finance 2.0%
Capital One Financial Corp.(b)	258,697	11,835,387
Discover Financial Services	1,966,155	53,440,093

Total		65,275,480
Diversified Financial Services 4.9%
Citigroup, Inc.(b)	784,741	24,107,244
IntercontinentalExchange, Inc.(a)(b)	134,000	15,340,320
JPMorgan Chase & Co.	2,591,985	96,681,040
Moody’s Corp.(b)	687,300	25,588,179

Total		161,716,783

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS (cont.)
Insurance 3.0%
Aflac, Inc.(b)	1,363,266	$65,750,319
Genworth Financial, Inc., Class A(a)	434,700	3,351,537
Lincoln National Corp.	1,258,983	27,118,494
MetLife, Inc.(b)	153,500	5,423,155

Total		101,643,505
Real Estate Investment Trusts (REITs) 2.0%
Simon Property Group, Inc.(b)	489,630	66,521,132

TOTAL FINANCIALS		458,685,496
HEALTH CARE 11.7%
Biotechnology 2.0%
Amgen, Inc.(b)	958,800	65,112,108
Health Care Providers & Services 2.2%
Humana, Inc.	65,900	5,866,418
UnitedHealth Group, Inc.	1,319,240	68,323,439

Total		74,189,857
Pharmaceuticals 7.5%
Abbott Laboratories(b)	491,344	26,606,278
Bristol-Myers Squibb Co.	319,668	10,306,096
Eli Lilly & Co.	1,112,873	44,225,573
Merck & Co., Inc.	1,749,971	66,953,890
Pfizer, Inc.	4,695,009	100,473,193

Total		248,565,030
TOTAL HEALTH CARE		387,866,995
INDUSTRIALS 10.2%
Aerospace & Defense 4.6%
General Dynamics Corp.	858,991	59,407,817
Lockheed Martin Corp.(b)	661,490	54,453,857
Northrop Grumman Corp.(b)	86,037	4,994,448
Raytheon Co.	152,184	7,303,310
United Technologies Corp.	333,257	26,110,686

Total		152,270,118
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B(b)	567,395	42,923,432
Commercial Services & Supplies 0.8%
Pitney Bowes, Inc.(b)	373,904	7,092,959
RR Donnelley & Sons Co.(b)	1,587,573	18,034,829

Total		25,127,788

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Industrial Conglomerates 2.6%
3M Co.	20,400	$1,768,884
General Electric Co.	1,251,468	23,414,966
Tyco International Ltd.	1,197,427	61,008,906

Total		86,192,756
Machinery 0.6%
Parker Hannifin Corp.	263,100	21,226,908
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	113,100	9,365,811

TOTAL INDUSTRIALS		337,106,813
INFORMATION TECHNOLOGY 19.8%
Communications Equipment 1.1%
Cisco Systems, Inc.	1,748,500	34,323,055
Computers & Peripherals 7.2%
Apple, Inc.(a)	413,311	188,668,205
Dell, Inc.(a)(b)	2,903,463	50,026,668

Total		238,694,873
IT Services 3.9%
International Business Machines Corp.(b)(c)	317,281	61,108,321
Mastercard, Inc., Class A	156,632	55,693,640
Visa, Inc., Class A	126,100	12,690,704

Total		129,492,665
Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.(b)	1,571,000	19,291,880
Intel Corp.(b)	1,675,919	44,277,780

Total		63,569,660
Software 5.7%
Microsoft Corp.	3,761,670	111,082,115
Oracle Corp.	1,109,900	31,299,180
VMware, Inc., Class A(a)	511,119	46,649,831

Total		189,031,126
TOTAL INFORMATION TECHNOLOGY		655,111,379
MATERIALS 4.3%
Chemicals 2.6%
CF Industries Holdings, Inc.	276,074	48,970,006
Eastman Chemical Co.	726,192	36,541,982

Total		85,511,988

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)

MATERIALS (cont.)
Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.(b)	1,114,074	$51,481,359
Newmont Mining Corp.	111,100	6,830,428

Total		58,311,787
TOTAL MATERIALS		143,823,775
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.(b)	282,400	8,305,384
Verizon Communications, Inc.(b)	2,077,974	78,256,501

Total		86,561,885
TOTAL TELECOMMUNICATION SERVICES		86,561,885
UTILITIES 3.7%
Electric Utilities 1.7%
Exelon Corp.(b)	1,417,185	56,375,619
Independent Power Producers & Energy Traders 1.3%
AES Corp. (The)(a)	3,451,576	44,042,110
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	736,999	22,360,550

TOTAL UTILITIES		122,778,279
Total Common Stocks (Cost: $2,800,932,579)		$3,285,439,275

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.134%(d)(e)	30,068,312	$30,068,312
Total Money Market Funds (Cost: $30,068,312)		$30,068,312

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 23.7%
Asset-Backed Commercial Paper 4.9%
Amsterdam Funding Corp.
02/13/12	0.280%	$14,995,917	$14,995,917

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (cont.)
Argento Variable Funding Company LLC
02/17/12	0.270%	$4,998,687	$4,998,687
02/21/12	0.260%	1,999,783	1,999,783
Atlantis One
02/01/12	0.370%	19,991,367	19,991,367
04/11/12	0.511%	9,987,108	9,987,108
Cancara Asset Securitisation LLC
02/02/12	0.300%	9,997,500	9,997,500
02/09/12	0.300%	14,996,125	14,996,125
Grampian Funding LLC
02/21/12	0.260%	14,996,317	14,996,317
KELLS FUNDING, LLC
04/13/12	0.581%	14,977,525	14,977,525
LMA Americas LLC
02/07/12	0.410%	9,999,203	9,999,203
Regency Markets No. 1 LLC
02/15/12	0.220%	9,998,289	9,998,289
04/20/12	0.440%	14,984,050	14,984,050
Rheingold Securitization
02/21/12	0.650%	4,997,382	4,997,382
02/21/12	0.650%	4,997,743	4,997,743
Windmill Funding Corp.
02/09/12	0.280%	9,997,589	9,997,589

Total			161,914,585
Certificates of Deposit 10.5%
ABM AMRO Bank N.V.
02/21/12	0.390%	9,996,534	9,996,534
Bank of Nova Scotia
05/03/12	0.425%	14,000,000	14,000,000
07/26/12	0.355%	15,000,000	15,000,000
Barclays Bank PLC
04/18/12	0.600%	15,000,000	15,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	20,000,000	20,000,000
Credit Suisse
02/24/12	0.500%	15,000,000	15,000,000
03/05/12	0.530%	10,000,000	10,000,000
03/08/12	0.540%	3,000,000	3,000,000
03/20/12	0.590%	5,000,000	5,000,000
DZ Bank AG
02/10/12	0.300%	20,000,000	20,000,000
Deutsche Bank AG
02/29/12	0.360%	10,000,000	10,000,000
DnB NOR ASA
03/15/12	0.520%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
02/09/12	0.370%	$15,000,000	$15,000,000
National Australia Bank
04/30/12	0.420%	15,000,000	15,000,000
National Bank of Canada
05/08/12	0.445%	10,000,000	10,000,000
Natixis
02/01/12	0.270%	20,000,000	20,000,000
Nordea Bank AB
03/13/12	0.520%	10,000,000	10,000,000
Rabobank
03/16/12	0.530%	9,986,621	9,986,621
07/31/12	0.660%	10,000,000	10,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	14,976,339	14,976,339
04/03/12	0.570%	20,000,000	20,000,000
State Development Bank of NorthRhine-Westphalia
02/13/12	0.300%	5,000,000	5,000,000
Svenska Handelsbanken
02/28/12	0.490%	15,000,000	15,000,000
03/01/12	0.460%	15,000,000	15,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,128	10,000,128
Union Bank of Switzerland
03/02/12	0.530%	10,000,000	10,000,000
04/09/12	0.590%	10,000,000	10,000,000
07/24/12	0.790%	5,000,000	5,000,000
Westpac Banking Corp.
05/11/12	0.466%	5,000,000	5,000,000

Total			346,959,622
Commercial Paper 4.3%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	11,971,940	11,971,940
DnB NOR
07/25/12	0.602%	14,954,500	14,954,500
ERSTE ABWICKLUNGSANSTALT
04/24/12	0.681%	9,982,622	9,982,622
04/23/12	0.671%	4,991,532	4,991,532
Foreningsparbanken (Swedbank)
03/20/12	0.440%	9,992,667	9,992,667
HSBC Bank PLC
04/13/12	0.481%	14,963,400	14,963,400
Macquarie Bank Ltd.
02/24/12	0.703%	9,964,417	9,964,417
Nordea Bank AB
07/24/12	0.627%	$16,946,285	16,946,285

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (cont.)
Skandinaviska Enskilda Banken AB
03/27/12	0.400%	14,989,833	$14,989,833
Suncorp Metway Ltd.
02/02/12	0.500%	9,990,972	9,990,972
Svenska Handelsbank
03/29/12	0.506%	4,993,617	4,993,617
Toyota Motor Credit Corp.
04/26/12	0.562%	9,971,378	9,971,378
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058

Total			143,686,221
Repurchase Agreements 4.0%
Natixis Financial Products, Inc. dated 01/31/12, matures 02/01/12, repurchase price $16,000,049(f)
	0.110%	16,000,000	16,000,000
Nomura Securities dated 01/31/12, matures 02/01/12, repurchase price $30,000,217(f)
	0.260%	30,000,000	30,000,000
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $35,000,194(f)
	0.200%	35,000,000	35,000,000
RBS Securities, Inc. dated 01/31/12, matures 02/01/12, repurchase price $40,000,267(f)
	0.240%	40,000,000	40,000,000
Societe Generale(f) dated 01/31/12, matures 02/01/12, repurchase price $5,000,033
	0.240%	5,000,000	5,000,000
repurchase price $7,139,591
	0.150%	7,139,561	7,139,561

Total			133,139,561
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $785,699,989)			$785,699,989
Total Investments
(Cost: $3,616,700,880)			$4,101,207,576
Other Assets & Liabilities, Net			(783,577,711)
Net Assets			$3,317,629,865

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Futures Contracts Outstanding at January 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	91	$29,761,550	March 2012	$1,034,611	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At January 31, 2012, security was partially or fully on loan.

(c)

At January 31, 2012, investments in securities included securities valued at $17,334,000 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(e)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$42,085,238	$198,406,615	$(210,423,541)	$—	$30,068,312	$28,560	$30,068,312

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Natixis Financial Products, Inc. (0.110%)

Security Description	Value
Cash Collateral In Lieu of Securities	$441,174
Federal Home Loan Mortgage Corp	13,368,563
United States Treasury Note/Bond	2,501,489
Total Market Value of Collateral Securities	$16,311,226

Nomura Securities (0.260%)

Security Description	Value
Ginnie Mae I Pool	$47,333
Ginnie Mae II Pool	30,552,667
Total Market Value of Collateral Securities	$30,600,000

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$8,862,830
Fannie Mae REMICS	2,881,783
Federal Farm Credit Bank	731,771
Federal Home Loan Banks	226,656
Federal Home Loan Mortgage Corp	193,635
Federal National Mortgage Association	433,083
Freddie Mac Gold Pool	4,973,496
Freddie Mac Non Gold Pool	2,047,660
Freddie Mac REMICS	3,180,906
Ginnie Mae I Pool	4,564,377
Ginnie Mae II Pool	4,931,125
Government National Mortgage Association	1,269,459
United States Treasury Bill	22,398
United States Treasury Note/Bond	1,354,285
United States Treasury Strip Coupon	26,537
Total Market Value of Collateral Securities	$35,700,001

RBS Securities, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$40,800,316
Total Market Value of Collateral Securities	$40,800,316
Societe Generale (0.240%)

Security Description	Value
Fannie Mae Pool	$972,912
Freddie Mac Gold Pool	244,500
Freddie Mac REMICS	510,365
Government National Mortgage Association	3,372,223
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.150%)

Security Description	Value
United States Treasury Note/Bond	$7,282,353
Total Market Value of Collateral Securities	$7,282,353

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include,

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of January 31, 2012:

	Fair value at January 31, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$345,912,712	$—	$—	$345,912,712
Consumer Staples	352,097,125	—	—	352,097,125
Energy	395,494,816	—	—	395,494,816
Financials	458,685,496	—	—	458,685,496
Health Care	387,866,995	—	—	387,866,995
Industrials	337,106,813	—	—	337,106,813
Information Technology	655,111,379	—	—	655,111,379
Materials	143,823,775	—	—	143,823,775
Telecommunication Services	86,561,885	—	—	86,561,885
Utilities	122,778,279	—	—	122,778,279
Total Equity Securities	3,285,439,275	—	—	3,285,439,275
Other
Money Market Funds	30,068,312	—	—	30,068,312
Investments of Cash Collateral Received for Securities on Loan	—	785,699,989	—	785,699,989
Total Other	30,068,312	785,699,989	—	815,768,301
Investments in Securities	3,315,507,587	785,699,989	—	4,101,207,576
Derivatives(c)
Assets
Futures Contracts	1,034,611	—	—	1,034,611
Total	$3,316,542,198	$785,699,989	$—	$4,102,242,187

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Fair Value Measurements

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Statements of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,800,932,579)	$3,285,439,275
Affiliated issuers (identified cost $30,068,312)	30,068,312
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $652,560,428)	652,560,428
Repurchase agreements (identified cost $133,139,561)	133,139,561
Total investments (identified cost $3,616,700,880)	4,101,207,576
Receivable for:
Capital shares sold	512,652
Dividends	3,297,456
Interest	181,357
Reclaims	61,007
Expense reimbursement due from Investment Manager	7,823
Receivable for equity-linked notes (Note 8)	721,886
Prepaid expense	12,654
Other assets	22,506
Total assets	4,106,024,917
Liabilities
Due upon return of securities on loan	785,699,989
Payable for:
Capital shares purchased	1,836,779
Variation margin on futures contracts	19,823
Investment management fees	53,740
Distribution fees	23,398
Transfer agent fees	229,453
Administration fees	4,656
Plan administration fees	508
Other expenses	526,706
Total liabilities	788,395,052
Net assets applicable to outstanding capital stock	$3,317,629,865

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	17

Statements of Assets and Liabilities (continued)

January 31, 2012 (Unaudited)

Represented by
Paid-in capital	$5,066,678,800
Undistributed net investment income	23,236,403
Accumulated net realized loss	(2,258,303,614)
Unrealized appreciation (depreciation) on:
Investments	484,506,696
Foreign currency translations	1,800
Futures contracts	1,034,611
Receivables for equity-linked notes (Note 8)	475,169
Total — representing net assets applicable to outstanding capital stock	$3,317,629,865
*Value of securities on loan	$766,322,081
Net assets applicable to outstanding shares
Class A	$2,766,625,988
Class B	$108,923,394
Class C	$24,827,264
Class I	$195,510,126
Class R	$3,141,878
Class R4	$74,906,967
Class R5	$32,873,939
Class W	$108,696,204
Class Z	$2,124,105
Shares outstanding
Class A	463,884,332
Class B	18,336,030
Class C	4,221,976
Class I	32,629,747
Class R	526,229
Class R4	12,498,285
Class R5	5,508,426
Class W	18,112,796
Class Z	354,864
Net asset value per share
Class A(a)	$5.96
Class B	$5.94
Class C	$5.88
Class I	$5.99
Class R	$5.97
Class R4	$5.99
Class R5	$5.97
Class W	$6.00
Class Z	$5.99

(a)	The maximum offering price per share for Class A is $6.32. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$40,310,988
Dividends from affiliates	28,560
Income from securities lending — net	894,032
Total income	41,233,580
Expenses:
Investment management fees	10,085,771
Distribution fees
Class A	3,345,342
Class B	531,031
Class C	110,867
Class R	6,551
Class W	149,209
Transfer agent fees
Class A	3,390,179
Class B	138,190
Class C	27,782
Class R	3,191
Class R4	18,384
Class R5	7,908
Class W	165,107
Class Z	2,023
Administration fees	835,197
Plan administration fees
Class R4	87,659
Compensation of board members	34,891
Custodian fees	20,849
Printing and postage fees	200,748
Registration fees	65,309
Professional fees	60,110
Other	36,577
Total expenses	19,322,875
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,792,327)
Expense reductions	(12,198)
Total net expenses	17,518,350
Net investment income	23,715,230

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	19

Statement of Operations (continued)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$99,479,640
Futures contracts	(2,401,260)
Net realized gain	97,078,380
Net change in unrealized appreciation (depreciation) on:
Investments	(8,986,020)
Foreign currency translations	(8,612)
Futures contracts	1,842,829
Receivables for equity-linked notes (Note 8)	230,694
Net change in unrealized depreciation	(6,921,109)
Net realized and unrealized gain	90,157,271
Net increase in net assets resulting from operations	$113,872,501

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011(a)
Operations
Net investment income	$23,715,230	$44,530,560
Net realized gain	97,078,380	357,186,828
Net change in unrealized appreciation (depreciation)	(6,921,109)	366,707,106
Net increase in net assets resulting from operations	113,872,501	768,424,494
Distributions to shareholders from:
Net investment income
Class A	(17,572,543)	(19,008,014)
Class I	(2,045,353)	(3,373,722)
Class R	(8,625)	(10,590)
Class R4	(466,567)	(1,315,233)
Class R5	(337,843)	(294,557)
Class W	(545,720)	—
Class Z	(19,213)	(28)
Total distributions to shareholders	(20,995,864)	(24,002,144)
Increase (decrease) in net assets from share transactions	(221,339,703)	(1,040,225,267)
Total decrease in net assets	(128,463,066)	(295,802,917)
Net assets at beginning of period	3,446,092,931	3,741,895,848
Net assets at end of period	$3,317,629,865	$3,446,092,931
Undistributed net investment income	$23,236,403	$20,517,037
(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011.

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	5,509,873	30,615,433	17,256,630	96,547,939
Distributions reinvested	2,978,533	16,620,213	3,345,015	17,929,279
Redemptions	(37,185,351)	(205,022,702)	(95,444,367)	(516,184,850)
Net decrease	(28,696,945)	(157,787,056)	(74,842,722)	(401,707,632)
Class B shares
Subscriptions	65,042	361,593	319,662	1,607,960
Redemptions(b)	(1,616,914)	(8,833,865)	(12,986,729)	(72,105,534)
Net decrease	(1,551,872)	(8,472,272)	(12,667,067)	(70,497,574)
Class C shares
Subscriptions	711,650	3,999,739	493,082	2,647,136
Redemptions	(549,445)	(3,059,425)	(1,147,451)	(6,159,569)
Net increase (decrease)	162,205	940,314	(654,369)	(3,512,433)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (continued)

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class I shares
Subscriptions	896,069	4,910,052	16,866,194	96,046,407
Distributions reinvested	365,214	2,045,199	627,059	3,373,579
Redemptions	(5,240,389)	(28,705,144)	(46,740,737)	(263,634,329)
Net decrease	(3,979,106)	(21,749,893)	(29,247,484)	(164,214,343)
Class R shares
Subscriptions	306,800	1,767,100	239,123	1,322,746
Distributions reinvested	433	2,422	441	2,365
Redemptions	(227,863)	(1,327,465)	(255,981)	(1,429,810)
Net increase (decrease)	79,370	442,057	(16,417)	(104,699)
Class R3 shares
Redemptions	—	—	(1,273)	(5,843)
Net increase (decrease)	—	—	(1,273)	(5,843)
Class R4 shares
Subscriptions	780,480	4,381,680	3,229,455	17,590,005
Distributions reinvested	83,164	466,547	244,463	1,315,211
Redemptions	(954,147)	(5,252,959)	(25,039,934)	(140,806,187)
Net decrease	(90,503)	(404,732)	(21,566,016)	(121,900,971)
Class R5 shares
Subscriptions	434,054	2,411,625	717,685	3,930,469
Distributions reinvested	60,531	337,763	54,941	294,486
Redemptions	(374,218)	(2,085,303)	(614,549)	(3,365,938)
Net increase	120,367	664,085	158,077	859,017
Class W shares
Subscriptions	2,568,619	13,992,202	7,467,760	40,157,177
Distributions reinvested	97,100	545,700	—	—
Redemptions	(8,926,381)	(49,746,259)	(62,136,413)	(321,143,444)
Net decrease	(6,260,662)	(35,208,357)	(54,668,653)	(280,986,267)
Class Z shares
Subscriptions	84,771	475,150	354,223	2,087,120
Distributions reinvested	2,184	12,233	—	—
Redemptions	(45,391)	(251,232)	(40,923)	(241,642)
Net increase	41,564	236,151	313,300	1,845,478
Total net decrease	(40,175,582)	(221,339,703)	(193,192,624)	(1,040,225,267)

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	Includes conversions of Class B shares to Class A shares. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$5.78		$4.74	$4.30	$5.88	$7.22	$6.74
Income from investment operations:
Net investment income	0.04		0.06	0.05	0.09	0.09	0.08
Net realized and unrealized gain (loss)	0.18		1.02	0.54	(1.47)	(1.00)	0.97
Total from investment operations	0.22		1.08	0.59	(1.38)	(0.91)	1.05
Less distributions to shareholders from:
Net investment income	(0.04)		(0.04)	(0.15)	(0.05)	(0.06)	(0.06)
Net realized gains	—		—	—	(0.15)	(0.37)	(0.51)
Total distributions to shareholders	(0.04)		(0.04)	(0.15)	(0.20)	(0.43)	(0.57)
Net asset value, end of period	$5.96		$5.78	$4.74	$4.30	$5.88	$7.22
Total return	3.81%		22.76%	14.03%	(23.19% )	(13.40% )	15.92%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.21%	(b)	1.18%	1.15%	0.96%	0.96%	1.05%
Net expenses after fees waived or expenses reimbursed(c)	1.09%	(b)(d)	1.12%	1.00%	0.95%	0.96%	1.03%
Net investment income	1.47%	(b)	1.19%	1.10%	2.11%	1.35%	1.13%
Supplemental data
Net assets, end of period (in thousands)	$2,766,626		$2,845,786	$2,688,843	$692,100	$1,067,409	$1,410,073
Portfolio turnover	32%		57%	75%	61%	58%	62%
Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$5.74		$4.71	$4.27	$5.80	$7.12	$6.65
Income from investment operations:
Net investment income	0.02		0.02	0.01	0.06	0.04	0.03
Net realized and unrealized gain (loss)	0.18		1.01	0.54	(1.44)	(0.99)	0.96
Total from investment operations	0.20		1.03	0.55	(1.38)	(0.95)	0.99
Less distributions to shareholders from:
Net investment income	—		—	(0.11)	—	—	(0.01)
Net realized gains	—		—	—	(0.15)	(0.37)	(0.51)
Total distributions to shareholders	—		—	(0.11)	(0.15)	(0.37)	(0.52)
Net asset value, end of period	$5.94		$5.74	$4.71	$4.27	$5.80	$7.12
Total return	3.48%		21.87%	13.03%	(23.68% )	(14.07% )	15.18%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.97%	(b)	1.93%	1.93%	1.73%	1.72%	1.82%
Net expenses after fees waived or expenses reimbursed(c)	1.83%	(b)(d)	1.88%	1.78%	1.71%	1.72%	1.79%
Net investment income	0.74%	(b)	0.44%	0.29%	1.35%	0.59%	0.37%
Supplemental data
Net assets, end of period (in thousands)	$108,923		$114,107	$153,326	$15,588	$35,383	$62,091
Portfolio turnover	32%		57%	75%	61%	58%	62%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$5.68		$4.66	$4.24	$5.78	$7.11	$6.65
Income from investment operations:
Net investment income	0.02		0.02	0.01	0.06	0.04	0.03
Net realized and unrealized gain (loss)	0.18		1.00	0.53	(1.44)	(0.99)	0.96
Total from investment operations	0.20		1.02	0.54	(1.38)	(0.95)	0.99
Less distributions to shareholders from:
Net investment income	—		—	(0.12)	(0.01)	(0.01)	(0.02)
Net realized gains	—		—	—	(0.15)	(0.37)	(0.51)
Total distributions to shareholders	—		—	(0.12)	(0.16)	(0.38)	(0.53)
Net asset value, end of period	$5.88		$5.68	$4.66	$4.24	$5.78	$7.11
Total return	3.52%		21.89%	12.97%	(23.66% )	(14.11% )	15.14%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.96%	(b)	1.94%	1.92%	1.72%	1.72%	1.81%
Net expenses after fees waived or expenses reimbursed(c)	1.84%	(b)(d)	1.88%	1.77%	1.71%	1.72%	1.79%
Net investment income	0.70%	(b)	0.44%	0.31%	1.35%	0.59%	0.36%
Supplemental data
Net assets, end of period (in thousands)	$24,827		$23,061	$21,982	$2,105	$2,788	$3,323
Portfolio turnover	32%		57%	75%	61%	58%	62%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$5.82		$4.77	$4.33	$5.93	$7.27	$6.78
Income from investment operations:
Net investment income	0.05		0.09	0.08	0.11	0.11	0.11
Net realized and unrealized gain (loss)	0.18		1.02	0.53	(1.49)	(0.99)	0.97
Total from investment operations	0.23		1.11	0.61	(1.38)	(0.88)	1.08
Less distributions to shareholders from:
Net investment income	(0.06)		(0.06)	(0.17)	(0.07)	(0.09)	(0.08)
Net realized gains	—		—	—	(0.15)	(0.37)	(0.51)
Total distributions to shareholders	(0.06)		(0.06)	(0.17)	(0.22)	(0.46)	(0.59)
Net asset value, end of period	$5.99		$5.82	$4.77	$4.33	$5.93	$7.27
Total return	4.07%		23.34%	14.38%	(22.90% )	(12.98% )	16.29%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.71%	(b)	0.71%	0.61%	0.56%	0.61%	0.70%
Net expenses after fees waived or expenses reimbursed(c)	0.67%	(b)	0.69%	0.54%	0.56%	0.61%	0.67%
Net investment income	1.90%	(b)	1.62%	1.66%	2.51%	1.69%	1.47%
Supplemental data
Net assets, end of period (in thousands)	$195,510		$212,969	$314,251	$331,847	$391,425	$441,407
Portfolio turnover	32%		57%	75%	61%	58%	62%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$5.77		$4.73	$4.30	$5.88	$7.21	$7.57
Income from investment operations:
Net investment income	0.03		0.05	0.03	0.08	0.08	0.03
Net realized and unrealized gain (loss)	0.19		1.01	0.54	(1.47)	(1.00)	0.20
Total from investment operations	0.22		1.06	0.57	(1.39)	(0.92)	0.23
Less distributions to shareholders from:
Net investment income	(0.02)		(0.02)	(0.14)	(0.04)	(0.04)	(0.08)
Net realized gains	—		—	—	(0.15)	(0.37)	(0.51)
Total distributions to shareholders	(0.02)		(0.02)	(0.14)	(0.19)	(0.41)	(0.59)
Net asset value, end of period	$5.97		$5.77	$4.73	$4.30	$5.88	$7.21
Total return	3.85%		22.51%	13.43%	(23.30% )	(13.51% )	3.31%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.45%	(c)	1.44%	1.43%	1.32%	1.41%	1.49%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.33%	(c)(e)	1.38%	1.36%	1.16%	1.16%	1.48%	(c)
Net investment income	1.14%	(c)	0.92%	0.71%	1.92%	1.15%	0.55%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,142		$2,579	$2,194	$3	$4	$5
Portfolio turnover	32%		57%	75%	61%	58%	62%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to July 31, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	27

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$5.80		$4.76	$4.32	$5.91	$7.25	$6.76
Income from investment operations:
Net investment income	0.05		0.08	0.06	0.10	0.10	0.09
Net realized and unrealized gain (loss)	0.18		1.00	0.54	(1.48)	(1.00)	0.98
Total from investment operations	0.23		1.08	0.60	(1.38)	(0.90)	1.07
Less distributions to shareholders from:
Net investment income	(0.04)		(0.04)	(0.16)	(0.06)	(0.07)	(0.07)
Net realized gains	—		—	—	(0.15)	(0.37)	(0.51)
Total distributions to shareholders	(0.04)		(0.04)	(0.16)	(0.21)	(0.44)	(0.58)
Net asset value, end of period	$5.99		$5.80	$4.76	$4.32	$5.91	$7.25
Total return	3.97%		22.83%	14.14%	(23.05% )	(13.26% )	16.15%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.01%	(b)	0.97%	0.92%	0.86%	0.91%	0.95%
Net expenses after fees waived or expenses reimbursed(c)	0.96%	(b)	0.96%	0.85%	0.78%	0.84%	0.87%
Net investment income	1.61%	(b)	1.39%	1.31%	2.28%	1.47%	1.29%
Supplemental data
Net assets, end of period (in thousands)	$74,907		$73,036	$162,519	$89,591	$126,216	$157,584
Portfolio turnover	32%		57%	75%	61%	58%	62%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$5.80		$4.75	$4.31	$5.90	$7.24	$7.57
Income from investment operations:
Net investment income	0.05		0.09	0.07	0.11	0.11	0.06
Net realized and unrealized gain (loss)	0.18		1.02	0.54	(1.48)	(1.00)	0.20
Total from investment operations	0.23		1.11	0.61	(1.37)	(0.89)	0.26
Less distributions to shareholders from:
Net investment income	(0.06)		(0.06)	(0.17)	(0.07)	(0.08)	(0.08)
Net realized gains	—		—	—	(0.15)	(0.37)	(0.51)
Total distributions to shareholders	(0.06)		(0.06)	(0.17)	(0.22)	(0.45)	(0.59)
Net asset value, end of period	$5.97		$5.80	$4.75	$4.31	$5.90	$7.24
Total return	4.08%		23.38%	14.41%	(22.91% )	(13.09% )	3.76%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76%	(c)	0.72%	0.68%	0.58%	0.66%	0.75%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.70%	(c)	0.70%	0.61%	0.58%	0.66%	0.74%	(c)
Net investment income	1.85%	(c)	1.61%	1.46%	2.48%	1.66%	1.28%	(c)
Supplemental data
Net assets, end of period (in thousands)	$32,874		$31,225	$24,848	$3	$4	$5
Portfolio turnover	32%		57%	75%	61%	58%	62%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to July 31, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	29

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$5.81		$4.73	$4.29	$5.86	$7.22	$7.46
Income from investment operations:
Net investment income	0.04		0.06	0.06	0.09	0.08	0.03
Net realized and unrealized gain (loss)	0.18		1.02	0.53	(1.47)	(1.00)	0.32
Total from investment operations	0.22		1.08	0.59	(1.38)	(0.92)	0.35
Less distributions to shareholders from:
Net investment income	(0.03)		—	(0.15)	(0.04)	(0.07)	(0.08)
Net realized gains	—		—	—	(0.15)	(0.37)	(0.51)
Total distributions to shareholders	(0.03)		—	(0.15)	(0.19)	(0.44)	(0.59)
Net asset value, end of period	$6.00		$5.81	$4.73	$4.29	$5.86	$7.22
Total return	3.82%		22.83%	13.93%	(23.21% )	(13.52% )	5.01%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.24%	(c)	1.17%	1.05%	1.01%	1.06%	1.18%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.09%	(c)(e)	1.12%	0.98%	1.01%	1.06%	1.13%	(c)
Net investment income	1.45%	(c)	1.22%	1.27%	2.07%	1.22%	0.59%	(c)
Supplemental data
Net assets, end of period (in thousands)	$108,696		$141,510	$373,927	$725,762	$1,355,144	$744,888
Portfolio turnover	32%		57%	75%	61%	58%	62%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to July 31, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan, 31, 2012		Year ended July 31,
			2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$5.81		$4.98
Income from investment operations:
Net investment income	0.05		0.07
Net realized and unrealized gain	0.19		0.82
Total from investment operations	0.24		0.89
Less distributions to shareholders from:
Net investment income	(0.06)		(0.06)
Total distributions to shareholders	(0.06)		(0.06)
Net asset value, end of period	$5.99		$5.81
Total return	4.16%		17.89%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.92%	(c)	0.89%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.83%	(c)(e)	0.83%	(c)
Net investment income	1.74%	(c)	1.52%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,124		$1,820
Portfolio turnover	32%		57%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	31

Notes to Financial Statements

January 31, 2012 (Unaudited)

Note 1. Organization

Columbia Large Core Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

32	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the

34	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at January 31, 2012

Risk exposure category	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity contracts	Net assets —unrealized appreciation on futures contracts	$1,034,611	*	Net assets —unrealized depreciation on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

36	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Effect of Derivative Instruments in the Statement of Operations for the Year Ended January 31, 2012

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts
Equity contracts	$(2,401,260)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts

Equity contracts	$1,842,829

Volume of Derivative Instruments for the Year Ended January 31, 2012

Contracts opened
Futures contracts	1,056

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the

38	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.69% to 0.52% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended January 31, 2012 was 0.63% of the Fund’s average daily net assets, including annualized adjustments of 0.03% resulting from the termination of the Fund’s performance incentive adjustment arrangement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2012 was 0.05% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2012, other expenses paid to this company were $6,232.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The

40	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class B	0.26
Class C	0.25
Class R	0.24
Class R4	0.05
Class R5	0.05
Class W	0.28
Class Z	0.22

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At January 31, 2012, the Fund’s total potential future obligation over the life of the Guaranty is $109,303. The liability remaining at January 31, 2012 for non-recurring charges associated with the lease amounted to $70,356 and is included within payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2012 is included in other assets in the Statement of Assets and Liabilities at a cost of $22,506.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2012, these minimum account balance fees reduced total expenses by $12,198.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $8,654,000 and $1,288,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $574,806 for Class A, $47,962 for Class B and $785 for Class C shares for the six months ended January 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed

42	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.06%
Class B	1.81
Class C	1.81
Class I	0.64
Class R	1.31
Class R4	0.94
Class R5	0.69
Class W	1.06
Class Z	0.81

Prior to October 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.07%
Class B	1.82
Class C	1.82
Class I	0.64
Class R	1.32
Class R4	0.94
Class R5	0.69
Class W	1.07
Class Z	0.82

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2012, the cost of investments for federal income tax purposes was approximately $3,616,701,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$528,288,000
Unrealized depreciation	$(43,781,000)
Net unrealized appreciation	$484,507,000

The following capital loss carryforward, determined as of July 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$357,904,087
2017	1,368,589,070
2018	621,230,448
Total	$2,347,723,605

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

44	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,024,971,796 and $1,233,924,359, respectively, for the six months ended January 31, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2012, securities valued at $766,322,081 were on loan, secured by cash collateral of $785,699,989 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2012 is disclosed in

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Lehman Brothers Holdings Inc. Equity-Linked Notes

The Fund holds investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) is the counterparty. The notes (with an aggregate principal amount of $2.6 million) defaulted as of their respective maturity dates, September 14, 2008 and October 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on September 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes, pending the outcome of the bankruptcy proceedings. Based on the bankruptcy proceedings, the Fund recorded receivables aggregating $246,717 based on the estimated amounts recoverable for the notes and recognized realized losses of $2.3 million. The estimates of the amounts recoverable for the notes are periodically adjusted by the Investment Manager based on the observable trading price of Lehman Brothers senior notes, which provide an indication of amounts recoverable through the bankruptcy proceedings. Any changes to the receivable balances resulting from such adjustments are recorded as a change in unrealized appreciation or depreciation in the Statement of Operations. At January 31, 2012, the value of the receivable balances was $721,886, which represented 0.02% of the Fund’s net assets.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each

46	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended January 31, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	47

Notes to Financial Statements (continued)

presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

48	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	49

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

50	COLUMBIA LARGE CORE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Columbia Large Core Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6274 K (3/12)

Semiannual Report

Columbia

Income Opportunities Fund

Semiannual Report for the Period Ended

January 31, 2012

Columbia Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	25

Statement of Operations	27

Statement of Changes in Net Assets	29

Financial Highlights	32

Notes to Financial Statements	41

Proxy Voting	58

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Income Opportunities Fund (the Fund) Class A shares gained 2.79% (excluding sales charge) for the six months ended January 31, 2012.

>	The Fund outperformed its benchmark, the unmanaged Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, which increased 1.76% during the same time period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)

	6 months*	1 year	5 years	Since inception 6/19/03
Columbia Income Opportunities Fund Class A (excluding sales charge)	+2.79%	+6.90%	+7.21%	+7.72%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index(1) (unmanaged)	+1.76%	+6.09%	+7.21%	+7.74%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/ expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	6 months*	1 year	5 years	Since inception
Class A (inception 6/19/03)	+2.79%	+6.90%	+7.21%	+7.72%
Class B (inception 6/19/03)	+2.29%	+6.10%	+6.40%	+6.90%
Class C (inception 6/19/03)	+2.43%	+6.24%	+6.43%	+6.92%
Class I** (inception 3/4/04)	+2.98%	+7.28%	+7.63%	+8.11%
Class R** (inception 9/27/10)	+2.78%	+6.75%	+6.97%	+7.47%
Class R4 (inception 6/19/03)	+2.83%	+6.99%	+7.47%	+7.95%
Class W** (inception 9/27/10)	+2.79%	+6.91%	+7.21%	+7.72%
Class Y** (inception 3/7/11)	+2.98%	+7.33%	+7.30%	+7.77%
Class Z** (inception 9/27/10)	+2.82%	+7.17%	+7.31%	+7.78%

With sales charge
Class A (inception 6/19/03)	-2.12%	+1.85%	+6.17%	+7.11%
Class B (inception 6/19/03)	-2.58%	+1.18%	+6.11%	+6.90%
Class C (inception 6/19/03)	+1.46%	+5.26%	+6.43%	+6.92%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

QUALITY BREAKDOWN(1) (at January 31, 2012)
BBB rating	3.4%
BB rating	49.4
B rating	43.0
CCC rating	4.1
D rating	0.0	*
Not rated	0.1

*	Rounds to less than 0.01%.

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and affiliated money market fund).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by S&P. When a bond is not rated, it is designated as Not Rated.

TOP TEN HOLDINGS(1) (at January 31, 2012)
Ally Financial, Inc. 03/15/20 8.000%	1.8%
CenturyLink, Inc. Senior Unsecured 06/15/21 6.450%	1.5
Wind Acquisition Finance SA Senior Secured 02/15/18 7.250%	1.5
LyondellBasell Industries NV 11/15/21 6.000%	1.4
HCA, Inc. Senior Secured 09/15/20 7.250%	1.4
Qwest Corp. Senior Unsecured 12/01/21 6.750%	1.3
QEP Resources, Inc. Senior Unsecured 03/01/21 6.875%	1.2
Ford Motor Credit Co. LLC Senior Unsecured 01/15/20 8.125%	1.2
Sprint Nextel Corp. 11/15/18 9.000%	1.1
CCO Holdings LLC/Capital Corp. 04/30/20 8.125%	1.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and affiliated money market fund).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example (continued)

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,027.90	1,020.28	5.20	5.18	1.01%
Class B	1,000.00	1,000.00	1,022.90	1,016.52	9.00	8.97	1.75%
Class C	1,000.00	1,000.00	1,024.30	1,017.84	7.66	7.64	1.49%
Class I	1,000.00	1,000.00	1,029.80	1,022.11	3.35	3.34	0.65%
Class R	1,000.00	1,000.00	1,027.80	1,019.11	6.39	6.36	1.24%
Class R4	1,000.00	1,000.00	1,028.30	1,020.63	4.84	4.83	0.94%
Class W	1,000.00	1,000.00	1,027.90	1,020.33	5.15	5.13	1.00%
Class Y	1,000.00	1,000.00	1,029.80	1,022.11	3.35	3.34	0.65%
Class Z	1,000.00	1,000.00	1,028.20	1,021.60	3.87	3.85	0.75%

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Income Opportunities Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 90.4%

Aerospace & Defense 3.2%
ADS Tactical, Inc. Senior Secured(a)(b)
04/01/18	11.000%	$13,352,000	$13,752,561
Huntington Ingalls Industries, Inc.(b)
03/15/18	6.875%	6,248,000	6,466,680
03/15/21	7.125%	10,333,000	10,797,985
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	17,369,000	18,367,718
Oshkosh Corp.
03/01/17	8.250%	2,451,000	2,598,060
03/01/20	8.500%	9,029,000	9,570,740
TransDigm, Inc.
12/15/18	7.750%	6,084,000	6,661,980

Total			68,215,724
Automotive 1.9%
Chrysler Group LLC/Co-Issuer, Inc.(a)(b) Senior Secured
06/15/19	8.000%	1,410,000	1,353,600
06/15/21	8.250%	1,744,000	1,656,800
Collins & Aikman Products Co. Senior Subordinated Notes(b)(c)(d)
08/15/12	12.875%	6,910,000	691
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	277,000	292,927
Delphi Corp.(a)(b)
05/15/19	5.875%	2,718,000	2,833,515
Delphi Corp.(b)
05/15/21	6.125%	1,812,000	1,911,660
Lear Corp. Escrow Bond(c)(d)(e)
03/31/16	0.000%	1,595,000	2,393
Lear Corp.
03/15/18	7.875%	3,873,000	4,202,205
03/15/20	8.125%	12,095,000	13,485,925
TRW Automotive, Inc.(b)
12/01/17	8.875%	3,135,000	3,448,500
Visteon Corp.
04/15/19	6.750%	10,170,000	10,042,875

Total			39,231,091

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banking 0.4%
Capital One/IV(f)
02/17/37	6.745%	$2,185,000	$2,198,656
Lloyds Banking Group PLC (b)
11/29/49	6.267%	7,627,000	5,033,820

Total			7,232,476
Brokerage 1.2%
E*Trade Financial Corp. Senior Unsecured
12/01/15	7.875%	11,740,000	11,872,075
Senior Unsecured PIK
11/30/17	12.500%	10,560,000	12,223,200

Total			24,095,275
Building Materials 1.8%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	15,948,000	17,144,100
Gibraltar Industries, Inc.
12/01/15	8.000%	7,570,000	7,721,400
Interface, Inc.
12/01/18	7.625%	2,650,000	2,855,375
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	5,589,000	5,197,770
Nortek, Inc.
12/01/18	10.000%	664,000	680,600
Nortek, Inc.(a)(b)
04/15/21	8.500%	4,191,000	3,981,450

Total			37,580,695
Chemicals 3.5%
CF Industries, Inc.
05/01/18	6.875%	3,403,000	3,947,480
05/01/20	7.125%	1,014,000	1,216,800
Celanese U.S. Holdings LLC
06/15/21	5.875%	380,000	408,500
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	3,302,000	3,293,745
Ineos Finance PLC Senior Secured(b)
05/15/15	9.000%	9,780,000	10,195,650

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals (cont.)
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	$5,150,000	$5,349,562
Koppers, Inc.
12/01/19	7.875%	4,115,000	4,341,325
LyondellBasell Industries NV(a)(b)
11/15/21	6.000%	25,503,000	27,734,512
Momentive Performance Materials, Inc.
06/15/14	12.500%	3,157,000	3,354,313
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	2,880,000	3,196,800
11/01/19	8.625%	1,073,000	1,217,855
Polypore International, Inc.
11/15/17	7.500%	6,300,000	6,615,000
Taminco Global Chemical Corp. Senior Secured(b)(g)
03/31/20	9.750%	2,496,000	2,545,920

Total			73,417,462
Construction Machinery 3.3%
CNH Capital LLC(b)
11/01/16	6.250%	7,384,000	7,900,880
Case New Holland, Inc.
12/01/17	7.875%	13,464,000	15,517,260
Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,203,170
Manitowoc Co., Inc. (The)(a)
02/15/18	9.500%	2,637,000	2,913,885
11/01/20	8.500%	7,705,000	8,398,450
Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	7,912,000	7,437,280
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	3,265,000	3,371,112
United Rentals North America, Inc.
12/15/19	9.250%	15,632,000	17,234,280
Xerium Technologies, Inc.(b)
06/15/18	8.875%	4,680,000	4,118,400

Total			69,094,717
Consumer Cyclical Services 0.2%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	5,232,000	5,127,360
Consumer Products 1.1%
Central Garden and Pet Co.
03/01/18	8.250%	3,763,000	3,781,815
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	1,585,000	1,695,950

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Consumer Products (cont.)
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	$13,031,000	$14,773,897
Spectrum Brands Holdings, Inc.(b) Senior Secured
06/15/18	9.500%	2,399,000	2,719,866

Total			22,971,528
Diversified Manufacturing 1.3%
Actuant Corp.
06/15/17	6.875%	2,215,000	2,303,600
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	8,025,000	8,707,125
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	4,943,000	5,301,368
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,705,000	1,888,288
WireCo WorldGroup, Inc.(b)
05/15/17	10.000%	9,947,000	10,021,602

Total			28,221,983
Electric 1.6%
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	907,000	1,018,108
AES Corp. (The)(b) Senior Unsecured
07/01/21	7.375%	8,755,000	9,674,275
Calpine Corp. Senior Secured(b)
02/15/21	7.500%	2,010,000	2,150,700
DPL, Inc. Senior Unsecured(b)
10/15/21	7.250%	1,710,000	1,902,375
GenOn Energy, Inc. Senior Unsecured(a)
10/15/18	9.500%	4,640,000	4,384,800
GenOn REMA LLC Pass-Through Certificates
07/02/17	9.237%	101,025	96,984
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	1,745,000	1,721,006
Ipalco Enterprises, Inc.(b) Senior Secured
04/01/16	7.250%	7,895,000	8,546,337

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric (cont.)
Midwest Generation LLC Pass-Through Certificates(a)
01/02/16	8.560%	$3,912,475	$3,775,538

Total			33,270,123
Entertainment 0.5%
AMC Entertainment, Inc.
06/01/19	8.750%	5,789,000	6,107,395
Speedway Motorsports, Inc.
06/01/16	8.750%	1,580,000	1,722,200
02/01/19	6.750%	2,778,000	2,861,340

Total			10,690,935
Environmental 0.2%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	3,411,000	3,615,660
Food and Beverage 0.4%
Cott Beverages, Inc.
11/15/17	8.375%	4,109,000	4,478,810
09/01/18	8.125%	4,186,000	4,573,205

Total			9,052,015
Gaming 3.6%
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	4,510,000	4,887,713
Chester Downs & Marina LLC Senior Secured(b)(g)
02/01/20	9.250%	4,006,000	4,096,135
FireKeepers Development Authority Senior Secured(b)
05/01/15	13.875%	2,564,000	2,871,680
MGM Resorts International Senior Secured
03/15/20	9.000%	11,137,000	12,529,125
MGM Resorts International(a)
07/15/15	6.625%	6,050,000	6,050,000
Senior Unsecured
03/01/18	11.375%	598,000	686,205
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	6,636,000	7,357,665
Pinnacle Entertainment, Inc.
06/15/15	7.500%	919,000	937,380
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	4,988,000	5,399,510

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Gaming (cont.)
San Pasqual Casino Development Group, Inc. Secured(b)
09/15/13	8.000%	$587,000	$582,598
Seminole Indian Tribe of Florida(b)
10/01/17	7.750%	6,000,000	6,300,000
10/01/20	7.804%	4,310,000	4,229,575
Senior Secured
10/01/20	6.535%	9,815,000	9,616,835
Seneca Gaming Corp.(b)
12/01/18	8.250%	5,574,000	5,448,585
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	5,751,000	5,564,092

Total			76,557,098
Gas Pipelines 3.7%
Chesapeake Midstream Partners LP/CHKM Finance Corp.(b)
07/15/22	6.125%	2,269,000	2,308,708
El Paso Corp. Senior Unsecured
06/15/14	6.875%	378,000	411,033
06/01/18	7.250%	3,378,000	3,749,580
09/15/20	6.500%	7,126,000	7,767,340
01/15/32	7.750%	14,593,000	17,142,747
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	7,459,000	7,906,540
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	5,400,000	5,994,000
12/01/18	6.875%	5,453,000	5,930,137
07/15/21	6.500%	9,083,000	9,764,225
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	675,000	706,460
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	12,990,000	13,282,275
Southern Star Central Corp.(b) Senior Unsecured
03/01/16	6.750%	3,600,000	3,672,000

Total			78,635,045
Health Care 5.4%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	2,834,000	3,025,295
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	3,245,000	3,504,600
CHS/Community Health Systems, Inc. (a)(b)
11/15/19	8.000%	5,688,000	5,837,310

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Health Care (cont.)
ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	$10,197,000	$9,954,821
Fresenius Medical Care U.S. Finance II, Inc.(a)(b)
07/31/19	5.625%	1,808,000	1,855,460
Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%	2,344,000	2,396,740
Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	1,394,000	1,495,065
HCA, Inc. Senior Secured
02/15/20	6.500%	14,399,000	15,262,940
09/15/20	7.250%	24,445,000	26,308,931
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	2,695,000	2,816,275
Health Management Associates, Inc. Senior Unsecured(b)
01/15/20	7.375%	4,746,000	4,888,380
Healthsouth Corp.
02/15/20	8.125%	2,632,000	2,789,920
Healthsouth Corp.(a)
09/15/22	7.750%	734,000	765,195
InVentiv Health, Inc.(b)
08/15/18	10.000%	1,059,000	958,395
Kinetic Concepts/KCI U.S.A., Inc.(b)
11/01/18	10.500%	5,477,000	5,586,540
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,672,000	1,751,420
Omnicare, Inc.
06/01/20	7.750%	1,216,000	1,346,720
Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	3,316,000	3,448,640
STHI Holding Corp. Secured(b)
03/15/18	8.000%	2,184,000	2,317,770
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	3,560,000	4,027,250
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	11,335,000	11,873,413
Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/19	7.750%	2,077,000	2,118,540

Total			114,329,620
Home Construction 0.2%
KB Home
09/15/17	9.100%	1,020,000	1,045,500
Shea Homes LP/Funding Corp. Senior Secured(b)
05/15/19	8.625%	3,593,000	3,593,000

Total			4,638,500

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Independent Energy 8.8%
Antero Resources Finance Corp.
12/01/17	9.375%	$330,000	$362,175
Antero Resources Finance Corp.(b)
08/01/19	7.250%	504,000	524,160
Berry Petroleum Co. Senior Subordinated Notes
11/01/16	8.250%	235,000	244,988
Senior Unsecured
06/01/14	10.250%	6,200,000	7,052,500
11/01/20	6.750%	2,070,000	2,152,800
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	11,070,000	11,125,350
Carrizo Oil & Gas, Inc.(b)
10/15/18	8.625%	1,837,000	1,846,185
Chaparral Energy, Inc.
10/01/20	9.875%	2,475,000	2,710,125
09/01/21	8.250%	6,591,000	6,904,072
Chesapeake Energy Corp.
08/15/20	6.625%	15,063,000	15,364,260
Chesapeake Energy Corp.(a)
02/15/21	6.125%	9,470,000	9,327,950
Concho Resources, Inc.
10/01/17	8.625%	4,332,000	4,786,860
01/15/21	7.000%	6,799,000	7,478,900
01/15/22	6.500%	970,000	1,042,750
Continental Resources, Inc.
10/01/19	8.250%	2,129,000	2,373,835
10/01/20	7.375%	1,563,000	1,723,208
04/01/21	7.125%	4,004,000	4,404,400
Denbury Resources, Inc.
02/15/20	8.250%	3,901,000	4,437,387
Kodiak Oil & Gas Corp.(b)
12/01/19	8.125%	11,363,000	12,044,780
MEG Energy Corp.(b)
03/15/21	6.500%	6,360,000	6,646,200
Oasis Petroleum, Inc.
02/01/19	7.250%	7,209,000	7,569,450
11/01/21	6.500%	7,004,000	7,074,040
Petrohawk Energy Corp.
08/15/18	7.250%	9,594,000	10,937,160
06/01/19	6.250%	1,372,000	1,534,925
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	20,593,000	22,291,922
Range Resources Corp.
05/01/18	7.250%	83,000	87,980
05/15/19	8.000%	2,835,000	3,125,588
08/01/20	6.750%	3,885,000	4,254,075
06/01/21	5.750%	7,170,000	7,779,450

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Independent Energy (cont.)
SM Energy Co. Senior Unsecured(b)
11/15/21	6.500%	$2,842,000	$2,976,995
Southwestern Energy Co.
02/01/18	7.500%	2,310,000	2,705,588
WPX Energy, Inc. Senior Unsecured(b)
01/15/22	6.000%	4,814,000	4,795,947
Whiting Petroleum Corp.
02/01/14	7.000%	7,655,000	8,171,712
10/01/18	6.500%	340,000	361,250

Total			186,218,967
Lodging 0.3%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
05/15/18	6.750%	4,605,000	5,284,237
12/01/19	7.150%	993,000	1,149,398

Total			6,433,635
Media Cable 4.4%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	18,534,000	20,572,740
Senior Unsecured
01/31/22	6.625%	1,644,000	1,709,760
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	7,261,000	8,477,218
CSC Holdings LLC(b) Senior Unsecured
11/15/21	6.750%	5,917,000	6,360,775
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
11/15/17	8.625%	5,304,000	5,648,760
DISH DBS Corp.
09/01/19	7.875%	8,675,000	9,997,937
06/01/21	6.750%	8,926,000	9,729,340
Insight Communications Co., Inc. Senior Unsecured(b)
07/15/18	9.375%	8,560,000	9,822,600
Nara Cable Funding Ltd. Senior Secured(b)(g)
12/01/18	8.875%	5,338,000	5,080,691
Quebecor Media, Inc. Senior Unsecured
03/15/16	7.750%	9,725,000	10,016,750
03/15/16	7.750%	205,000	211,150
Quebecor Media, Inc.(b)(c)(d)
01/15/49	9.750%	1,885,000	98,020

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media Cable (cont.)
UPCB Finance V Ltd. Senior Secured(b)
11/15/21	7.250%	$4,218,000	$4,427,535

Total			92,153,276
Media Non-Cable 6.3%
AMC Networks, Inc.(a)(b)
07/15/21	7.750%	10,265,000	11,278,669
Belo Corp.
11/15/16	8.000%	11,890,000	13,108,725
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	12,122,000	13,364,505
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	1,284,000	1,200,540
Hughes Satellite Systems Corp. Senior Secured(b)
06/15/19	6.500%	4,388,000	4,569,005
Intelsat Jackson Holdings SA(b)
04/01/19	7.250%	5,390,000	5,632,550
Lamar Media Corp.(a)
04/15/18	7.875%	390,000	426,075
Lamar Media Corp.(b)(g) Senior Subordinated
02/01/22	5.875%	4,755,000	4,760,944
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	4,849,000	4,867,184
Nielsen Finance LLC/Co.
10/15/18	7.750%	6,317,000	7,035,559
Salem Communications Corp. Secured
12/15/16	9.625%	12,447,000	13,473,877
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	15,361,000	17,012,307
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(c)(d)
07/01/15	9.300%	120,892	119,501
Univision Communications, Inc.(b) Senior Secured
05/15/19	6.875%	9,229,000	9,182,855
11/01/20	7.875%	12,209,000	12,788,928
XM Satellite Radio, Inc.(b)
11/01/18	7.625%	13,089,000	14,070,675
Ziff Davis Media, Inc.(c)(d)(h)
12/15/11	13.500%	753,352	19,662

Total			132,911,561

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Metals 5.3%
Alpha Natural Resources, Inc.
06/01/21	6.250%	$6,215,000	$6,152,850
Alpha Natural Resources, Inc.(a)
06/01/19	6.000%	7,776,000	7,698,240
Arch Coal, Inc.(b)
06/15/19	7.000%	9,839,000	9,888,195
06/15/21	7.250%	4,882,000	4,894,205
Calcipar SA Senior Secured(b)
05/01/18	6.875%	8,836,000	8,570,920
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,417,000
Consol Energy, Inc.
04/01/17	8.000%	4,862,000	5,250,960
04/01/20	8.250%	10,186,000	11,039,077
FMG Resources August 2006 Proprietary Ltd.(b)
11/01/15	7.000%	13,309,000	13,708,270
02/01/16	6.375%	4,118,000	4,179,770
02/01/18	6.875%	1,708,000	1,737,890
Senior Notes
11/01/19	8.250%	6,950,000	7,436,500
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	5,673,000	5,814,825
Neenah Foundry Co. Secured PIK
07/29/15	15.000%	969,830	1,008,623
Novelis, Inc.
12/15/20	8.750%	2,381,000	2,660,768
Peabody Energy Corp.(b)
11/15/18	6.000%	7,044,000	7,255,320
11/15/21	6.250%	4,697,000	4,837,910
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	7,008,000	7,375,920

Total			110,927,243
Non-Captive Consumer 1.3%
SLM Corp. Senior Notes
01/25/16	6.250%	5,528,000	5,642,612
Senior Unsecured
03/25/20	8.000%	8,584,000	9,141,960
01/25/22	7.250%	5,684,000	5,740,840
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	8,706,000	6,747,150

Total			27,272,562

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Non-Captive Diversified 6.9%
Ally Financial, Inc.
12/01/17	6.250%	$7,875,000	$8,111,250
03/15/20	8.000%	32,375,000	35,612,500
09/15/20	7.500%	3,890,000	4,172,025
CIT Group, Inc. Secured
05/01/17	7.000%	1,274,000	1,275,593
CIT Group, Inc.(a)(b) Secured
04/01/18	6.625%	7,375,000	7,891,250
CIT Group, Inc.(b) Secured
05/02/17	7.000%	19,935,000	19,984,837
Ford Motor Credit Co. LLC Senior Unsecured
05/15/18	5.000%	5,659,000	5,855,509
02/01/21	5.750%	11,845,000	12,890,973
Ford Motor Credit Co. LLC(a) Senior Unsecured
01/15/20	8.125%	18,155,000	22,207,033
International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	4,189,000	4,586,955
09/01/17	8.875%	4,988,000	5,474,330
12/15/20	8.250%	11,162,000	11,915,435
International Lease Finance Corp.(a) Senior Unsecured
01/15/22	8.625%	4,638,000	5,011,980

Total			144,989,670
Oil Field Services 1.9%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	16,513,000	17,090,955
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	13,382,000	14,820,565
Oil States International, Inc.
06/01/19	6.500%	7,362,000	7,822,125

Total			39,733,645
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	3,027,000	3,178,350
UPCB Finance VI Ltd. Senior Secured(b)(g)
01/15/22	6.875%	6,162,000	6,136,243

Total			9,314,593

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Packaging 2.8%
ARD Finance SA Senior Secured PIK(b)
06/01/18	11.125%	$1,942,324	$1,655,831
Ardagh Packaging Finance PLC Senior Secured(b)
10/15/17	7.375%	8,140,000	8,506,300
Ball Corp.
09/01/19	7.375%	1,120,000	1,248,800
09/15/20	6.750%	1,151,000	1,274,733
Greif, Inc. Senior Unsecured
02/01/17	6.750%	3,632,000	3,831,760
08/01/19	7.750%	5,079,000	5,612,295
Reynolds Group Issuer, Inc./LLC(b) Senior Secured
04/15/19	7.125%	8,925,000	9,371,250
08/15/19	7.875%	18,129,000	19,533,997
Senior Unsecured
08/15/19	9.875%	6,831,000	6,950,543

Total			57,985,509
Paper 0.5%
Cascades, Inc.
12/15/17	7.750%	5,205,000	5,374,163
01/15/20	7.875%	2,000,000	2,055,000
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	5,118,000	2,840,490

Total			10,269,653
Pharmaceuticals 1.5%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	2,304,000	2,537,280
Grifols, Inc.
02/01/18	8.250%	6,946,000	7,623,235
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)(b)
12/01/19	9.500%	1,987,000	2,148,444
Mylan, Inc.(b)
07/15/17	7.625%	3,215,000	3,532,481
11/15/18	6.000%	9,175,000	9,473,188
Valeant Pharmaceuticals International(b)
10/01/17	6.750%	3,500,000	3,574,375
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	2,626,000	2,776,995

Total			31,665,998

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Property & Casualty —%
Lumbermens Mutual Casualty(b)
12/01/37	8.300%	$180,000	$468
12/01/97	8.450%	4,600,000	11,960
Subordinated Notes
07/01/26	9.150%	9,865,000	25,649

Total			38,077
Refining 0.1%
United Refining Co. Senior Secured
02/28/18	10.500%	1,912,000	1,787,720
Retailers 1.5%
AutoNation, Inc.(g)
02/01/20	5.500%	2,410,000	2,428,075
Limited Brands, Inc.
05/01/20	7.000%	2,000,000	2,220,000
04/01/21	6.625%	3,530,000	3,883,000
QVC, Inc.(b) Senior Secured
04/15/17	7.125%	1,768,000	1,905,020
10/01/19	7.500%	4,828,000	5,286,660
Rite Aid Corp. Senior Secured(a)
08/15/20	8.000%	8,023,000	8,905,530
Sally Holdings LLC/Capital, Inc.(a)(b)
11/15/19	6.875%	1,927,000	2,061,890
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	3,589,000	3,844,716

Total			30,534,891
Technology 3.1%
Amkor Technology, Inc.(a) Senior Unsecured
05/01/18	7.375%	5,742,000	6,165,473
06/01/21	6.625%	8,264,000	8,387,960
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	1,816,000	1,906,800
01/15/20	6.875%	5,399,000	5,938,900
CDW LLC / Finance Corp. Senior Secured
12/15/18	8.000%	17,821,000	19,157,575
Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,565,055
CommScope, Inc.(b)
01/15/19	8.250%	4,495,000	4,674,800

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Technology (cont.)
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	$2,535,000	$2,763,150
First Data Corp. Senior Secured(b)
08/15/20	8.875%	1,800,000	1,917,000
Interactive Data Corp.
08/01/18	10.250%	9,650,000	10,687,375

Total			66,164,088
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,171,000	6,726,390
CEVA Group PLC Senior Secured(b)
12/01/17	8.375%	5,660,000	5,497,275
Hertz Corp. (The)
01/15/21	7.375%	2,800,000	2,947,000

Total			15,170,665
Wireless 5.3%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	2,016,000	2,189,880
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	14,637,000	15,515,220
Cricket Communications, Inc.(a)
10/15/20	7.750%	3,754,000	3,575,685
MetroPCS Wireless, Inc.
11/15/20	6.625%	2,171,000	2,154,718
MetroPCS Wireless, Inc.(a)
09/01/18	7.875%	4,835,000	5,113,012
NII Capital Corp.
04/01/21	7.625%	5,850,000	5,996,250
SBA Telecommunications, Inc.
08/15/16	8.000%	1,805,000	1,953,913
08/15/19	8.250%	6,186,000	6,742,740
Sprint Capital Corp.
11/15/28	6.875%	27,174,000	20,142,727
Sprint Nextel Corp.(b)
11/15/18	9.000%	19,281,000	20,775,277
Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%	29,180,000	28,377,550

Total			112,536,972

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Wirelines 5.8%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	$28,042,000	$29,541,378
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	7,339,000	7,265,610
Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	2,857,000	2,392,737
Level 3 Financing, Inc.
04/01/19	9.375%	15,814,000	16,683,770
Level 3 Financing, Inc.(a)(b)
07/15/20	8.625%	5,750,000	5,893,750
Level 3 Financing, Inc.(b) Senior Unsecured
07/01/19	8.125%	2,904,000	2,925,780
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	13,528,000	14,762,430
Qwest Communications International, Inc.
04/01/18	7.125%	600,000	642,000
Qwest Corp. Senior Unsecured
12/01/21	6.750%	23,376,000	25,932,493
06/15/23	7.500%	4,035,000	4,035,000
Windstream Corp.
10/15/20	7.750%	5,885,000	6,355,800
Windstream Corp.(b)
06/01/22	7.500%	4,895,000	5,139,750

Total			121,570,498
Total Corporate Bonds & Notes (Cost: $1,841,050,431)			$1,903,656,530

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes(c)(d)
06/12/15	4.750%	$3,896,787	$390
Total Convertible Bonds (Cost: $ —)			$390

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 1.2%

Electric —%
BHM Technologies LLC(c)(d)(e)(f)(i)
11/26/13	0.000%	$1,237,124	$3,340
Gaming 0.5%
Caesars Octavius LLC Tranche B Term Loan(f)(i)
04/25/17	9.250%	8,901,000	8,500,455
ROC Finance LLC Tranche B Term Loan(f)(i)
08/19/17	8.500%	2,477,000	2,483,192

Total			10,983,647
Media Non-Cable 0.7%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(f)(i)
03/18/19	7.500%	15,039,000	15,013,885
Total Senior Loans (Cost: $28,959,485)			$26,000,872
Issuer		Shares	Value
Common Stocks 0.1%
CONSUMER DISCRETIONARY —%
Media —%
Haights Cross Communications, Inc. (c)(d)(j)(k)		275,078	$—
Ziff Davis Holdings, Inc.(c)(d)(k)		6,107	61

Total			61
TOTAL CONSUMER DISCRETIONARY			61
CONSUMER STAPLES —%
Beverages —%
Cott Corp.(k)		7,100	49,913
TOTAL CONSUMER STAPLES			49,913
FINANCIALS —%
Diversified Financial Services —%
Adelphia Recovery Trust(c)(d)(k)		1,410,902	14,109
TOTAL FINANCIALS			14,109
INDUSTRIALS —%
Airlines —%
Delta Air Lines, Inc.(k)		1,342	14,158

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Building Products —%
BHM Technologies LLC(c)(d)(k)	115,119	$1,151
Commercial Services & Supplies —%
Quad Graphics, Inc.(a)	2,915	34,252
TOTAL INDUSTRIALS		49,561
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Loral Space & Communications, Inc.(k)	101	6,965
TOTAL INFORMATION TECHNOLOGY		6,965
MATERIALS 0.1%
Metals & Mining 0.1%
Neenah Enterprises, Inc.(c)(d)(k)	162,528	729,751
TOTAL MATERIALS		729,751
UTILITIES —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow(c)(d)(j)	23,187,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $4,977,847)		$850,360

Preferred Stocks —%
INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC (c)(d)	1,378	$14
TOTAL INDUSTRIALS		14
Total Preferred Stocks (Cost: $74)		$14

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc.(c)(d)(k)	444	$4

Total		4
TOTAL CONSUMER DISCRETIONARY		4
Total Warrants (Cost: $1,137,893)		$4

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

		Shares	Value
Money Market Funds 8.9%

Columbia Short-Term Cash Fund, 0.134%(l)(m)		186,855,144	$186,855,144
Total Money Market Funds
(Cost: $186,855,144)			$186,855,144
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 4.3%
Asset-Backed Commercial Paper 0.7%
Antalis US Funding Corp.
02/02/12	0.520%	$2,999,697	$2,999,697
Atlantis One
02/01/12	0.370%	1,999,137	1,999,137
Cancara Asset Securitisation LLC
02/14/12	0.270%	3,998,980	3,998,980
KELLS FUNDING, LLC
02/23/12	0.350%	2,999,008	2,999,008
LMA Americas LLC
02/07/12	0.410%	1,999,841	1,999,841
Regency Markets No. 1 LLC
02/17/12	0.220%	1,999,633	1,999,633

Total			15,996,296
Certificates of Deposit 0.7%
ABM AMRO Bank N.V.
02/21/12	0.390%	1,999,307	1,999,307
Bank of Nova Scotia
05/03/12	0.425%	2,000,000	2,000,000
Barclays Bank PLC
04/18/12	0.600%	2,000,000	2,000,000
National Bank of Canada
05/08/12	0.445%	2,000,000	2,000,000
Nordea Bank AB
03/13/12	0.520%	2,000,000	2,000,000
Pohjola Bank PLC
02/13/12	0.375%	3,000,000	3,000,000
State Development Bank of NorthRhine-Westphalia
02/13/12	0.300%	3,000,000	3,000,000

Total			15,999,307
Commercial Paper 0.7%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	1,995,323	1,995,323
Foreningsparbanken (Swedbank)
03/21/12	0.425%	3,997,450	3,997,450
HSBC Bank PLC
04/13/12	0.481%	1,995,120	1,995,120

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (cont.)
Toyota Motor Credit Corp.
04/26/12	0.562%	$1,994,276	$1,994,276
Westpac Securities NZ Ltd.
03/02/12	0.441%	3,991,102	3,991,102

Total			13,973,271
Other Short-Term Obligations 0.2%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	4,000,000	4,000,000
Repurchase Agreements 2.0%
Barclays Capital, Inc. dated 01/31/12, matures 02/01/12, repurchase price $11,368,116(n)
	0.150%	11,368,068	11,368,068
Citibank NA dated 01/31/12, matures 02/01/12, repurchase price $5,000,031(n)
	0.220%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 01/31/12, matures 02/01/12, repurchase price $2,000,006(n)
	0.110%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 01/31/12, matures 01/12/12, repurchase price $10,000,081(n)
	0.290%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 01/31/12, matures 02/01/12, repurchase price $3,000,009(n)
	0.110%	3,000,000	3,000,000
Nomura Securities dated 01/31/12, matures 02/01/12, repurchase price $5,000,036(n)
	0.260%	5,000,000	5,000,000
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $5,000,028(n)
	0.200%	5,000,000	5,000,000

Total			41,368,068
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $91,336,942)			$91,336,942
Total Investments
(Cost: $2,154,317,816)			$2,208,700,256
Other Assets & Liabilities, Net			(102,550,267)
Net Assets			$2,106,149,989

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	At January 31, 2012, security was partially or fully on loan.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $679,238,076 or 32.25% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2012 was $989,087, representing 0.05% of net assets. Information concerning such security holdings at January 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Adelphia Recovery Trust	05/17/02 - 06/07/02	$278,750
At Home Corp. Subordinated Notes 4.750% 06/12/15	07/26/05	—
BHM Technologies LLC 0.000% 11/26/13	07/21/06 - 03/31/10	2,899,551
BHM Technologies LLC Common Stock	07/21/06	6,216
BHM Technologies LLC Preferred Stock	07/21/06	74
Calpine Corp. Escrow	09/29/11	—
Collins & Aikman Products Co. Senior Subordinated Notes 12.875% 08/15/12	08/12/04 - 04/12/05	5,854,200
Haights Cross Communications, Inc.	01/15/04 - 02/03/06	3,131,160
ION Media Networks, Inc.	12/19/05 - 03/12/11	1,137,893
Lear Corp. Escrow Bond 0.000% 03/31/16	11/20/06 - 07/24/08	—
Neenah Enterprises, Inc.	08/02/10	1,376,616
Quebecor Media, Inc. 9.750% 01/15/49	01/17/07	16,808
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	11/27/00 - 04/20/01	105,311
Ziff Davis Holdings, Inc.	07/01/08	61
Ziff Davis Media, Inc. 13.500% 12/15/11	07/01/08 - 04/15/11	551,540

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2012, the value of these securities amounted to $989,087, which represents 0.05% of net assets.

(e)	Zero coupon bond.

(f)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	17

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)
(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2012, the value of these securities amounted to $19,662, which represents less than 0.01% of net assets.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of January 31, 2012. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Negligible market value.

(k)	Non-income producing.

(l)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(m)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$88,348,769	$483,955,547	$(385,449,172)	$—	$186,855,144	$62,550	$186,855,144

(n)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.150%)

Security Description	Value
United States Treasury Note/Bond	$11,595,430
Total Market Value of Collateral Securities	$11,595,430

Citibank NA (0.220%)

Security Description	Value
Fannie Mae REMICS	$2,747,557
Fannie Mae-Aces	591,700
Freddie Mac REMICS	516,101
Government National Mortgage Association	1,244,642
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.110%)

Security Description	Value
Fannie Mae REMICS	$1,274,474
Fannie Mae-Aces	47,848
Freddie Mac REMICS	536,657
Ginnie Mae II Pool	53,483
Government National Mortgage Association	127,538
Total Market Value of Collateral Securities	$2,040,000

Mizuho Securities USA, Inc. (0.290%)

Security Description	Value
Fannie Mae Pool	$965,552
Freddie Mac Gold Pool	376,575
Freddie Mac Non Gold Pool	37,877
Ginnie Mae I Pool	476,520
United States Treasury Note/Bond	8,343,477
Total Market Value of Collateral Securities	$10,200,001

Natixis Financial Products, Inc. (0.110%)

Security Description	Value
#N/A Invalid Security	$82,720
Federal Home Loan Mortgage Corp	2,506,606
United States Treasury Note/Bond	469,029
Total Market Value of Collateral Securities	$3,058,355

Nomura Securities (0.260%)

Security Description	Value
Ginnie Mae I Pool	$7,889
Ginnie Mae II Pool	5,092,111
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	19

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$1,266,119
Fannie Mae REMICS	411,683
Federal Farm Credit Bank	104,539
Federal Home Loan Banks	32,380
Federal Home Loan Mortgage Corp	27,662
Federal National Mortgage Association	61,869
Freddie Mac Gold Pool	710,499
Freddie Mac Non Gold Pool	292,523
Freddie Mac REMICS	454,415
Ginnie Mae I Pool	652,054
Ginnie Mae II Pool	704,446
Government National Mortgage Association	181,351
United States Treasury Bill	3,200
United States Treasury Note/Bond	193,469
United States Treasury Strip Coupon	3,791
Total Market Value of Collateral Securities	$5,100,000

Abbreviation Legend
PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	21

Portfolio of Investments (continued)

Fair Value Measurements

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Bonds
Corporate Bonds & Notes
Automotive	$—	$39,228,007	$3,084	$39,231,091
Electric	—	29,397,601	3,872,522	33,270,123
Media Cable	—	92,055,256	98,020	92,153,276
Media Non-Cable	—	132,772,398	139,163	132,911,561
All other industries	—	1,606,090,479	—	1,606,090,479
Convertible Bonds
Wirelines	—	—	390	390
Total Bonds	—	1,899,543,741	4,113,179	1,903,656,920
Equity Securities
Common Stocks
Consumer Discretionary	—	—	61	61
Consumer Staples	49,913	—	—	49,913
Financials	—	—	14,109	14,109
Industrials	48,410	—	1,151	49,561
Information Technology	6,965	—	—	6,965
Materials	—	—	729,751	729,751
Preferred Stocks
Industrials	—	—	14	14
Warrants
Consumer Discretionary	—	—	4	4
Total Equity Securities	105,288	—	745,090	850,378
Other
Senior Loans
Electric	—	—	3,340	3,340
All other industries	—	25,997,532	—	25,997,532
Money Market Funds	186,855,144	—	—	186,855,144
Investments of Cash Collateral Received for Securities on Loan	—	91,336,942	—	91,336,942
Total Other	186,855,144	117,334,474	3,340	304,192,958
Total	$186,960,432	$2,016,878,215	$4,861,609	$2,208,700,256

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds, Common and Preferred Stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Certain Corporate Bonds, Convertible Bonds, Common Stocks and Warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Convertible Bonds	Senior Loans	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of July 31, 2011	$3,930,883	$390	$3,340	$745,134	$14	$4	$4,679,765
Accrued discounts/premiums	15,498	—	—	—	—	—	15,498
Realized gain (loss)	22,589	—	—	(62)	—	*	22,527
Change in unrealized appreciation (depreciation)*	(259,577)	—	—	—	—	—	(259,577)
Sales	(446,153)	—	—	—	—	—	(446,153)
Purchases	849,549	—	—	—	—	—	849,549
Issuances	—	—	—	—	—	—	—
Settlements	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of January 31, 2012	$4,112,789	$390	$3,340	$745,072	$14	$4	$4,861,609

*	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2012 was $(259,577), which is comprised of Corporate Bonds & Notes.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	23

Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,876,125,730)	$1,930,508,170
Affiliated issuers (identified cost $186,855,144)	186,855,144
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $49,968,874)	49,968,874
Repurchase agreements (identified cost $41,368,068)	41,368,068
Total investments (identified cost $2,154,317,816)	2,208,700,256
Receivable for:
Investments sold	10,798,768
Capital shares sold	11,716,789
Dividends	19,035
Interest	36,575,956
Expense reimbursement due from Investment Manager	2,817
Prepaid expense	18,541
Trustees’ deferred compensation plan	66,238
Other assets	599
Total assets	2,267,898,999
Liabilities
Due upon return of securities on loan	91,336,942
Payable for:
Investments purchased	30,913,257
Investments purchased on a delayed delivery basis	25,071,588
Capital shares purchased	3,087,484
Dividend distributions to shareholders	10,709,026
Investment management fees	32,025
Distribution fees	9,267
Transfer agent fees	287,886
Administration fees	3,630
Plan administration fees	3
Other expenses	231,664
Trustees’ deferred compensation plan	66,238
Total liabilities	161,749,010
Net assets applicable to outstanding capital stock	$2,106,149,989

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	25

Statement of Assets and Liabilities (continued)

January 31, 2012 (Unaudited)

Represented by
Paid-in capital	$2,179,383,526
Excess of distributions over net investment income	(761,180)
Accumulated net realized loss	(126,854,797)
Unrealized appreciation (depreciation) on:
Investments	54,382,440
Total — representing net assets applicable to outstanding capital stock	$2,106,149,989
*Value of securities on loan	$101,167,571
Net assets applicable to outstanding shares
Class A	$824,707,025
Class B	$32,166,595
Class C	$120,979,336
Class I	$206,128,404
Class R	$261,904
Class R4	$474,371
Class W	$17,290
Class Y	$10,430,542
Class Z	$910,984,522
Shares outstanding
Class A	86,626,407
Class B	3,380,643
Class C	12,716,484
Class I	21,629,019
Class R	27,494
Class R4	49,671
Class W	1,816
Class Y	1,093,906
Class Z	95,455,590
Net asset value per share
Class A(a)	$9.52
Class B	$9.51
Class C	$9.51
Class I	$9.53
Class R	$9.53
Class R4	$9.55
Class W	$9.52
Class Y	$9.54
Class Z	$9.54

(a)	The maximum offering price per share for Class A is $9.99. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$1,166
Interest	68,665,068
Dividends from affiliates	62,550
Income from securities lending — net	235,583
Foreign taxes withheld	(14,970)
Total income	68,949,397
Expenses:
Investment management fees	5,430,620
Distribution fees
Class A	941,653
Class B	173,380
Class C	571,501
Class R	128
Class W	3
Transfer agent fees
Class A	883,738
Class B	38,725
Class C	132,957
Class R	62
Class R4	71
Class W	3
Class Y	19
Class Z	953,439
Administration fees	617,458
Plan administration fees
Class R4	539
Compensation of board members	5,698
Custodian fees	23,886
Printing and postage fees	53,900
Registration fees	70,183
Professional fees	51,965
Other	37,370
Total expenses	9,987,298
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,131,430)
Fees waived by the Distributor — Class C	(155,020)
Expense reductions	(2,422)
Total net expenses	8,698,426
Net investment income	60,250,971

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	27

Statement of Operations (continued)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$(9,214,799)
Net realized loss	(9,214,799)
Net change in unrealized appreciation (depreciation) on:
Investments	680,781
Net change in unrealized appreciation	680,781
Net realized and unrealized loss	(8,534,018)
Net increase in net assets resulting from operations	$51,716,953

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011(a)
Operations
Net investment income	$60,250,971	$82,956,485
Net realized gain (loss)	(9,214,799)	73,148,188
Net change in unrealized appreciation (depreciation)	680,781	(27,378,101)
Net increase in net assets resulting from operations	51,716,953	128,726,572
Distributions to shareholders from:
Net investment income
Class A	(23,313,829)	(40,274,280)
Class B	(942,230)	(2,207,477)
Class C	(3,257,439)	(4,847,777)
Class I	(6,329,859)	(13,844,734)
Class R	(1,571)	(160)
Class R4	(13,567)	(23,520)
Class R5	—	(28)
Class W	(86)	(133)
Class Y	(336,598)	(312,285)
Class Z	(26,563,219)	(22,541,034)
Net realized gains
Class A	(15,240,975)	(23,083,141)
Class B	(674,268)	(1,319,749)
Class C	(2,311,082)	(2,888,562)
Class I	(3,764,961)	(8,458,223)
Class R	(551)	(113)
Class R4	(9,100)	(16,621)
Class W	(49)	(113)
Class Y	(208,517)	—
Class Z	(16,027,146)	(31,650)
Total distributions to shareholders	(98,995,047)	(119,849,600)
Increase in net assets from share transactions	127,972,299	1,244,888,097
Proceeds from regulatory settlements (Note 6)	5,588	—
Total increase in net assets	80,699,793	1,253,765,069
Net assets at beginning of period	2,025,450,196	771,685,127
Net assets at end of period	$2,106,149,989	$2,025,450,196
Excess of distributions over net investment income	$(761,180)	$(253,753)

(a)

Classes R, W and Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011 and Class Y shares are for the period from March 7, 2011 (commencement of operations) to July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	29

Statement of Changes in Net Assets (continued)

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	21,273,142	198,804,083	29,408,457	286,621,310
Fund merger	—	—	21,077,630	204,981,052
Distributions reinvested	3,001,872	27,675,019	4,911,353	47,283,998
Redemptions	(16,258,477)	(151,982,108)	(28,087,739)	(274,214,475)
Net increase	8,016,537	74,496,994	27,309,701	264,671,885
Class B shares
Subscriptions	196,327	1,821,238	455,741	4,425,953
Fund merger	—	—	3,648,140	35,450,437
Distributions reinvested	119,108	1,097,675	267,593	2,573,901
Redemptions(b)	(1,006,367)	(9,369,099)	(3,288,974)	(32,053,168)
Net increase (decrease)	(690,932)	(6,450,186)	1,082,500	10,397,123
Class C shares
Subscriptions	2,054,994	19,143,352	1,964,406	19,143,097
Fund merger	—	—	5,468,272	53,154,614
Distributions reinvested	415,452	3,827,280	552,960	5,318,003
Redemptions	(1,876,124)	(17,517,021)	(2,087,698)	(20,381,534)
Net increase	594,322	5,453,611	5,897,940	57,234,180
Class I shares
Subscriptions	5,069,722	47,360,280	11,179,597	108,886,507
Distributions reinvested	1,089,907	10,074,240	2,339,726	22,571,035
Redemptions	(5,924,885)	(55,058,174)	(10,919,111)	(106,302,045)
Net increase	234,744	2,376,346	2,600,212	25,155,497
Class R shares
Subscriptions	27,210	254,348	396	3,879
Distributions reinvested	213	2,001	3	32
Redemptions	(328)	(3,051)	—	—
Net increase	27,095	253,298	399	3,911
Class R4 shares
Subscriptions	10,783	100,718	14,083	138,019
Distributions reinvested	2,395	22,175	4,082	39,415
Redemptions	(173)	(1,605)	(22,874)	(224,273)
Net increase (decrease)	13,005	121,288	(4,709)	(46,839)
Class R5 shares
Redemptions	—	—	(521)	(5,036)
Net decrease	—	—	(521)	(5,036)

(a)

Classes R, W and Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011 and Class Y shares are for the period from March 7, 2011 (commencement of operations) to July 31, 2011.

(b)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares
Subscriptions	1,561	14,863	254	2,500
Distributions reinvested	1	11	—	—
Net increase	1,562	14,874	254	2,500
Class Y shares
Subscriptions	24,501	226,923	8,324	81,397
Fund merger	—	—	1,339,005	13,036,558
Distributions reinvested	78	723	6,059	59,485
Redemptions	(1,048)	(9,916)	(283,013)	(2,762,643)
Net increase	23,531	217,730	1,070,375	10,414,797
Class Z shares
Subscriptions	24,528,934	229,733,842	12,400,773	119,501,190
Fund merger	—	—	104,708,400	1,021,900,505
Distributions reinvested	1,455,337	13,472,919	720,133	7,043,829
Redemptions	(20,478,060)	(191,718,417)	(27,879,927)	(271,385,445)
Net increase	5,506,211	51,488,344	89,949,379	877,060,079
Total net increase	13,726,075	127,972,299	127,905,530	1,244,888,097

(a)

Classes R, W and Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011 and Class Y shares are for the period from March 7, 2011 (commencement of operations) to July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	31

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.76		$9.72	$9.00	$9.34	$9.99	$10.10
Income from investment operations:
Net investment income	0.29		0.62	0.73	0.75	0.69	0.68
Net realized and unrealized gain (loss)	(0.04)		0.51	0.73	(0.39)	(0.54)	(0.10)
Total from investment operations	0.25		1.13	1.46	0.36	0.15	0.58
Less distributions to shareholders from:
Net investment income	(0.30)		(0.64)	(0.74)	(0.70)	(0.66)	(0.69)
Net realized gains	(0.19)		(0.45)	—	—	(0.14)	—
Total distributions to shareholders	(0.49)		(1.09)	(0.74)	(0.70)	(0.80)	(0.69)
Proceeds from regulatory settlement	0.00	(a)	—	—	—	—	—
Net asset value, end of period	$9.52		$9.76	$9.72	$9.00	$9.34	$9.99
Total return	2.79%		12.19%	16.76%	5.24%	1.30%	5.69%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.14%	(c)	1.07%	1.11%	1.19%	1.16%	1.14%
Net expenses after fees waived or expenses reimbursed(d)	1.01%	(c)(e)	1.07%	1.11%	1.19%	1.16%	1.14%
Net investment income	6.15%	(c)(e)	6.41%	7.77%	9.15%	7.00%	6.57%
Supplemental data
Net assets, end of period (in thousands)	$824,707		$767,359	$498,803	$402,064	$138,240	$177,439
Portfolio turnover	32%		84%	86%	81%	75%	122%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$9.76		$9.72	$9.00	$9.34	$9.98	$10.09
Income from investment operations:
Net investment income	0.26		0.55	0.66	0.68	0.61	0.60
Net realized and unrealized gain (loss)	(0.05)		0.51	0.73	(0.38)	(0.53)	(0.10)
Total from investment operations	0.21		1.06	1.39	0.30	0.08	0.50
Less distributions to shareholders from:
Net investment income	(0.27)		(0.57)	(0.67)	(0.64)	(0.58)	(0.61)
Net realized gains	(0.19)		(0.45)	—	—	(0.14)	—
Total distributions to shareholders	(0.46)		(1.02)	(0.67)	(0.64)	(0.72)	(0.61)
Proceeds from regulatory settlement	0.00	(a)	—	—	—	—	—
Net asset value, end of period	$9.51		$9.76	$9.72	$9.00	$9.34	$9.98
Total return	2.29%		11.35%	15.88%	4.44%	0.64%	4.89%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.88%	(c)	1.81%	1.87%	1.96%	1.92%	1.90%
Net expenses after fees waived or expenses reimbursed(d)	1.75%	(c)(e)	1.81%	1.87%	1.96%	1.92%	1.90%
Net investment income	5.42%	(c)(e)	5.61%	7.01%	8.29%	6.22%	5.79%
Supplemental data
Net assets, end of period (in thousands)	$32,167		$39,725	$29,051	$34,052	$25,890	$43,356
Portfolio turnover	32%		84%	86%	81%	75%	122%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	33

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.76		$9.72	$9.00	$9.34	$9.98	$10.09
Income from investment operations:
Net investment income	0.27		0.55	0.65	0.68	0.61	0.60
Net realized and unrealized gain (loss)	(0.05)		0.51	0.74	(0.38)	(0.53)	(0.10)
Total from investment operations	0.22		1.06	1.39	0.30	0.08	0.50
Less distributions to shareholders from:
Net investment income	(0.28)		(0.57)	(0.67)	(0.64)	(0.58)	(0.61)
Net realized gains	(0.19)		(0.45)	—	—	(0.14)	—
Total distributions to shareholders	(0.47)		(1.02)	(0.67)	(0.64)	(0.72)	(0.61)
Proceeds from regulatory settlement	0.00	(a)	—	—	—	—	—
Net asset value, end of period	$9.51		$9.76	$9.72	$9.00	$9.34	$9.98
Total return	2.43%		11.36%	15.89%	4.43%	0.64%	4.89%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.89%	(c)	1.81%	1.86%	1.91%	1.92%	1.90%
Net expenses after fees waived or expenses reimbursed(d)	1.49%	(c)(e)	1.81%	1.86%	1.91%	1.92%	1.90%
Net investment income	5.67%	(c)(e)	5.63%	6.98%	8.36%	6.26%	5.80%
Supplemental data
Net assets, end of period (in thousands)	$120,979		$118,257	$60,482	$35,123	$3,873	$4,789
Portfolio turnover	32%		84%	86%	81%	75%	122%
Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$9.77		$9.73	$9.01	$9.35	$10.00	$10.11
Income from investment operations:
Net investment income	0.31		0.66	0.77	0.78	0.73	0.72
Net realized and unrealized gain (loss)	(0.04)		0.51	0.73	(0.38)	(0.54)	(0.10)
Total from investment operations	0.27		1.17	1.50	0.40	0.19	0.62
Less distributions to shareholders from:
Net investment income	(0.32)		(0.68)	(0.78)	(0.74)	(0.70)	(0.73)
Net realized gains	(0.19)		(0.45)	—	—	(0.14)	—
Total distributions to shareholders	(0.51)		(1.13)	(0.78)	(0.74)	(0.84)	(0.73)
Proceeds from regulatory settlement	0.00	(a)	—	—	—	—	—
Net asset value, end of period	$9.53		$9.77	$9.73	$9.01	$9.35	$10.00
Total return	2.98%		12.59%	17.19%	5.70%	1.72%	6.12%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.65%	(c)	0.70%	0.72%	0.78%	0.75%	0.74%
Net expenses after fees waived or expenses reimbursed(d)	0.65%	(c)	0.70%	0.72%	0.78%	0.75%	0.74%
Net investment income	6.50%	(c)	6.81%	8.16%	9.63%	7.42%	6.96%
Supplemental data
Net assets, end of period (in thousands)	$206,128		$209,065	$182,941	$158,288	$68,474	$85,512
Portfolio turnover	32%		84%	86%	81%	75%	122%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	35

Financial Highlights (continued)

	Six months ended Jan. 31,		Year ended July 31,
	2012		2011(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.76		$9.85
Income from investment operations:
Net investment income	0.27		0.49
Net realized and unrealized gain (loss)	(0.02)		0.37
Total from investment operations	0.25		0.86
Less distributions to shareholders from:
Net investment income	(0.29)		(0.50)
Net realized gains	(0.19)		(0.45)
Total distributions to shareholders	(0.48)		(0.95)
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$9.53		$9.76
Total return	2.78%		9.21%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.43%	(d)	1.32%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.24%	(d)	1.32%	(d)
Net investment income	5.77%	(d)	6.05%	(d)
Supplemental data
Net assets, end of period (in thousands)	$262		$4
Portfolio turnover	32%		84%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31,		Year ended July 31,
	2012		2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$9.79		$9.75	$9.03	$9.37	$9.99	$10.10
Income from investment operations:
Net investment income	0.30		0.64	0.74	0.76	0.73	0.69
Net realized and unrealized gain (loss)	(0.04)		0.51	0.73	(0.37)	(0.53)	(0.10)
Total from investment operations	0.26		1.15	1.47	0.39	0.20	0.59
Less distributions to shareholders from:
Net investment income	(0.31)		(0.66)	(0.75)	(0.73)	(0.68)	(0.70)
Net realized gains	(0.19)		(0.45)	—	—	(0.14)	—
Total distributions to shareholders	(0.50)		(1.11)	(0.75)	(0.73)	(0.82)	(0.70)
Proceeds from regulatory settlement	0.00	(a)	—	—	—	—	—
Net asset value, end of period	$9.55		$9.79	$9.75	$9.03	$9.37	$9.99
Total return	2.83%		12.28%	16.82%	5.61%	1.90%	5.87%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.94%	(c)	0.99%	1.03%	1.08%	1.05%	1.01%
Net expenses after fees waived or expenses reimbursed(d)	0.94%	(c)	0.99%	1.03%	0.88%	0.76%	0.98%
Net investment income	6.22%	(c)	6.58%	7.84%	9.28%	7.42%	6.67%
Supplemental data
Net assets, end of period (in thousands)	$474		$359	$404	$253	$143	$153
Portfolio turnover	32%		84%	86%	81%	75%	122%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	37

Financial Highlights (continued)

	Six months ended Jan. 31,		Year ended July 31,
	2012		2011(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$9.76		$9.85
Income from investment operations:
Net investment income	0.29		0.52
Net realized and unrealized gain (loss)	(0.04)		0.36
Total from investment operations	0.25		0.88
Less distributions to shareholders from:
Net investment income	(0.30)		(0.52)
Net realized gains	(0.19)		(0.45)
Total distributions to shareholders	(0.49)		(0.97)
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$9.52		$9.76
Total return	2.79%		9.45%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.19%	(d)	1.02%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.00%	(d)	1.02%	(d)
Net investment income	6.77%	(d)	6.38%	(d)
Supplemental data
Net assets, end of period (in thousands)	$17		$2
Portfolio turnover	32%		84%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

38	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31,		Year ended July 31,
	2012		2011(a)
	(Unaudited)
Class Y
Per share data
Net asset value, beginning of period	$9.78		$9.76
Income from investment operations:
Net investment income	0.31		0.25
Net realized and unrealized gain (loss)	(0.04)		0.02
Total from investment operations	0.27		0.27
Less distributions to shareholders from:
Net investment income	(0.32)		(0.25)
Net realized gains	(0.19)		—
Total distributions to shareholders	(0.51)		(0.25)
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$9.54		$9.78
Total return	2.98%		2.81%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.65%	(d)	0.66%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.65%	(d)	0.66%	(d)
Net investment income	6.51%	(d)	6.46%	(d)
Supplemental data
Net assets, end of period (in thousands)	$10,431		$10,464
Portfolio turnover	32%		84%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to July 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	39

Financial Highlights (continued)

	Six months ended Jan. 31,		Year ended July 31,
	2012		2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.79		$9.86
Income from investment operations:
Net investment income	0.30		0.52
Net realized and unrealized gain (loss)	(0.05)		0.40
Total from investment operations	0.25		0.92
Less distributions to shareholders from:
Net investment income	(0.31)		(0.54)
Net realized gains	(0.19)		(0.45)
Total distributions to shareholders	(0.50)		(0.99)
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$9.54		$9.79
Total return	2.82%		9.89%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.89%	(d)	0.76%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.75%	(d)(f)	0.76%	(d)
Net investment income	6.41%	(d)(f)	6.35%	(d)
Supplemental data
Net assets, end of period (in thousands)	$910,985		$880,214
Portfolio turnover	32%		84%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Notes to Financial Statements

January 31, 2012 (Unaudited)

Note	1. Organization

Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in

42	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the

44	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation

46	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended January 31, 2012 was 0.56% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2012 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2012, other expenses paid to this company were $4,010.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	47

Notes to Financial Statements (continued)

Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.22
Class C	0.23
Class R	0.24
Class R4	0.03
Class W	0.23
Class Y	0.00	*
Class Z	0.23

*	Rounds to less than 0.01%

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to

48	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2012, these minimum account balance fees reduced total expenses by $2,422.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Effective March 11, 2011, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,272,000 and $73,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $489,409 for Class A, $7,765 for Class B and $4,057 for Class C shares for the six months ended January 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	49

Notes to Financial Statements (continued)

and expenses described below as well as any reorganization costs allocated to the Fund), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.04%
Class B	1.79
Class C	1.79
Class I	0.71
Class R	1.29
Class R4	1.01
Class W	1.04
Class Y	0.79
Class Z	0.79

Prior to October 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.15%
Class B	1.90
Class C	1.90
Class I	0.80
Class R	1.40
Class R4	1.10
Class W	1.15
Class Y	0.90
Class Z	0.90

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees voluntarily waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement. Reorganization (see Note 11)

50	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2012, the cost of investments for federal income tax purposes was approximately $2,154,318,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$84,337,000
Unrealized depreciation	(29,955,000)
Net unrealized appreciation	$54,382,000

The following capital loss carryforward, determined as of July 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$28,854,980
2017	87,234,547
Total	$116,089,527

Columbia Income Opportunities Fund acquired $136,691,965 of capital loss carryforward in connection with the Columbia High Income Fund and Columbia Conservative High Yield Fund mergers (Note 11). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	51

Notes to Financial Statements (continued)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $589,919,375 and $592,996,494, respectively, for the six months ended January 31, 2012.

Note	6. Regulatory Settlements

During the six months ended January 31, 2012, the Fund received $5,588 as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds which represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

Note	7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2012, securities valued at $101,167,571 were on loan, secured by U.S. government securities valued at $11,880,199 and by cash collateral of $91,336,942 (which does not

52	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	9. Shareholder Concentration

At January 31, 2012, one unaffiliated shareholder account owned 30.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholder accounts owned 11.2% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note	10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	53

Notes to Financial Statements (continued)

other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended January 31, 2012.

Note	11. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia High Income Fund and Columbia Conservative High Yield Fund, each a series of Columbia Funds Series Trust I. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $849,823,636 and the combined net assets immediately after the acquisition were $2,178,346,802.

The merger was accomplished by a tax-free exchange of 94,313,458 shares of Columbia High Income Fund valued at $767,725,811 (including $4,912,535 of unrealized appreciation) and 70,056,085 shares of Columbia Conservative High Yield Fund valued at $560,797,355 (including $29,195,943 of unrealized appreciation).

54	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

In exchange for Columbia High Income Fund and Columbia Conservative High Yield Fund shares, the Fund issued the following number of shares:

Shares
Class A	21,077,630
Class B	3,648,140
Class C	5,468,272
Class Y	1,339,005
Class Z	104,708,400

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia High Income Fund and Columbia Conservative High Yield Fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia High Income Fund and Columbia Conservative High Yield Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on August 1, 2010, the Fund’s proforma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended July 31, 2011 would have been approximately $138.4 million, $148.4 million, $(49.2) million and $237.6 million, respectively.

Note	12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	55

Notes to Financial Statements (continued)

restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have

56	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT	57

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

58	COLUMBIA INCOME OPPORTUNITIES FUND — 2012 SEMIANNUAL REPORT

Columbia Income Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6277 K (3/12)

Semiannual Report

Columbia

Short-Term Cash Fund

Semiannual Report for the Period Ended

January 31, 2012

Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	3

Fund Expense Example	4

Portfolio of Investments	6

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	19

Notes to Financial Statements	20

Proxy Voting	28

See the Fund’s prospectus for risks associated with investing in the Fund.

2	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

PORTFOLIO BREAKDOWN(1) (at January 31, 2012)
Asset-Backed Commercial Paper	23.0%
Asset-Backed Securities — Non-Agency(2)	3.4
Certificates of Deposit	12.9
Commercial Paper	22.7
Repurchase Agreements	1.0
Treasury Note Short-Term	11.9
U.S. Government-Insured Debt(3)	4.7
U.S. Government & Agencies Obligations	20.4

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(2)	Category comprised of short-term asset-backed securities.

(3)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	3

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur ongoing costs which may include custodian fees and other nonadvisory expenses. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

4	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

August 1, 2011 — January 31, 2012

Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,000.20	1,025.36	0.05	0.05	0.01

Expenses paid during the period are equal to the annualized expense ratio indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	5

Portfolio of Investments

Columbia Short-Term Cash Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Asset-Backed Commercial Paper 24.5%

CRC Funding LLC
02/23/12	0.140%	$49,700,000	$49,695,748
Cafco LLC
03/01/12	0.130%	50,000,000	49,994,764
Chariot Funding LLC(a)
02/14/12	0.170%	50,000,000	49,996,750
02/15/12	0.170%	50,000,000	49,996,500
03/19/12	0.130%	50,000,000	49,991,514
Charta LLC
02/01/12	0.081%	17,900,000	17,900,000
02/23/12	0.130%	50,000,000	49,996,028
Ciesco LLC
02/01/12	0.081%	71,800,000	71,800,000
02/13/12	0.100%	50,000,000	49,998,167
FCAR Owner Trust Series I
03/01/12	0.240%	35,000,000	34,993,233
03/06/12	0.240%	30,000,000	29,993,200
Fairway Finance Co. LLC(a)
02/09/12	0.120%	30,009,000	30,008,133
02/21/12	0.130%	46,466,000	46,462,644
03/27/12	0.150%	36,988,000	36,979,523
04/11/12	0.210%	40,000,000	39,983,667
Jupiter Securitization Co. LLC(a)
02/15/12	0.170%	48,000,000	47,996,640
02/22/12	0.160%	35,000,000	34,996,529
Liberty Street Funding LLC(b)
02/01/12	0.081%	15,100,000	15,100,000
Market Street Funding LLC(a)
03/05/12	0.220%	35,924,000	35,916,755
04/16/12	0.200%	50,000,000	49,979,167
Market Street Funding LLC(b)
02/02/12	0.120%	50,044,000	50,043,680
Metlife Short Term Funding LLC(a)
02/21/12	0.210%	50,000,000	49,993,889
03/20/12	0.180%	50,000,000	49,988,000
04/05/12	0.170%	40,000,000	39,987,911
04/24/12	0.250%	25,000,000	24,985,590
Old Line Funding LLC(a)
04/24/12	0.210%	50,000,000	49,975,792
Old Line Funding LLC(b)
02/02/12	0.040%	52,827,000	52,826,883

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Asset-Backed Commercial Paper (continued)

Thunder Bay Funding LLC(a)(b)
02/13/12	0.090%	$19,340,000	$19,339,355
03/02/12	0.220%	50,068,000	50,058,821
Total Asset-Backed Commercial Paper (Cost: $1,228,978,883)			$1,228,978,883

Commercial Paper 22.8%
Banking 10.0%
ANZ National International Ltd.(a)
04/19/12	0.260%	$50,000,000	$49,971,833
05/24/12	0.290%	50,000,000	49,954,486
Bank Of Nova Scotia Trust Co.
02/01/12	0.051%	94,900,000	94,900,000
02/03/12	0.180%	30,000,000	29,999,567
State Street Corp.
02/01/12	0.200%	50,000,000	50,000,000
02/07/12	0.170%	50,000,000	49,998,333
04/12/12	0.180%	50,000,000	49,982,250
Westpac Banking Corp.(a)
02/10/12	0.230%	50,000,000	49,996,813
02/15/12	0.240%	29,100,000	29,097,171
03/01/12	0.320%	50,000,000	49,986,708

Total			503,887,161
Life Insurance 3.1%
New York Life Capital Corp.(a)
02/13/12	0.150%	95,000,000	94,994,933
02/15/12	0.150%	25,000,000	24,998,445
03/22/12	0.120%	34,000,000	33,994,333

Total			153,987,711
Non-Captive Diversified 2.8%
General Electric Capital Corp.
02/29/12	0.180%	50,000,000	49,993,000
03/21/12	0.120%	50,000,000	49,991,833
03/22/12	0.120%	40,000,000	39,993,333

Total			139,978,166
Pharmaceuticals 6.9%
Pfizer, Inc.(a)
02/15/12	0.040%	50,000,000	49,999,222

The accompanying Notes to Financial Statements are an integral part of this statement.

6	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Commercial Paper (continued)

Pharmaceuticals (cont.)
Roche Holdings, Inc.(a)
03/19/12	0.050%	$25,000,000	$24,998,368
04/02/12	0.070%	25,000,000	24,997,035
04/03/12	0.070%	50,000,000	49,993,972
04/17/12	0.090%	18,400,000	18,396,504
05/14/12	0.080%	25,000,000	24,994,278
Sanofi Aventis(a)
02/10/12	0.050%	53,350,000	53,349,333
02/27/12	0.060%	100,000,000	99,995,667

Total			346,724,379
Total Commercial Paper (Cost: $1,144,577,417)			$1,144,577,417

Certificates of Deposit 13.0%
Bank of Montreal
02/01/12	0.060%	$91,300,000	$91,300,000
Canadian Imperial Bank Of Commerce
02/01/12	0.030%	50,000,000	50,000,000
Citibank
02/01/12	0.120%	165,000,000	165,000,000
Royal Bank Of Canada
02/01/12	0.070%	155,000,000	155,000,000
Toronto Dominion Bank
02/16/12	0.210%	50,000,000	50,000,000
03/12/12	0.100%	50,000,000	50,000,000
04/23/12	0.150%	50,000,000	50,000,000
Westpac Banking Corp.(c)
07/03/12	0.558%	38,000,000	38,000,000
Total Certificates of Deposit (Cost: $649,300,000)			$649,300,000

U.S. Government & Agency Obligations 20.4%
Federal Home Loan Banks(c)
09/05/12	0.190%	$50,000,000	$50,000,000
Federal Home Loan Banks(d)
02/03/12	0.010%	100,000,000	99,999,944
02/08/12	0.010%	40,000,000	39,999,922
02/22/12	0.010%	135,000,000	134,999,213
03/23/12	0.020%	200,000,000	199,994,333
09/19/12	0.350%	30,000,000	30,000,000
12/10/12	0.300%	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.
05/22/12	0.040%	25,000,000	24,996,917

Issuer	Effective Yield	Par/ Principal/ Shares	Value
U.S. Government & Agency Obligations (continued)

Federal Home Loan Mortgage Corp.(d)
03/07/12	0.020%	$70,000,000	$69,998,639
03/26/12	0.020%	200,000,000	199,994,000
05/09/12	0.040%	125,000,000	124,986,389
Total U.S. Government & Agency Obligations
(Cost: $1,024,969,357)			$1,024,969,357

U.S. Government-Insured Debt 3.4%
Straight-A Funding LLC(a)(e) U.S. Treasury Government Guaranty
02/17/12	0.100%	$23,565,000	$23,563,953
02/17/12	0.100%	50,000,000	49,997,778
03/16/12	0.130%	50,000,000	49,992,055
Straight-A Funding LLC(e) U.S. Treasury Government Guaranty
02/08/12	0.130%	44,000,000	43,998,717
Total U.S. Government-Insured Debt (Cost: $167,552,503 )			$167,552,503

Repurchase Agreements 1.0%
Tri-Party RBC Capital Markets LLC dated 01/31/12, matures 02/01/12, repurchase price $50,000,181 (collateralized by U.S. Treasury Bond) Total Market Value $50,000,080
	0.130%	$50,000,000	$50,000,000
Total Repurchase Agreements (Cost: $50,000,000)			$50,000,000

Treasury Note Short-Term 12.0%
U.S. Treasury Bills
02/23/12	0.010%	$100,000,000	$99,999,083
03/29/12	0.030%	100,000,000	99,995,250
U.S. Treasury Bills(d)
02/16/12	0.030%	50,000,000	49,999,427
03/01/12	0.020%	200,000,000	199,996,617
03/08/12	0.030%	150,000,000	149,995,350
Total Treasury Note Short-Term (Cost: $599,985,727)			$599,985,727

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities - Non-Agency 3.4%

ABS Other 0.5%
CNH Equipment Trust Series 2011-C Class A1
01/04/13	0.548%	$12,894,077	$12,894,077
GE Equipment Small Ticket LLC Series 2011-2A Class A1(b)
11/21/12	0.507%	11,504,425	11,504,425

Total			24,398,502
Car Loan 2.9%
AmeriCredit Automobile Receivables Trust Series 2011-5 Class A1
11/08/12	0.433%	11,261,850	11,261,850
AmeriCredit Automobile Receivables Trust(f) Series 2011-4 Class A1
10/09/12	0.339%	8,884,463	8,884,463
AmeriCredit Automobile Receivables Trust(f)(g) Series 2012-1 Class A1
02/08/13	0.600%	16,400,000	16,400,000
Enterprise Fleet Financing LLC(b) Series 2011-3 Class A1
11/20/12	0.589%	21,113,781	21,113,781
Enterprise Fleet Financing LLC(b)(f) Series 2011-2 Class A1
07/20/12	0.384%	6,141,309	6,141,309
Ford Credit Auto Owner Trust Series 2012-A Class A1(b)(f)
02/15/13	0.449%	23,000,000	23,000,000
SMART Trust(b)
Series 2011-2USA Class A1
07/14/12	0.365%	3,507,070	3,507,070
SMART Trust(b)(f) Series 2011-4USA Class A1
11/14/12	0.543%	11,197,299	11,197,299
Volkswagen Auto Lease Trust Series 2011-A Class A1
11/20/12	0.461%	26,129,763	26,129,763
Volkswagen Auto Loan Enhanced Trust Series 2012-1 Class A1
01/22/13	0.439%	17,700,000	17,700,000

Total			145,335,535
Total Asset-Backed Securities - Non-Agency
(Cost: $169,734,037)			$169,734,037

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 23.6%

Asset-Backed Commercial Paper 6.8%
Alpine Securitization
02/09/12	0.240%	$9,998,000	$9,998,000
Amsterdam Funding Corp.
02/13/12	0.280%	14,995,917	14,995,917
Antalis US Funding Corp.
02/01/12	0.520%	9,998,989	9,998,989
Argento Variable Funding Company LLC
02/17/12	0.270%	19,994,750	19,994,750
02/21/12	0.260%	14,998,375	14,998,375
Atlantis One
04/11/12	0.511%	9,987,108	9,987,108
Cancara Asset Securitisation LLC
02/14/12	0.270%	14,996,175	14,996,175
02/16/12	0.270%	4,998,725	4,998,725
02/09/12	0.300%	19,994,833	19,994,833
Gemini Securitization Corporation (FKA Twin Towers)
02/08/12	0.370%	29,990,750	29,990,750
Grampian Funding LLC
02/02/12	0.300%	9,997,500	9,997,500
KELLS FUNDING, LLC
03/13/12	0.460%	14,989,267	14,989,267
02/28/12	0.350%	4,998,007	4,998,007
LMA Americas LLC
02/07/12	0.410%	19,998,405	19,998,405
Regency Markets No. 1 LLC
02/15/12	0.220%	14,997,433	14,997,433
02/17/12	0.220%	3,999,267	3,999,267
02/06/12	0.240%	18,378,956	18,378,956
Rheingold Securitization
02/21/12	0.650%	4,997,382	4,997,382
Royal Park Investments Funding Corp.
02/07/12	1.000%	14,994,167	14,994,167
02/07/12	1.000%	24,990,972	24,990,972
Versailles Commercial Paper LLC
02/01/12	0.700%	34,995,236	34,995,236
Windmill Funding Corp.
02/13/12	0.280%	24,993,194	24,993,194

Total			342,283,408
Certificates of Deposit 8.5%
ABM AMRO Bank N.V.
02/21/12	0.390%	14,994,802	14,994,802
Australia and New Zealand Bank Group, Ltd.
02/16/12	0.280%	25,000,000	25,000,000
Bank of Nova Scotia
07/26/12	0.355%	22,000,000	22,000,000
05/03/12	0.425%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Credit Suisse
02/24/12	0.500%	$10,000,000	$10,000,000
DZ Bank AG
02/10/12	0.300%	35,000,000	35,000,000
Deutsche Bank AG
02/29/12	0.360%	5,000,000	5,000,000
DnB NOR ASA
03/01/12	0.450%	3,000,000	3,000,000
03/15/12	0.520%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
02/09/12	0.370%	25,000,000	25,000,000
Hong Kong Shanghai Bank Corp., Ltd.
02/10/12	0.290%	30,000,000	30,000,000
National Australia Bank
04/30/12	0.420%	15,000,000	15,000,000
National Bank of Canada
05/08/12	0.445%	15,000,000	15,000,000
Natixis
02/01/12	0.270%	40,000,000	40,000,000
Rabobank
03/16/12	0.530%	14,979,931	14,979,931
Skandinaviska Enskilda Banken
03/19/12	0.410%	8,000,000	8,000,000
Standard Chartered Bank PLC
04/20/12	0.560%	9,985,864	9,985,864
04/03/12	0.570%	28,000,000	28,000,000
State Development Bank of NorthRhine-Westphalia
02/13/12	0.300%	10,000,000	10,000,000
Svenska Handelsbanken
02/28/12	0.490%	20,000,000	20,000,000
03/01/12	0.460%	10,000,000	10,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	15,000,192	15,000,192
Union Bank of Switzerland
02/21/12	0.510%	15,000,000	15,000,000
03/02/12	0.530%	15,000,000	15,000,000
04/13/12	0.580%	10,000,000	10,000,000
Westpac Banking Corp.
05/11/12	0.466%	10,000,000	10,000,000

Total			425,960,789
Commercial Paper 3.2%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
DnB NOR
04/10/12	0.521%	14,979,417	14,979,417

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (cont.)
ERSTE ABWICKLUNGSANSTALT
03/06/12	0.550%	$4,995,875	$4,995,875
Foreningsparbanken (Swedbank)
03/20/12	0.440%	14,989,000	14,989,000
HSBC Bank PLC
04/13/12	0.481%	12,968,280	12,968,280
Nordea Bank AB
07/24/12	0.627%	14,952,604	14,952,604
PB Capital Corp.
02/24/12	0.690%	4,997,221	4,997,221
Skandinaviska Enskilda Banken AB
03/27/12	0.400%	24,983,056	24,983,056
Suncorp Metway Ltd.
03/19/12	0.480%	14,987,800	14,987,800
02/01/12	0.500%	8,991,875	8,991,875
Swedish National Housing Finance Corp. (SBAB)
02/06/12	0.550%	14,992,437	14,992,437
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756

Total			163,760,339
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	15,000,000	15,000,000
Repurchase Agreements 4.8%
Citibank NA dated 01/31/12, matured 02/01/12, repurchase price $5,000,031(h)
0.220%		5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 01/31/12, matures 02/01/12, repurchase price $10,000,031(h)
0.110%		10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 01/31/12, matures 02/01/12, repurchase price $25,000,201(h)
0.290%		25,000,000	25,000,000
Natixis Financial Products, Inc.(h) dated 01/31/12, matures 02/01/12, repurchase price $10,000,031
0.110%		10,000,000	10,000,000
repurchase price $10,000,031
0.110%		10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Nomura Securities dated 01/31/12, matures 02/01/12, repurchase price $40,000,289(h)
	0.260%	$40,000,000	$40,000,000
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $101,000,561(h)
	0.200%	101,000,000	101,000,000
RBS Securities, Inc. dated 01/31/12, matures 02/01/12, repurchase price $30,000,200(h)
	0.240%	30,000,000	30,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Societe Generale dated 01/31/12, matures 02/01/12, repurchase price $8,394,099(h)
	0.150%	$8,394,064	$8,394,064

Total			239,394,064
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $1,186,398,600)			$1,186,398,600
Total Investments
(Cost: $6,221,496,524)			$6,221,496,524
Other Assets & Liabilities, Net			(1,203,092,464)
Net Assets			$5,018,404,060

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $1,609,910,067 or 32.08% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $263,832,623 or 5.26% of net assets.

(c)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on January 31, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d)	At January 31, 2012, security was partially or fully on loan.

(e)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(f)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.220%)

Security Description	Value
Fannie Mae REMICS	$2,747,557
Fannie Mae-Aces	591,700
Freddie Mac REMICS	516,101
Government National Mortgage Association	1,244,642
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.110%)

Security Description	Value
Fannie Mae REMICS	$6,372,368
Fannie Mae-Aces	239,238
Freddie Mac REMICS	2,683,285
Ginnie Mae II Pool	267,418
Government National Mortgage Association	637,691
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.290%)

Security Description	Value
Fannie Mae Pool	$2,413,878
Freddie Mac Gold Pool	941,438
Freddie Mac Non Gold Pool	94,694
Ginnie Mae I Pool	1,191,301
United States Treasury Note/Bond	20,858,691
Total Market Value of Collateral Securities	$25,500,002

Natixis Financial Products, Inc. (0.110%)

Security Description	Value
Fannie Mae Pool	$916,523
Fannie Mae REMICS	3,946,331
Freddie Mac Gold Pool	929,580
Freddie Mac REMICS	3,164,469
Government National Mortgage Association	1,243,128
Total Market Value of Collateral Securities	$10,200,031

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.110%)

Security Description	Value
Cash Collateral in lieu of securities	$275,733
Federal Home Loan Mortgage Corp	8,355,352
United States Treasury Note/Bond	1,563,431
Total Market Value of Collateral Securities	$10,194,516

Nomura Securities (0.260%)

Security Description	Value
Ginnie Mae I Pool	$63,111
Ginnie Mae II Pool	40,736,889
Total Market Value of Collateral Securities	$40,800,000

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$25,575,596
Fannie Mae REMICS	8,316,002
Federal Farm Credit Bank	2,111,683
Federal Home Loan Banks	654,065
Federal Home Loan Mortgage Corp	558,775
Federal National Mortgage Association	1,249,754
Freddie Mac Gold Pool	14,352,087
Freddie Mac Non Gold Pool	5,908,963
Freddie Mac REMICS	9,179,187
Ginnie Mae I Pool	13,171,488
Ginnie Mae II Pool	14,229,818
Government National Mortgage Association	3,663,295
United States Treasury Bill	64,633
United States Treasury Note/Bond	3,908,080
United States Treasury Strip Coupon	76,577
Total Market Value of Collateral Securities	$103,020,003

RBS Securities, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$30,600,237
Total Market Value of Collateral Securities	$30,600,237

Societe Generale (0.150%)

Security Description	Value
United States Treasury Note/Bond	$8,561,946
Total Market Value of Collateral Securities	$8,561,946

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of January 31, 2012:

	Fair Value at January 31, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Short-Term Securities
Asset-Backed Commercial Paper	$—	$1,228,978,883	$—	$1,228,978,883
Commercial Paper	—	1,144,577,417	—	1,144,577,417
Certificates of Deposit	—	649,300,000	—	649,300,000
Repurchase Agreements	—	50,000,000	—	50,000,000
U.S. Government & Agency Obligations	—	1,024,969,357	—	1,024,969,357
U.S. Government-Insured Debt	—	167,552,503	—	167,552,503
Treasury Note Short-Term	—	599,985,727	—	599,985,727
Total Short-Term Securities	—	865,363,887	—	865,363,887
Bonds
Asset-Backed Securities — Non-Agency	—	169,734,037	—	169,734,037
Total Bonds	—	169,734,037	—	169,734,037
Other
Investments of Cash Collateral Received for Securities on Loan	—	1,186,398,600	—	1,186,398,600
Total Other	—	1,186,398,600	—	1,186,398,600
Total	$—	$6,221,496,524	$—	$6,221,496,524

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

The accompanying Notes to Financial Statements are an integral part of this statement.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Form N-Qs are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	15

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investments, at value*
Securities (identified cost $4,985,097,924)	$4,985,097,924
Repurchase agreements (identified cost $50,000,000)	50,000,000
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $947,004,536)	947,004,536
Repurchase agreements (identified cost $239,394,064)	239,394,064
Total investments (identified cost $6,221,496,524)	6,221,496,524
Cash	38,288
Receivable for:
Interest	232,787
Prepaid expense	41,214
Total assets	6,221,808,813
Liabilities
Due upon return of securities on loan	1,186,398,600
Payable for:
Investments purchased on a delayed delivery basis	16,400,000
Dividend distributions to shareholders	548,413
Other expenses	57,740
Total liabilities	1,203,404,753
Net assets applicable to outstanding capital stock	$5,018,404,060
Represented by
Paid-in capital	$5,018,484,638
Accumulated net realized loss	(80,578)
Total — representing net assets applicable to outstanding capital stock	$5,018,404,060
Shares outstanding	5,018,484,627
Net asset value per share of outstanding capital stock	$1.00
*Value of securities on loan	$1,168,744,175

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Net investment income
Income:
Interest	$2,889,116
Income from securities lending — net	665,319
Total income	3,554,435
Expenses:
Custodian fees	36,521
Shareholder reports and communication	17,400
Professional fees	15,810
Line of credit interest expense	13,633
Fidelity and surety fees	59,741
Other	10,080
Total expenses	153,185
Net investment income	3,401,250
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(71,793)
Net realized loss	(71,793)
Net increase in net assets resulting from operations	$3,329,457

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	17

Statement of Changes in Net Assets

	Six months ended January 31, 2012	Year ended July 31, 2011
	(Unaudited)
Operations
Net investment income	$3,401,250	$7,532,246
Net realized gain (loss)	(71,793)	8,528
Net increase in net assets resulting from operations	3,329,457	7,540,774
Distributions to shareholders from:
Net investment income	(3,402,491)	(7,533,616)
Total distributions to shareholders	(3,402,491)	(7,533,616)
Increase (decrease) in net assets from share transactions	204,465,080	1,831,339,118
Total increase in net assets	204,392,046	1,831,346,276
Net assets at beginning of period	4,814,012,014	2,982,665,738
Net assets at end of period	$5,018,404,060	$4,814,012,014
Undistributed net investment income	$—	$1,241

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	8,552,067,872	8,552,067,871	13,633,182,202	13,633,182,214
Distributions reinvested	3,411,738	3,411,738	7,751,468	7,751,468
Redemptions	(8,351,014,529)	(8,351,014,529)	(11,809,594,564)	(11,809,594,564)
Total increase	204,465,081	204,465,080	1,831,339,106	1,831,339,118
Total net increase	204,465,081	204,465,080	1,831,339,106	1,831,339,118

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns are not annualized for periods of less than one year.

Six months ended Jan. 31, 2012			Year ended July 31,
			2011		2010		2009	2008	2007(a)
(Unaudited)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment Operation:
Net investment income	0.00	(b)	0.00	(b)	0.00	(b)	0.01	0.04	0.04
Net realized and unrealized gain (loss)	(0.00	)(b)	—		0.00	(b)	(0.01)	—	—
Increase from payments by affiliate	—		—		—		0.01	—	—
Total from investment operations	0.00	(b)	0.00	(b)	0.00	(b)	0.01	0.04	0.04
Less distribution to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.01)	(0.04)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.02%		0.26%		0.25%		0.92% (c)	4.07%	4.66%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.01%	(e)	0.00%	(d)	0.00%	(d)	0.01%	0.01%	0.01%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)	0.01%	(e)	0.00%	(d)	0.00%	(d)	0.01%	0.01%	0.01%	(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.01%	(e)	0.00%	(d)	0.00%	(d)	0.01%	0.01%	0.01%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)	0.01%	(e)	0.00%	(d)	0.00%	(d)	0.01%	0.01%	0.01%	(e)
Net investment income	0.14%	(e)	0.21%		0.23%		1.02%	3.93%	5.37%	(e)
Supplemental data
Net assets, end of period (in thousands)	$5,018,404		$4,814,012		$2,982,666		$2,990,490	$3,219,921	$3,228,843

Notes to Financial Highlights

(a)	For the period from September 26, 2006 (commencement of operations) to July 31, 2007.
(b)	Rounds to less than $0.01.
(c)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 1.14%.
(d)	Rounds to less than 0.01%.
(e)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	19

Notes to Financial Statements

January 31, 2012 (Unaudited)

Note	1. Organization

Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933, as amended.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

20	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	21

Notes to Financial Statements (continued)

Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management

Under the Investment Management Services Agreement, subject to the policies set by the Board, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), provides investment management services. The Fund does not pay a management fee for managing its assets, but it does pay taxes, brokerage commissions and nonadvisory expenses.

Compensation of Board Members

The Fund does not pay compensation to the Board members. Compensation and certain other core expenses are paid directly by other funds managed by the Investment Manager that invest in the Fund.

22	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2012, the cost of investments for federal income tax purposes was approximately $6,221,497,000.

The following capital loss carryforward, determined as of July 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$8,785

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	23

Notes to Financial Statements (continued)

Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At January 31, 2012, securities valued at $1,168,744,175 were on loan, and by cash collateral of $1,186,398,600 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	6. Shareholder Concentration

At January 31, 2012, the Investment Manager and/or affiliates owned 100% of the outstanding shares of the Fund.

Note	7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other

24	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the six months ended January 31, 2012, the average daily loan balance outstanding on days when borrowing existed was $321,554,000 at a weighted average interest rate of 1.53%.

Note	8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	25

Notes to Financial Statements (continued)

the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial

26	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT	27

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

S-6284 G (3/12)

28	COLUMBIA SHORT-TERM CASH FUND — 2012 SEMIANNUAL REPORT

Semiannual Report

Columbia

Inflation Protected Securities Fund

Semiannual Report for the Period Ended

January 31, 2012

Columbia Inflation Protected Securities Fund seeks to provide shareholders with total return that exceeds the rate of Inflation over the long term.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	14

Statement of Operations	16

Statement of Changes in Net Assets	18

Financial Highlights	21

Notes to Financial Statements	29

Proxy Voting	48

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Inflation Protected Securities Fund (the Fund) Class A shares gained 5.44% (excluding sales charge) for the six months ended January 31, 2012.

>	The Fund underperformed its benchmark, the unmanaged Barclays Capital U.S. Government Inflation-Linked Bond Index, which rose 5.93% during the same time period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)

	6 months*	1 year	5 years	Since inception 3/4/04
Columbia Inflation Protected Securities Fund Class A (excluding sales charge)	+5.44%	+14.89%	+7.39%	+5.40%
Barclays Capital U.S. Government Inflation-Linked Bond Index(1) (unmanaged)	+5.93%	+16.49%	+8.51%	+6.35%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/ expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Barclays Capital U.S. Government Inflation-Linked Bond Index, an unmanaged index, measures the performance of the U.S. government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	6 months*	1 year	5 years	Since inception
Class A (inception 3/4/04)	+5.44%	+14.89%	+7.39%	+5.40%
Class B (inception 3/4/04)	+4.95%	+14.01%	+6.57%	+4.59%
Class C (inception 3/4/04)	+4.98%	+14.07%	+6.58%	+4.59%
Class I (inception 3/4/04)	+5.65%	+15.36%	+7.79%	+5.75%
Class R** (inception 8/3/09)	+5.31%	+14.62%	+7.06%	+5.09%
Class R4 (inception 3/4/04)	+5.40%	+15.03%	+7.50%	+5.52%
Class W** (inception 12/1/06)	+5.43%	+15.00%	+7.32%	+5.35%
Class Z** (inception 9/27/10)	+5.58%	+15.24%	+7.48%	+5.45%

With sales charge
Class A (inception 3/4/04)	+2.28%	+11.45%	+6.75%	+5.00%
Class B (inception 3/4/04)	-0.05%	+9.01%	+6.26%	+4.59%
Class C (inception 3/4/04)	+3.98%	+13.07%	+6.58%	+4.59%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 3.00% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at January 31, 2012)
Asset-Backed Securities — Non-Agency	0.2%
Commercial Mortgage-Backed Securities — Non-Agency	4.2
Corporate Bonds & Notes	4.9
Foreign Government Obligations	1.5
Inflation-Indexed Bonds	85.6
Residential Mortgage-Backed Securities — Non-Agency	2.9
Other(2)	0.7

(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(2)	Includes investments in affiliated money market fund.

QUALITY BREAKDOWN(1) (at January 31, 2012)
AAA rating	90.6%
AA rating	2.0
A rating	2.8
BBB rating	4.4
Non-investment grade	0.2

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash Equivalents).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not Rated.

4	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example (continued)

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,054.40	1,021.09	4.44	4.37	0.85%
Class B	1,000.00	1,000.00	1,049.50	1,017.53	8.07	7.95	1.55%
Class C	1,000.00	1,000.00	1,049.80	1,017.28	8.33	8.20	1.60%
Class I	1,000.00	1,000.00	1,056.50	1,023.28	2.19	2.16	0.42%
Class R	1,000.00	1,000.00	1,053.10	1,019.82	5.74	5.65	1.10%
Class R4	1,000.00	1,000.00	1,054.00	1,021.95	3.55	3.49	0.68%
Class W	1,000.00	1,000.00	1,054.30	1,021.09	4.44	4.37	0.85%
Class Z	1,000.00	1,000.00	1,055.80	1,022.41	3.08	3.03	0.59%

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Inflation Protected Securities Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 5.2%

Banking 0.6%
Bank of Nova Scotia(a)
01/30/17	1.950%	$1,250,000	$1,270,469
Cie de Financement Foncier(a)
09/16/15	2.500%	2,000,000	1,957,277

Total			3,227,746
Electric 0.6%
CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	1,200,000	1,305,668
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	705,000	800,368
Nevada Power Co.
01/15/15	5.875%	1,050,000	1,178,893

Total			3,284,929
Environmental 0.2%
Waste Management, Inc.
03/11/15	6.375%	920,000	1,047,848
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
11/15/14	5.375%	844,000	943,881
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	800,000	964,614
SABMiller Holdings, Inc.(a)
01/15/17	2.450%	475,000	485,227

Total			2,393,722
Gas Pipelines 0.3%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	420,000	483,083
Enterprise Products Operating LLC
06/01/15	3.700%	465,000	492,044
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%	625,000	736,252

Total			1,711,379
Health Care 0.3%
Express Scripts, Inc.
05/15/16	3.125%	1,200,000	1,242,074

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Healthcare Insurance 0.2%
UnitedHealth Group, Inc. Senior Unsecured
08/15/14	5.000%	$950,000	$1,033,704
Independent Energy 0.6%
Canadian Natural Resources Ltd. Senior Unsecured
11/14/14	1.450%	2,400,000	2,441,799
Woodside Finance Ltd.(a)
11/10/14	4.500%	600,000	632,578

Total			3,074,377
Life Insurance 0.2%
Prudential Financial, Inc. Senior Unsecured
05/12/16	3.000%	1,200,000	1,228,030
Media Cable 0.4%
Comcast Corp.
02/15/18	5.875%	850,000	999,783
Time Warner Cable, Inc.
07/01/18	6.750%	820,000	993,259

Total			1,993,042
Media Non-Cable 0.4%
BSKYB Finance UK PLC(a)
10/15/15	5.625%	1,000,000	1,117,328
TCM Sub LLC(a)
01/15/15	3.550%	900,000	954,695

Total			2,072,023
Non-Captive Diversified 0.3%
General Electric Capital Corp. Senior Unsecured
10/17/16	3.350%	1,185,000	1,250,414
Retailers 0.2%
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	950,000	1,121,733
Wireless 0.2%
Rogers Communications, Inc.
08/15/18	6.800%	900,000	1,131,912

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Wirelines 0.2%
AT&T, Inc. Senior Unsecured
05/15/16	2.950%	$1,050,000	$1,112,427

Total Corporate Bonds & Notes (Cost: $26,250,192)			$26,925,360

Residential Mortgage-Backed Securities - Non-Agency 3.1%
Castle Peak Loan Trust(a)(b) CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$383,756	$383,756
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	3,210,755	3,199,517
Credit Suisse Mortgage Capital Certificates CMO Series 2010-17R Class 1A2(a)(b)(c)
06/26/36	2.483%	660,201	393,189
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(b)
04/25/33	5.500%	925,952	953,322
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(b)
06/25/35	5.500%	223,215	223,089
JPMorgan Mortgage Trust CMO Series 2007-A1 Class 1A1(b)(c)
07/25/35	2.810%	2,725,744	2,502,187
JPMorgan Reremic CMO Series 2010-5 Class 1A5(a)(b)(c)
04/26/37	4.500%	1,606,000	1,505,625
Morgan Stanley Reremic Trust(a)(b) CMO Series 2010-R9 Class 3A
11/26/36	3.250%	2,624,792	2,608,602
Morgan Stanley Reremic Trust(a)(b)(c) CMO Series 2010-R1 Class 2B
07/26/35	3.994%	750,000	556,210
PennyMac Loan Trust Series 2011-NPL1 Class A(a)(b)(c)
09/25/51	5.250%	949,445	950,274
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1(b)(c)
02/25/34	6.890%	1,681,757	1,820,069
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(a)(b)(c)
06/27/32	4.000%	716,550	719,208

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities - Non-Agency (continued)

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-AR16 Class 4A6(b)(c)
10/25/35	2.723%	$504,032	$500,544
Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $16,587,336)			$16,315,592

Commercial Mortgage-Backed Securities - Non-Agency 4.4%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(b)(c)
02/13/42	4.933%	$500,000	$546,675
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4(b)(c)
12/10/49	6.007%	1,300,000	1,488,858
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(b)
07/10/39	4.751%	400,000	432,982
Greenwich Capital Commercial Funding Corp.(b) Series 2007-GG9 Class A2
03/10/39	5.381%	189,113	189,846
Series 2007-GG9 Class A4
03/10/39	5.444%	4,700,000	5,155,825
JPMorgan Chase Commercial Mortgage Securities Corp.(b) Series 2007-CB20 Class ASB
02/12/51	5.688%	1,500,000	1,617,212
Series 2011-C5 Class A2
08/15/46	3.149%	1,075,000	1,124,176
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3(b)(c)
09/15/45	5.866%	3,325,000	3,736,763
Morgan Stanley Capital I Series 2007-IQ16 Class A4(b)
12/12/49	5.809%	2,500,000	2,847,392
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(a)(b)(c)
08/15/45	5.984%	5,135,000	5,837,653
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $21,901,305)			$22,977,382

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities - Non-Agency 0.2%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(c)
05/25/36	0.376%	$883,062	$866,148
Total Asset-Backed Securities - Non-Agency
(Cost: $860,158)			$866,148

Inflation-Indexed Bonds 90.5%

U.S. Treasury Inflation-Indexed Bond
07/15/14	2.000%	$9,601,440	$10,458,071
01/15/15	1.625%	62,201,475	67,911,384
04/15/15	0.500%	12,527,040	13,297,253
07/15/15	1.875%	18,609,280	20,803,147
01/15/16	2.000%	11,398,300	12,930,836
01/15/17	2.375%	22,436,200	26,499,261
01/15/18	1.625%	3,239,640	3,757,982
07/15/18	1.375%	7,343,770	8,486,071
01/15/19	2.125%	11,485,330	13,912,502
07/15/19	1.875%	8,158,458	9,814,372
07/15/20	1.250%	34,232,550	39,645,572
01/15/21	1.125%	11,375,980	13,013,055
07/15/21	0.625%	20,476,500	22,519,358
01/15/22	0.125%	12,494,250	13,009,638
01/15/28	1.750%	10,636,818	13,174,699
01/15/29	2.500%	58,137,897	79,771,532
04/15/29	3.875%	14,793,613	23,675,564
02/15/41	2.125%	28,264,522	39,636,582

Issuer	Coupon Rate	Principal Amount	Value
Inflation-Indexed Bonds (continued)
U.S. Treasury Inflation-Indexed Bond(d)
07/15/16	2.500%	$21,284,180	$25,032,196
01/15/27	2.375%	11,223,709	14,906,489
Total Inflation-Indexed Bonds
(Cost: $430,527,815)			$472,255,564

Foreign Government Obligations(e) 1.6%
AUSTRALIA 0.6%
New South Wales Treasury Corp. Government Liquid Guaranteed
03/01/17	5.500%	AUD 2,760,000	$3,107,545
MEXICO 1.0%
Mexican Bonos
12/17/15	8.000%	MXN 6,456,000	5,483,957
Total Foreign Government Obligations
(Cost: $7,605,948)			$8,591,502

		Shares	Value
Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.134%(f)(g)		3,638,726	$3,638,726
Total Money Market Funds
(Cost: $3,638,726)			$3,638,726
Total Investments
(Cost: $507,371,480)			$551,570,274
Other Assets & Liabilities, Net			(29,681,282)
Net Assets			$521,888,992

Investments in Derivatives

At January 31, 2012, $403,405 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 2-year	60	$13,245,000	April 2012	$24,284	$—
U.S. Treasury Note, 5-year	(541)	(67,109,362)	April 2012	—	(601,798)
U.S. Treasury Note, 10-year	116	15,341,000	March 2012	166,232	—
U.S. Treasury Ultra Bond, 30-year	(22)	(3,519,313)	March 2012	—	(34,595)
Total				$190,516	$(636,393)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Forward Foreign Currency Exchange Contracts Open at January 31, 2012
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	February 13, 2012	2,780,000 (AUD	)	2,831,430 (USD	)	$—	$(116,440)
UBS Securities LLC	February 21, 2012	69,102,000 (MXN	)	5,049,839 (USD	)	—	(243,441)

Total						$—	$(359,881)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $22,571,608 or 4.32% of net assets.

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

(d)	At January 31, 2012, security was partially or fully on loan.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(g)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$5,890,446	$100,798,598	$(103,050,318)	$—	$3,638,726	$3,499	$3,638,726

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
MXN	Mexican Peso
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair Value at January 31, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Bonds
Corporate Bonds & Notes	$—	$26,925,360	$—	$26,925,360
Residential Mortgage-Backed Securities — Non-Agency	—	11,226,694	5,088,898	16,315,592
Commercial Mortgage-Backed Securities — Non-Agency	—	22,977,382	—	22,977,382
Asset-Backed Securities — Non-Agency	—	866,148	—	866,148
Inflation-Indexed Bonds	—	472,255,564	—	472,255,564
Foreign Government Obligations	—	8,591,502	—	8,591,502
Total Bonds	—	542,842,650	5,088,898	547,931,548
Other
Money Market Funds	3,638,726	—	—	3,638,726
Total Other	3,638,726	—	—	3,638,726
Investments in Securities	3,638,726	542,842,650	5,088,898	551,570,274
Derivatives(c)
Assets
Futures Contracts	190,516	—	—	190,516
Liabilities
Futures Contracts	(636,393)	—	—	(636,393)
Forward Foreign Currency Exchange Contracts	—	(359,881)	—	(359,881)
Total	$3,192,849	$542,482,769	$5,088,898	$550,764,516

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivatives are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities — Non-Agency
Balance as of July 31, 2011	$2,286,237
Accrued discounts/premiums	—
Realized gain (loss)	3,337
Change in unrealized appreciation (depreciation)*	(32,647)
Sales	(1,153,981)
Purchases	3,985,952
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of January 31, 2012	$5,088,898

*	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2012 was ($32,647).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	13

Statements of Assets and Liabilities

January 31, 2012 (Unaudited) Assets
Investments, at value*
Unaffiliated issuers (identified cost $503,732,754)	$547,931,548
Affiliated issuers (identified cost $3,638,726)	3,638,726
Total investments (identified cost $507,371,480)	551,570,274
Cash	1
Foreign currency (identified cost $188,954)	200,365
Margin deposits on futures contracts	403,405
Receivable for:
Investments sold	7,952
Capital shares sold	688,657
Dividends	301
Interest	1,283,209
Expense reimbursement due from Investment Manager	2,194
Prepaid expense	4,229
Total assets	554,160,587
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	359,881
Payable for:
Investments purchased	30,967,212
Capital shares purchased	728,176
Variation margin on futures contracts	50,300
Investment management fees	6,211
Distribution fees	3,288
Transfer agent fees	63,615
Administration fees	986
Plan administration fees	1
Other expenses	91,925
Total liabilities	32,271,595
Net assets applicable to outstanding capital stock	$521,888,992

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

January 31, 2012 (Unaudited)

Represented by
Paid-in capital	$476,888,393
Excess of distributions over net investment income	(499,054)
Accumulated net realized gain	2,091,083
Unrealized appreciation (depreciation) on:
Investments	44,198,794
Foreign currency translations	15,534
Forward foreign currency exchange contracts	(359,881)
Futures contracts	(445,877)
Total — representing net assets applicable to outstanding capital stock	$521,888,992
*Value of securities on loan	$7,720,653
Net assets applicable to outstanding shares
Class A	$322,121,477
Class B	$10,280,758
Class C	$20,862,096
Class I	$124,580,608
Class R	$3,784,127
Class R4	$84,485
Class W	$37,133,072
Class Z	$3,042,369
Shares outstanding
Class A	29,181,288
Class B	931,719
Class C	1,893,338
Class I	11,282,784
Class R	343,170
Class R4	7,657
Class W	3,358,827
Class Z	275,700
Net asset value per share
Class A(a)	$11.04
Class B	$11.03
Class C	$11.02
Class I	$11.04
Class R	$11.03
Class R4	$11.03
Class W	$11.06
Class Z	$11.04

(a)	The maximum offering price per share for Class A is $11.38. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	15

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Net investment income
Income:
Interest	$3,789,356
Dividends from affiliates	3,499
Income from securities lending — net	1,751
Foreign taxes withheld	(603)
Total income	3,794,003
Expenses:
Investment management fees	1,161,985
Distribution fees
Class A	379,942
Class B	49,503
Class C	96,653
Class R	5,131
Class W	47,705
Transfer agent fees
Class A	406,145
Class B	12,609
Class C	25,959
Class R	2,706
Class R4	18
Class W	61,372
Class Z	3,856
Administration fees	184,341
Plan administration fees
Class R4	100
Compensation of board members	10,612
Custodian fees	9,300
Printing and postage fees	32,550
Registration fees	32,812
Professional fees	31,579
Other	11,989
Total expenses	2,566,867
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(547,595)
Expense reductions	(80)
Total net expenses	2,019,192
Net investment income	1,774,811

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$22,084,932
Foreign currency translations	(185,516)
Forward foreign currency exchange contracts	23,296
Futures contracts	(2,429,324)
Net realized gain	19,493,388
Net change in unrealized appreciation (depreciation) on:
Investments	5,125,450
Foreign currency translations	(13,656)
Forward foreign currency exchange contracts	(281,003)
Futures contracts	948,521
Net change in unrealized appreciation	5,779,312
Net realized and unrealized gain	25,272,700
Net increase in net assets resulting from operations	$27,047,511

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	17

Statements of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011(a)
Operations
Net investment income	$1,774,811	$18,174,900
Net realized gain	19,493,388	24,482,109
Net change in unrealized appreciation	5,779,312	10,164,684
Net increase in net assets resulting from operations	27,047,511	52,821,693
Distributions to shareholders from:
Net investment income
Class A	(3,911,113)	(8,753,904)
Class B	(92,080)	(309,211)
Class C	(185,022)	(437,011)
Class I	(2,310,986)	(7,325,430)
Class R	(23,692)	(55,498)
Class R4	(1,089)	(2,695)
Class W	(515,684)	(1,136,187)
Class Z	(37,952)	(25,561)
Net realized gains
Class A	(11,957,688)	–
Class B	(383,031)	–
Class C	(744,309)	–
Class I	(4,617,542)	–
Class R	(79,105)	–
Class R4	(3,042)	–
Class W	(1,370,277)	–
Class Z	(95,085)	–
Total distributions to shareholders	(26,327,697)	(18,045,497)
Decrease in net assets from share transactions	(27,275,070)	(102,285,053)
Total decrease in net assets	(26,555,256)	(67,508,857)
Net assets at beginning of period	548,444,248	615,953,105
Net assets at end of period	$521,888,992	$548,444,248
Undistributed (excess of distributions over) net investment income	$(499,054)	$4,803,753

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	6,833,195	76,115,819	6,991,974	74,081,739
Distributions reinvested	1,345,423	14,618,218	741,472	7,837,114
Redemptions	(3,758,542)	(41,732,663)	(11,722,071)	(123,241,184)
Net increase (decrease)	4,420,076	49,001,374	(3,988,625)	(41,322,331)
Class B shares
Subscriptions	189,423	2,107,765	495,585	5,332,658
Distributions reinvested	41,583	451,598	27,729	293,524
Redemptions(b)	(101,515)	(1,123,176)	(1,166,963)	(12,490,247)
Net increase (decrease)	129,491	1,436,187	(643,649)	(6,864,065)
Class C shares
Subscriptions	531,926	5,875,337	470,525	4,965,605
Distributions reinvested	68,337	741,437	31,454	332,779
Redemptions	(337,329)	(3,710,243)	(530,419)	(5,603,223)
Net increase (decrease)	262,934	2,906,531	(28,440)	(304,839)
Class I shares
Subscriptions	344,722	3,843,985	3,297,278	34,458,884
Distributions reinvested	636,489	6,927,930	693,179	7,325,038
Redemptions	(8,089,656)	(89,914,142)	(3,368,097)	(35,758,644)
Net increase (decrease)	(7,108,445)	(79,142,227)	622,360	6,025,278
Class R shares
Subscriptions	230,585	2,527,849	131,927	1,380,125
Distributions reinvested	3,398	36,890	1,846	19,509
Redemptions	(68,169)	(745,658)	(98,828)	(1,049,896)
Net increase	165,814	1,819,081	34,945	349,738
Class R4 shares
Subscriptions	526	5,788	1,230	12,876
Distributions reinvested	327	3,549	221	2,335
Redemptions	(52)	(576)	(2,234)	(23,558)
Net increase (decrease)	801	8,761	(783)	(8,347)
Class R5 shares
Redemptions	—	—	(496)	(5,198)
Net decrease	—	—	(496)	(5,198)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (continued)

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares
Subscriptions	627,098	7,005,774	1,673,343	17,860,805
Distributions reinvested	173,120	1,885,667	107,090	1,136,019
Redemptions	(1,246,220)	(13,827,855)	(7,666,226)	(80,539,217)
Net decrease	(446,002)	(4,936,414)	(5,885,793)	(61,542,393)
Class Z shares
Subscriptions	189,058	2,118,785	133,024	1,419,950
Distributions reinvested	2,625	28,485	458	4,878
Redemptions	(45,970)	(515,633)	(3,495)	(37,724)
Net increase	145,713	1,631,637	129,987	1,387,104
Total net decrease	(2,429,618)	(27,275,070)	(9,760,494)	(102,285,053)

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	Includes conversions of Class B shares to Class A shares. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Six months ended Jan. 31, 2012			Year ended July 31,
			2011	2010	2009	2008	2007
(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$11.03		$10.36	$9.75	$10.27	$9.69	$9.71
Income from investment operations:
Net investment income	0.03		0.34	0.25	0.00 (a)	0.59	0.35
Net realized and unrealized gain (loss)	0.56		0.68	0.54	(0.14)	0.49	0.04
Total from investment operations	0.59		1.02	0.79	(0.14)	1.08	0.39
Less distributions to shareholders from:
Net investment income	(0.15)		(0.35)	(0.18)	(0.09)	(0.50)	(0.41)
Net realized gains	(0.43)		—	—	(0.10)	—	—
Tax return of capital	—		—	—	(0.19)	—	—
Total distributions to shareholders	(0.58)		(0.35)	(0.18)	(0.38)	(0.50)	(0.41)
Net asset value, end of period	$11.04		$11.03	$10.36	$9.75	$10.27	$9.69
Total return	5.44%		10.02%	8.13%	(1.24% )	11.24%	4.08%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	(c)	1.10%	0.99%	0.93%	0.93%	0.98%
Net expenses after fees waived or expenses reimbursed(d)	0.85%	(c)(e)	0.85%	0.85%	0.85%	0.84%	0.84%
Net investment income (loss)	0.58%	(c)(e)	3.21%	2.53%	(0.02% )	5.74%	3.65%
Supplemental data
Net assets, end of period (in thousands)	$322,121		$273,195	$297,827	$243,640	$222,999	$65,960
Portfolio turnover	59%		99%	177%	160% (f)	59%	76%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	21

Financial Highlights (continued)

Six months ended Jan. 31, 2012			Year ended July 31,
			2011	2010	2009	2008	2007
(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$11.03		$10.35	$9.74	$10.26	$9.69	$9.70
Income from investment operations:
Net investment income (loss)	(0.01)		0.25	0.19	(0.09)	0.48	0.26
Net realized and unrealized gain (loss)	0.54		0.69	0.53	(0.12)	0.51	0.06
Total from investment operations	0.53		0.94	0.72	(0.21)	0.99	0.32
Less distributions to shareholders from:
Net investment income	(0.10)		(0.26)	(0.11)	(0.07)	(0.42)	(0.33)
Net realized gains	(0.43)		—	—	(0.10)	—	—
Tax return of capital	—		—	—	(0.14)	—	—
Total distributions to shareholders	(0.53)		(0.26)	(0.11)	(0.31)	(0.42)	(0.33)
Net asset value, end of period	$11.03		$11.03	$10.35	$9.74	$10.26	$9.69
Total return	4.95%		9.22%	7.40%	(1.99% )	10.29%	3.40%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.82%	(b)	1.85%	1.74%	1.69%	1.69%	1.74%
Net expenses after fees waived or expenses reimbursed(c)	1.55%	(b)(d)	1.60%	1.61%	1.61%	1.60%	1.60%
Net investment income (loss)	(0.10%	)(b)(d)	2.37%	1.84%	(0.98% )	4.71%	2.68%
Supplemental data
Net assets, end of period (in thousands)	$10,281		$8,846	$14,961	$24,639	$36,024	$16,144
Portfolio turnover	59%		99%	177%	160% (e)	59%	76%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Six months ended Jan. 31, 2012			Year ended July 31,
			2011	2010	2009	2008	2007
(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$11.02		$10.35	$9.74	$10.26	$9.69	$9.70
Income from investment operations:
Net investment income (loss)	(0.01)		0.27	0.17	(0.08)	0.54	0.28
Net realized and unrealized gain (loss)	0.55		0.67	0.55	(0.13)	0.45	0.04
Total from investment operations	0.54		0.94	0.72	(0.21)	0.99	0.32
Less distributions to shareholders from:
Net investment income	(0.11)		(0.27)	(0.11)	(0.07)	(0.42)	(0.33)
Net realized gains	(0.43)		—	—	(0.10)	—	—
Tax return of capital	—		—	—	(0.14)	—	—
Total distributions to shareholders	(0.54)		(0.27)	(0.11)	(0.31)	(0.42)	(0.33)
Net asset value, end of period	$11.02		$11.02	$10.35	$9.74	$10.26	$9.69
Total return	4.98%		9.21%	7.41%	(1.98% )	10.30%	3.40%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.83%	(b)	1.85%	1.74%	1.68%	1.68%	1.74%
Net expenses after fees waived or expenses reimbursed(c)	1.60%	(b)(d)	1.60%	1.60%	1.60%	1.59%	1.60%
Net investment income (loss)	(0.16%	)(b)(d)	2.60%	1.72%	(0.79% )	5.25%	2.87%
Supplemental data
Net assets, end of period (in thousands)	$20,862		$17,963	$17,161	$11,239	$10,683	$1,784
Portfolio turnover	59%		99%	177%	160% (e)	59%	76%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	23

Financial Highlights (continued)

Six months ended Jan. 31, 2012			Year ended July 31,
			2011	2010	2009	2008	2007
(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$11.03		$10.36	$9.75	$10.27	$9.69	$9.71
Income from investment operations:
Net investment income	0.06		0.40	0.30	0.05	0.54	0.46
Net realized and unrealized gain (loss)	0.55		0.66	0.53	(0.16)	0.58	(0.04)
Total from investment operations	0.61		1.06	0.83	(0.11)	1.12	0.42
Less distributions to shareholders from:
Net investment income	(0.17)		(0.39)	(0.22)	(0.10)	(0.54)	(0.44)
Net realized gains	(0.43)		—	—	(0.10)	—	—
Tax return of capital	—		—	—	(0.21)	—	—
Total distributions to shareholders	(0.60)		(0.39)	(0.22)	(0.41)	(0.54)	(0.44)
Net asset value, end of period	$11.04		$11.03	$10.36	$9.75	$10.27	$9.69
Total return	5.65%		10.47%	8.47%	(0.90% )	11.65%	4.44%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.56%	(b)	0.57%	0.55%	0.54%	0.56%	0.58%
Net expenses after fees waived or expenses reimbursed(c)	0.42%	(b)	0.45%	0.49%	0.51%	0.47%	0.49%
Net investment income	1.04%	(b)	3.83%	2.94%	0.48%	5.34%	4.75%
Supplemental data
Net assets, end of period (in thousands)	$124,581		$202,937	$184,100	$186,201	$402,166	$310,160
Portfolio turnover	59%		99%	177%	160% (d)	59%	76%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan. 31, 2012		Year ended July 31,
			2011	2010(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$11.02		$10.35	$9.68
Income from investment operations:
Net investment income	0.02		0.36	0.18
Net realized and unrealized gain	0.55		0.63	0.62
Total from investment operations	0.57		0.99	0.80
Less distributions to shareholders from:
Net investment income	(0.13)		(0.32)	(0.13)
Net realized gains	(0.43)		—	—
Total distributions to shareholders	(0.56)		(0.32)	(0.13)
Net asset value, end of period	$11.03		$11.02	$10.35
Total return	5.31%		9.73%	8.34%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.33%	(c)	1.36%	1.36%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.10%	(c)(e)	1.12%	1.29%	(c)
Net investment income	0.32%	(c)(e)	3.39%	1.84%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,784		$1,955	$1,474
Portfolio turnover	59%		99%	177%

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to July 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	25

Financial Highlights (continued)

Six months ended Jan. 31, 2012			Year ended July 31,
			2011	2010	2009	2008	2007
(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$11.03		$10.35	$9.74	$10.26	$9.66	$9.70
Income from investment operations:
Net investment income (loss)	0.04		0.36	0.26	(0.02)	0.63	0.33
Net realized and unrealized gain (loss)	0.54		0.68	0.54	(0.10)	0.49	0.04
Total from investment operations	0.58		1.04	0.80	(0.12)	1.12	0.37
Less distributions to shareholders from:
Net investment income	(0.15)		(0.36)	(0.19)	(0.09)	(0.52)	(0.41)
Net realized gains	(0.43)		—	—	(0.10)	—	—
Tax return of capital	—		—	—	(0.21)	—	—
Total distributions to shareholders	(0.58)		(0.36)	(0.19)	(0.40)	(0.52)	(0.41)
Net asset value, end of period	$11.03		$11.03	$10.35	$9.74	$10.26	$9.66
Total return	5.40%		10.24%	8.19%	(1.07% )	11.71%	3.92%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.86%	(b)	0.88%	0.86%	0.85%	0.85%	0.77%
Net expenses after fees waived or expenses reimbursed(c)	0.68%	(b)	0.75%	0.79%	0.69%	0.51%	0.69%
Net investment income (loss)	0.77%	(b)	3.42%	2.57%	(0.20% )	6.11%	3.17%
Supplemental data
Net assets, end of period (in thousands)	$84		$76	$79	$81	$43	$10
Portfolio turnover	59%		99%	177%	160% (d)	59%	76%
Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Six months ended Jan. 31, 2012			Year ended July 31,
			2011	2010	2009	2008	2007(a)
(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$11.05		$10.35	$9.75	$10.27	$9.69	$9.82
Income from investment operations:
Net investment income (loss)	0.03		0.30	0.26	(0.03)	0.75	0.33
Net realized and unrealized gain (loss)	0.56		0.73	0.51	(0.12)	0.32	(0.25)
Total from investment operations	0.59		1.03	0.77	(0.15)	1.07	0.08
Less distributions to shareholders from:
Net investment income	(0.15)		(0.33)	(0.17)	(0.09)	(0.49)	(0.21)
Net realized gains	(0.43)		—	—	(0.10)	—	—
Tax return of capital	—		—	—	(0.18)	—	—
Total distributions to shareholders	(0.58)		(0.33)	(0.17)	(0.37)	(0.49)	(0.21)
Net asset value, end of period	$11.06		$11.05	$10.35	$9.75	$10.27	$9.69
Total return	5.43%		10.14%	7.93%	(1.35% )	11.14%	0.95%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13%	(c)	1.07%	1.01%	0.99%	1.00%	1.06%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.85%	(c)(e)	0.86%	0.94%	0.96%	0.92%	0.93%	(c)
Net investment income (loss)	0.57%	(c)(e)	2.87%	2.55%	(0.28% )	7.28%	5.19%	(c)
Supplemental data
Net assets, end of period (in thousands)	$37,133		$42,040	$100,345	$189,822	$253,836	$5
Portfolio turnover	59%		99%	177%	160% (f)	59%	76%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to July 31, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	27

Financial Highlights (continued)

	Six months ended Jan. 31, 2012		Year ended July 31, 2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$11.03		$10.59
Income from investment operations:
Net investment income	0.05		0.60
Net realized and unrealized gain	0.55		0.17
Total from investment operations	0.60		0.77
Less distributions to shareholders from:
Net investment income	(0.16)		(0.33)
Net realized gains	(0.43)		—
Total distributions to shareholders	(0.59)		(0.33)
Net asset value, end of period	$11.04		$11.03
Total return	5.58%		7.45%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86%	(c)	0.85%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.59%	(c)(e)	0.60%	(c)
Net investment income	0.89%	(c)(e)	6.88%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,042		$1,434
Portfolio turnover	59%		99%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Notes to Financial Statements

January 31, 2012 (Unaudited)

Note	1. Organization

Columbia Inflation Protected Securities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed

30	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

32	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts for the settlement of purchases and sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to produce incremental earnings and to protect gains. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the

34	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at January 31, 2012

	Asset derivatives			Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—		Unrealized depreciation on forward foreign currency exchange contracts	$359,881
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	190,516	*	Net assets — unrealized depreciation on futures contracts	636,393	*
Total		$190,516			$996,274

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations

for the Period Ended January 31, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Contracts Written and Purchased	Total
Foreign exchange contracts	$23,296	$—	$—	$23,296
Interest rate contracts	—	(2,429,324)	(15,441)	$(2,444,765)
Total	$23,296	$(2,429,324)	$(15,441)	$(2,421,469)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Contracts Written and Purchased	Total
Foreign exchange contracts	$(281,003)	$—	$—	$(281,003)
Interest rate contracts	—	948,521	—	$948,521
Total	$(281,003)	$948,521	$—	$667,518

Volume of Derivative Instruments for the Period Ended January 31, 2012

Contracts Opened
Forward Foreign Currency Exchange Contracts	17
Futures Contracts	2,711
Options Contracts	108

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

36	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information

38	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.44% to 0.25% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended January 31, 2012 was 0.44% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2012 was 0.07% of the Fund's average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2012, other expenses paid to this company were $1,663.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.26
Class C	0.27
Class R	0.26
Class R4	0.04
Class W	0.32
Class Z	0.30

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to

40	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2012, these minimum account balance fees reduced total expenses by $80.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,004,000 and $186,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $127,916 for Class A, $838 for Class B and $382 for Class C shares for the six months ended January 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.40
Class R	1.10
Class R4	0.70
Class W	0.85
Class Z	0.60

Prior to October 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.44
Class R	1.10
Class R4	0.74
Class W	0.85
Class Z	0.60

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

42	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

At January 31, 2012, the cost of investments for federal income tax purposes was approximately $507,371,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$44,549,000
Unrealized depreciation	(350,000)
Net unrealized appreciation	$44,199,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $312,905,936 and $349,208,883, respectively, for the six months ended January 31, 2012, of which $285,666,773 and $324,311,225, respectively, were U.S. government securities.

Note	6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2012, securities valued at $7,720,653 were on loan, secured by U.S. government securities valued at $7,738,499

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	8. Shareholder Concentration

At January 31, 2012, affiliated shareholder accounts owned 23.9% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note	9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus

44	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended January 31, 2012.

Note	10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Inflation Protected Securities Risk

Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Note	11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered

46	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT	47

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

48	COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2012 SEMIANNUAL REPORT

Columbia Inflation Protected Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6291 J (3/12)

Semiannual Report

Columbia

Floating Rate Fund

Semiannual Report for the Period Ended

January 31, 2012

Columbia Floating Rate Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	24

Statement of Operations	26

Statement of Changes in Net Assets	27

Financial Highlights	29

Notes to Financial Statements	38

Proxy Voting	54

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Floating Rate Fund (the Fund) Class A shares gained 0.89% (excluding sales charge) for the six months ended January 31, 2012.

>	The Fund outperformed its benchmark, the unmanaged Credit Suisse Leveraged Loan Index, which rose 0.67% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)

	6 months*	1 year	5 years	Since inception 2/16/2006**
Columbia Floating Rate Fund Class A (excluding sales charge)	+0.89%	+2.02%	+2.79%	+3.55%
Credit Suisse Leveraged Loan Index(1) (unmanaged)	+0.67%	+1.85%	+3.56%	+4.14%

*	Not annualized.

**	Fund data is from February 16, 2006. Credit Suisse Leveraged Loan Index is from February 28, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/ expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	6 months*	1 year	5 years	Since inception
Class A (inception 2/16/06)	+0.89%	+2.02%	+2.79%	+3.55%
Class B (inception 2/16/06)	+0.51%	+1.26%	+2.04%	+2.79%
Class C (inception 2/16/06)	+0.50%	+1.25%	+2.02%	+2.77%
Class I (inception 2/16/06)	+1.07%	+2.38%	+3.14%	+3.88%
Class R** (inception 9/27/10)	+0.78%	+1.78%	+2.56%	+3.31%
Class R4 (inception 2/16/06)	+0.92%	+1.90%	+2.97%	+3.71%
Class R5** (inception 8/1/08)	+1.05%	+2.36%	+3.00%	+3.73%
Class W** (inception 12/1/06)	+0.88%	+1.91%	+2.70%	+3.47%
Class Z** (inception 9/27/10)	+1.03%	+2.17%	+2.86%	+3.61%

With sales charge
Class A (inception 2/16/06)	-2.17%	-1.04%	+2.17%	+3.02%
Class B (inception 2/16/06)	-4.41%	-3.61%	+1.71%	+2.66%
Class C (inception 2/16/06)	-0.49%	+0.28%	+2.02%	+2.77%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 3.00% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

ASSET ALLOCATION & PORTFOLIO BREAKDOWN(1) (at January 31, 2012)
Senior Loans	85.8%
Consumer Discretionary	22.0
Consumer Staples	8.3
Energy	0.5
Financials	3.3
Health Care	6.8
Industrials	9.4
Materials	8.6
Telecommunication	24.0
Utilities	2.9
Corporate Bonds & Notes	5.7
Consumer Discretionary	1.0
Consumer Staples	1.6
Energy	0.2
Health Care	0.9
Industrials	0.2
Materials	0.6
Telecommunicatiion	1.2
Stocks	2.8
Consumer Discretionary	0.6
Financials	0.0	*
Industrials	0.0	*
Information Technology	0.0	*
Materials	2.1
Telecommunication Services	0.1
Warrants	0.0	*
Media	0.0	*
Other(2)	5.7

* Rounds	to less than 0.1%.

(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(2)	Includes investments in affiliated money market fund.

QUALITY BREAKDOWN(1) (at January 31, 2012)
BBB rating	1.6%
BB rating	35.4
B rating	52.1
CCC rating	8.2
C rating	0.7
Not rated	2.0

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments in affiliated money market fund).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the Moody's rating, when available. If Moody's doesn't rate a bond, then the S&P rating is used. If neither Moody's nor S&P rates a bond, then it is designated as Not rated.

4	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example (continued)

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,008.90	1,019.87	5.56	5.59	1.09
Class B	1,000.00	1,000.00	1,005.10	1,016.06	9.37	9.43	1.84
Class C	1,000.00	1,000.00	1,005.00	1,016.06	9.37	9.43	1.84
Class I	1,000.00	1,000.00	1,010.70	1,021.70	3.73	3.75	0.73
Class R	1,000.00	1,000.00	1,007.80	1,018.60	6.84	6.87	1.34
Class R4	1,000.00	1,000.00	1,009.20	1,020.18	5.26	5.29	1.03
Class R5	1,000.00	1,000.00	1,010.50	1,021.34	4.09	4.11	0.80
Class W	1,000.00	1,000.00	1,008.80	1,019.87	5.56	5.59	1.09
Class Z	1,000.00	1,000.00	1,010.30	1,021.19	4.24	4.26	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Floating Rate Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 83.9%

Aerospace & Defense 0.3%
Spirit Aerosystems, Inc. Tranche B2 Term Loan(a)(b)
09/30/16	3.540%	$956,817	$955,621
TASC, Inc. Tranche B Term Loan(a)(b)
12/18/15	4.500%	695,266	691,046

Total			1,646,667
Airlines 1.1%
Delta Air Lines, Inc. Term Loan(a)(b)
04/20/17	5.500%	1,994,988	1,942,120
U.S. Airways Group, Inc. Term Loan(a)(b)
03/21/14	2.770%	2,523,500	2,286,089
United Air Lines, Inc. Tranche B Term Loan(a)(b)
02/01/14	2.313%	770,721	751,839

Total			4,980,048
Automotive 2.0%
Allison Transmission, Inc. Term Loan(a)(b)
08/07/14	2.790%	997,454	987,639
Chrysler Group LLC Tranche B Term Loan(a)(b)
05/24/17	6.000%	2,263,625	2,214,436
Federal-Mogul Corp.(a)(b)(c) Tranche B Term Loan
TBD	TBD	976,689	931,722
Tranche C Term Loan
TBD	TBD	498,311	475,369
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b)
04/30/14	1.780%	2,000,000	1,960,840
Rally Parts LLC Tranche B Term Loan(a)(b)
11/29/13	7.750%	1,183,205	1,094,465
Tenneco, Inc. Tranche B Term Loan(a)(b)
06/03/16	4.770%	443,250	443,250

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Automotive (cont.)
Veyance Technologies, Inc. Term Loan(a)(b)
07/31/14	2.780%	$1,005,375	$947,445
Veyance Technoloiges, Inc. Delayed Draw Term Loan(a)(b)
07/31/14	2.780%	144,000	135,703

Total			9,190,869
Brokerage 0.2%
Nuveen Investments, Inc.(a)(b) 1st Lien Term Loan
11/13/14	3.318%	461,160	452,628
05/13/17	5.815%	538,840	534,395
Tranche B Term Loan
05/13/17	7.250%	100,000	99,938

Total			1,086,961
Building Materials 1.0%
Armstrong World Industries, Inc. Tranche B1 Term Loan(a)(b)
03/10/18	4.000%	1,513,563	1,505,753
Custom Building Products, Inc. Term Loan(a)(b)
03/19/15	5.750%	535,932	534,592
Goodman Global, Inc.(a)(b) 1st Lien Term Loan
10/28/16	5.750%	475,867	476,857
2nd Lien Term Loan
10/30/17	9.000%	540,909	541,450
Potters Holdings II LP(a)(b) Tranche B 1st Lien Term Loan
05/06/17	6.000%	995,000	988,363
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	775,000	775,000

Total			4,822,015
Chemicals 4.3%
Arizona Chemical Tranche B Term Loan(a)(b)
12/22/17	7.250%	675,000	677,281
Ashland, Inc. Tranche B Term Loan(a)(b)
08/23/18	3.750%	2,816,424	2,824,085

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Chemicals (cont.)
Celanese U.S. Holdings LLC Term Loan(a)(b)
04/02/14	1.795%	$1,173,937	$1,151,926
Cristal Inorganic Chemicals U.S., Inc.(a)(b) 1st Lien Term Loan
05/15/14	2.829%	656,620	652,023
2nd Lien Term Loan
11/15/14	6.329%	1,100,000	1,095,875
Huntsman International LLC(a)(b) Tranche B Term Loan
04/19/14	1.925%	101,089	100,135
04/19/17	2.904%	275,625	270,923
Tranche C Term Loan
06/30/16	2.591%	1,559,422	1,531,259
Momentive Specialty Chemicals, Inc.(a)(b) Tranche C1B Term Loan
05/05/15	4.063%	1,734,255	1,703,039
Tranche C2B Term Loan
05/05/15	4.375%	773,345	759,424
Nexeo Solutions LLC Term Loan(a)(b)(c)
TBD	TBD	725,000	718,431
Norit Holding BV Term Loan(a)(b)
07/10/17	6.750%	1,296,750	1,299,992
PQ Corp. 1st Lien Term Loan(a)(b)
07/30/14	3.520%	917,392	885,192
Solutia, Inc. Tranche 1 Term Loan(a)(b)
08/01/17	3.500%	959,559	958,359
Trinseo Materials Operating Term Loan(a)(b)
08/02/17	6.000%	2,673,000	2,434,649
Univar, Inc. Tranche B Term Loan(a)(b)
06/30/17	5.000%	2,912,304	2,873,367

Total			19,935,960
Construction Machinery 1.6%
Douglas Dynamics LLC Term Loan(a)(b)
04/18/18	5.750%	3,604,375	3,559,320
NACCO Materials Handling Group, Inc. Term Loan(a)(b)
03/21/13	2.262%	2,780,433	2,766,531

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Construction Machinery (cont.)
Terex Corp. Term Loan(a)(b)
04/28/17	5.500%	$1,047,375	$1,051,827

Total			7,377,678
Consumer Cyclical Services 2.8%
Instant Web, Inc.(a)(b) Delayed Draw Term Loan
08/07/14	3.646%	144,811	135,880
Term Loan
08/07/14	3.646%	1,389,172	1,303,502
KAR Auction Services, Inc. Term Loan(a)(b)
05/19/17	5.000%	771,125	766,306
Live Nation Entertainment, Inc. Tranche B Term Loan(a)(b)
11/07/16	4.500%	2,020,296	2,008,680
Sabre, Inc. Term Loan(a)(b)
09/30/14	2.348%	6,125,745	5,453,629
ServiceMaster Co. (The)(a)(b) Delayed Draw Term Loan
07/24/14	2.770%	132,047	129,680
Letter of Credit
07/24/14	2.932%	2,075,000	1,940,125
Term Loan
07/24/14	2.827%	1,325,969	1,302,207

Total			13,040,009
Consumer Products 2.1%
Affinion Group, Inc. Tranche B Term Loan(a)(b)
10/09/16	5.000%	978,185	883,624
Amscan Holdings, Inc. Term Loan(a)(b)
12/02/17	6.750%	1,668,775	1,662,000
Fender Musical Instruments Corp.(a)(b) Delayed Draw Term Loan
06/09/14	2.520%	675,244	642,751
Term Loan
06/09/14	2.520%	1,336,458	1,272,148
Jarden Corp. Tranche B Term Loan(a)(b)
03/31/18	3.270%	394,513	395,155

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Consumer Products (cont.)
NBTY, Inc. Tranche B1 Term Loan(a)(b)
10/01/17	4.250%	$2,390,464	$2,386,114
National Bedding Co. LLC 2nd Lien Term Loan(a)(b)
02/28/14	5.500%	1,000,000	977,500
Visant Corp. Tranche B Term Loan(a)(b)
12/22/16	5.250%	1,766,025	1,678,271

Total			9,897,563
Diversified Manufacturing 3.3%
Acosta, Inc. Tranche B Term Loan(a)(b)
03/01/18	4.750%	1,880,775	1,873,722
Colfax Corp. Tranche B Term Loan(a)(b)
01/13/19	4.500%	1,125,000	1,127,531
GPX International Tire Corp.(a)(b)(d)(e)(f) PIK Term Loan
03/30/12	0.000%	274,379	—
GPX International Tire Corp.(b)(d)(f) PIK Term Loan
03/30/12	0.000%	4,480	—
Generac Acquisition Corp. 1st Lien Term Loan(a)(b)
11/10/13	2.871%	2,368,555	2,357,138
Hupah Finance, Inc. Tranche B Term Loan(a)(b)
01/19/19	6.250%	2,200,000	2,200,000
IMG Worldwide, Inc. Tranche B Term Loan(a)(b)
06/16/16	5.500%	3,706,375	3,666,235
N.E.W. Holdings I LLC Term Loan(a)(b)
03/23/16	6.000%	2,382,143	2,174,706
Tomkins LLC/Inc. Tranche B1 Term Loan(a)(b)
09/29/16	4.250%	1,618,036	1,616,014
WireCo WorldGroup, Inc. Term Loan(a)(b)
02/10/14	5.000%	655,392	642,284

Total			15,657,630
Electric 2.7%
Calpine Corp.(a)(b) Term Loan
04/01/18	4.500%	967,687	958,814
04/01/18	4.500%	1,467,625	1,454,167

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Electric (cont.)
Equipower Resources Holdings LLC Tranche B Term Loan(a)(b)
01/26/18	5.750%	$338,125	$318,683
FirstLight Power Resources, Inc.(a)(b) 2nd Lien Term Loan
05/01/14	4.813%	1,646,000	1,396,351
Tranche B 1st Lien Term Loan
11/01/13	2.813%	719,044	673,507
GenOn Energy/Americas, Inc. Term Loan(a)(b)
09/20/17	6.000%	864,062	852,182
NRG Energy, Inc. Term Loan(a)(b)
07/01/18	4.000%	1,616,875	1,608,790
TPF Generation Holdings LLC(a)(b) 1st Lien Synthetic Letter of Credit
12/15/13	2.579%	226,678	222,049
1st Lien Term Loan
12/15/13	2.579%	378,840	371,104
2nd Lien Term Loan
12/15/14	4.829%	2,525,000	2,372,237
Texas Competitive Electric Holdings Co. LLC Term Loan(a)(b)
10/10/14	3.795%	3,497,531	2,366,954

Total			12,594,838
Entertainment 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan(a)(b)
04/22/16	7.500%	1,920,750	1,866,009
AMC Entertainment, Inc. Tranche B2 Term Loan(a)(b)
12/15/16	3.521%	981,723	966,585
Carmike Cinemas, Inc. Term Loan(a)(b)
01/27/16	5.500%	1,435,605	1,432,318
Cedar Fair LP Tranche 1 Term Loan(a)(b)
12/15/17	4.000%	2,008,479	2,007,836
Cinemark U.S.A., Inc. Term Loan(a)(b)
04/30/16	3.632%	556,795	555,753
Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b)
12/20/18	4.250%	1,125,000	1,121,625

Total			7,950,126

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Environmental 1.3%
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan(a)(b)
07/29/14	8.000%	$4,650,273	$4,541,782
Synagro Technologies, Inc. 1st Lien Term Loan(a)(b)
04/02/14	2.300%	1,987,542	1,788,787

Total			6,330,569
Food and Beverage 5.5%
Aramark Corp.(a)(b) 1st Letter of Credit
01/26/14	2.139%	66,004	65,252
Term Loan
01/26/14	2.454%	819,333	810,001
B&G Foods, Inc. Tranche B Term Loan(a)(b)
11/30/18	4.500%	900,000	900,900
Dean Foods Co. Tranche A Term Loan(a)(b)
04/02/14	3.270%	1,439,329	1,413,378
Del Monte Foods Co. Term Loan(a)(b)
03/08/18	4.500%	1,766,125	1,724,180
Dole Food Co., Inc. Tranche B2 Term Loan(a)(b)
07/08/18	5.043%	931,911	932,573
Earthbound Holdings III LLC Term Loan(a)(b)
12/21/16	5.500%	2,494,775	2,476,064
Michael Foods Group, Inc. Tranche B Term Loan(a)(b)
02/25/18	4.250%	1,112,195	1,110,115
Pierre Foods, Inc. 1st Lien Term Loan(a)(b)
09/30/16	7.000%	3,287,150	3,273,804
Pinnacle Foods Finance LLC Term Loan(a)(b)
04/02/14	2.867%	947,568	937,618
Solvest Ltd. Tranche C2 Term Loan(a)(b)
07/08/18	5.029%	1,730,691	1,731,920
U.S. Foodservice, Inc. Term Loan(a)(b)
07/03/14	2.775%	3,944,932	3,749,342
WM. Bolthouse Farms, Inc.(a)(b)
1st Lien Term Loan
02/11/16	5.503%	1,539,272	1,533,500
2nd Lien Term Loan
08/11/16	9.500%	1,000,000	996,880

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Food and Beverage (cont.)
Windsor Quality Food Co., Ltd. Tranche B Term Loan(a)(b)
02/16/17	5.000%	$4,450,050	$4,260,923

Total			25,916,450
Gaming 5.4%
Affinity Gaming LLC Term Loan(a)(b)
12/31/15	10.000%	3,777,143	3,835,500
Caesars Entertainment Operating Co., Inc.(a)(b)
Tranche B1 Term Loan
01/28/15	3.276%	1,000,000	904,380
Tranche B2 Term Loan
01/28/15	3.276%	3,000,000	2,713,140
Tranche B4 Term Loan
10/31/16	9.500%	1,982,044	2,011,319
Caesars Octavius LLC Tranche B Term Loan(a)(b)
04/25/17	9.250%	4,775,000	4,560,125
Cannery Casino Resorts LLC(a)(b) 1st Lien Delayed Draw Term Loan
05/17/13	4.520%	378,413	360,439
1st Lien Term Loan
05/17/13	4.520%	457,531	435,799
2nd Lien Term Loan
05/18/14	4.520%	1,250,000	1,101,562
Golden Nugget, Inc. 2nd Lien Term Loan(a)(b)
12/31/14	3.520%	2,025,000	1,497,244
Isle of Capri Casinos, Inc. Term Loan(a)(b)
11/01/13	4.750%	1,687,250	1,684,297
Las Vegas Sands LLC(a)(b) Tranche B Term Loan
05/23/14	1.930%	3,119,381	3,057,305
11/23/16	2.930%	884,938	862,169
Tranche I Delayed Draw Term Loan
05/23/14	1.930%	110,150	107,957
11/23/16	2.930%	210,520	205,104
ROC Finance LLC Tranche B Term Loan(a)(b)
08/19/17	8.500%	800,000	802,000
Twin River Worldwide Holdings, Inc. Term Loan(a)(b)
11/05/15	8.500%	1,399,594	1,398,278

Total			25,536,618

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Health Care 5.7%
AMN Healthcare, Inc.(a)(b) 2nd Lien Term Loan
09/01/16	11.750%	$900,000	$846,000
Tranche B Term Loan
06/23/15	7.250%	636,187	604,906
Alere, Inc. Tranche B Term Loan(a)(b)
06/30/17	4.500%	1,022,438	1,007,745
Ardent Medical Services, Inc. Term Loan(a)(b)
09/15/15	6.500%	1,793,089	1,790,847
Community Health Systems, Inc.(a)(b) Delayed Draw Term Loan
07/25/14	2.520%	210,401	207,588
Term Loan
07/25/14	2.755%	4,101,121	4,046,289
01/25/17	3.958%	822,753	808,766
ConvaTec, Inc. Term Loan(a)(b)
12/22/16	5.750%	2,796,750	2,781,032
DJO Finance LLC Term Loan(a)(b)
05/20/14	3.270%	801,595	778,838
DaVita, Inc. Tranche B Term Loan(a)(b)
10/20/16	4.500%	388,538	390,072
HCA, Inc.(a)(b) Tranche A1 Term Loan
11/16/12	1.520%	1,490,794	1,484,906
Tranche B3 Term Loan
05/01/18	3.520%	3,298,659	3,220,316
Health Management Associates, Inc. Tranche B Term Loan(a)(b)
11/16/18	4.500%	1,025,000	1,014,032
Onex Carestream Finance LP Term Loan(a)(b)
02/25/17	5.000%	2,448,554	2,306,538
Quintiles Transnational Corp. Tranche B Term Loan(a)(b)
06/08/18	5.000%	3,308,375	3,290,907
Res-Care, Inc. Tranche B Term Loan(a)(b)
12/22/16	7.250%	940,500	898,178
Skilled Healthcare Group, Inc. Term Loan(a)(b)
04/09/16	5.264%	548,965	516,225

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Health Care (cont.)
Vanguard Health Holding Co. II LLC Term Loan(a)(b)
01/29/16	5.000%	$540,447	$538,518

Total			26,531,703
Home Construction —%
Las Vegas Land Holdings LLC Term Loan(a)(b)
03/31/16	2.579%	60,310	49,153
Independent Energy 0.2%
MEG Energy Corp. Term Loan(a)(b)
03/18/18	4.000%	1,047,375	1,045,626
Life Insurance 0.3%
CNO Financial Group, Inc. Tranche B1 Term Loan(a)(b)
09/30/16	6.250%	1,431,766	1,432,954
Media Cable 2.8%
Cequel Communications LLC Term Loan(a)(b)
11/05/13	2.295%	1,477,409	1,469,726
Charter Communications Operating LLC Tranche C Term Loan(a)(b)
09/06/16	3.830%	1,042,049	1,035,536
Insight Midwest Holdings LLC Tranche B Term Loan(a)(b)
04/07/14	2.050%	959,353	952,666
MCC Iowa LLC(a)(b) Tranche D1 Term Loan
01/31/15	1.950%	462,821	446,043
Tranche F Term Loan
10/23/17	4.500%	2,737,211	2,716,682
Mediacom Illinois LLC Tranche D Term Loan(a)(b)
03/31/17	5.500%	2,174,937	2,158,626
San Juan Cable LLC Tranche B 1st Lien Term Loan(a)(b)
06/09/17	6.000%	920,375	893,344
UPC Financing Partnership Tranche T Term Loan(a)(b)
12/30/16	3.768%	492,146	479,842
WideOpenWest Finance LLC(a)(b)
1st Lien Term Loan
06/30/14	2.779%	1,987,236	1,885,391
Tranche A Term Loan
06/30/14	6.796%	1,248,107	1,199,218

Total			13,237,074

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Media Non-Cable 13.9%
AMC Networks, Inc. Tranche B Term Loan(a)(b)
12/31/18	4.000%	$1,119,375	$1,111,450
Advanstar Communications, Inc. 1st Lien Term Loan(a)(b)
06/02/14	2.830%	925,914	709,870
Cengage Learning Acquisitions, Inc. Term Loan(a)(b)
07/03/14	2.520%	2,216,301	1,959,920
Clear Channel Communications, Inc.(a)(b)
Tranche A Term Loan
07/30/14	3.670%	1,928,051	1,761,756
Tranche B Term Loan
01/29/16	3.920%	5,730,384	4,586,484
Cumulus Media Holdings, Inc.(a)(b)
1st Lien Term Loan
09/17/18	5.750%	3,100,000	3,100,496
2nd Lien Term Loan
03/18/19	7.500%	3,925,000	3,918,445
Emmis Operating Co. Tranche B Term Loan(a)(b)
11/01/13	4.573%	580,008	542,308
Encompass Digital Media Tranche B Term Loan(a)(b)
02/28/16	7.750%	3,200,812	3,192,811
F & W Media, Inc. Term Loan(a)(b)
06/09/14	7.750%	972,824	778,259
GateHouse Media Operating, Inc.(a)(b)
Delayed Draw Term Loan
08/28/14	2.270%	658,094	179,745
Term Loan
08/28/14	2.270%	1,763,691	481,717
08/28/14	2.520%	1,952,255	533,219
Getty Images, Inc. Term Loan(a)(b)
11/07/16	5.250%	735,517	737,584
Gray Television, Inc Tranche B Term Loan(a)(b)
12/31/14	3.800%	3,146,299	3,099,104
HMH Publishing Company Ltd. Tranche A Term Loan(a)(b)
06/12/14	6.435%	490,114	290,701
Hubbard Radio LLC(a)(b)
2nd Lien Term Loan
04/30/18	8.750%	1,000,000	1,010,000
lst Lien Term Loan
04/28/17	5.250%	895,500	895,213

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Media Non-Cable (cont.)
Intelsat Jackson Holdings SA(a)(b)
Term Loan
02/01/14	2.785%	$3,225,000	$3,079,875
02/01/14	3.296%	1,570,408	1,526,562
LIN Television Corp. Tranche B Term Loan(a)(b)
12/21/18	5.000%	675,000	678,375
Lodgenet Interactive Corp. Term Loan(a)(b)
04/04/14	6.500%	461,854	416,329
MediaNews Group, Inc. Term Loan(a)(b)
03/19/14	8.500%	107,891	99,530
National CineMedia LLC Term Loan(a)(b)
02/13/15	2.050%	663,793	652,177
Newsday LLC Term Loan(a)(b)
08/01/13	6.822%	1,450,000	1,457,250
NextMedia Operating, Inc. Term Loan(a)(b)
05/27/16	8.250%	2,920,902	2,818,670
Nielsen Finance LLC Tranche B Term Loan(a)(b)
05/02/16	4.045%	1,279,605	1,280,206
Penton Media, Inc. 1st Lien Term Loan(a)(b)
08/01/14	5.000%	533,962	386,588
Postmedia Network, Inc. Tranche C Term Loan(a)(b)
07/13/16	6.250%	1,359,735	1,351,237
Quad Graphics, Inc. Tranche B Term Loan(a)(b)
07/26/18	4.000%	2,294,250	2,261,741
R.H. Donnelly, Inc. Term Loan(a)(b)
10/24/14	9.000%	454,612	168,584
Radio One, Inc. Term Loan(a)(b)
03/31/16	7.500%	4,813,625	4,657,182
Revolution Studios Distribution Co. LLC(a)(b)
Tranche B Term Loan
12/21/14	4.020%	1,151,782	823,524
Revolution Studios Distribution Co. LLC(a)(b)(e)
2nd Lien Term Loan
06/21/15	7.270%	525,000	157,500

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Media Non-Cable (cont.)
Spanish Broadcasting System, Inc. 1st Lien Term Loan(a)(b)
06/10/12	2.020%	$4,153,169	$4,070,105
SuperMedia, Inc. Term Loan(a)(b)
12/31/15	11.000%	194,387	92,379
Tribune Co. Tranche B Term Loan(a)(b)
06/04/14	0.000%	587,263	377,980
Univision Communications, Inc.(a)(b)
1st Lien Term Loan
03/31/17	4.520%	4,034,163	3,788,886
Term Loan
09/29/14	2.270%	1,977,401	1,951,280
Van Wagner Communications LLC(a)(b)
Delayed Draw Term Loan
06/27/13	3.480%	258,845	240,855
Tranche B Term Loan
06/27/13	3.480%	2,110,123	1,963,470
Yell Group PLC Tranche B1 Term Loan(a)(b)
07/31/14	4.020%	1,236,318	361,178
Zuffa LLC(a)(b)
Term Loan
06/19/15	2.313%	1,347,407	1,294,953
06/19/15	7.500%	279,567	278,170

Total			65,123,668
Metals 0.6%
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(a)(b)
05/18/14	2.020%	851,663	843,146
Novelis, Inc. Tranche B2 Term Loan(a)(b)
03/10/17	3.750%	1,870,312	1,859,801

Total			2,702,947
Non-Captive Diversified 1.0%
International Lease Finance Corp. Tranche 1 Term Loan(a)(b)
03/17/15	6.750%	3,500,000	3,508,750
iStar Financial, Inc. Tranche A2 Term Loan(a)(b)
06/30/14	7.000%	1,075,000	1,055,177

Total			4,563,927

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Other Financial Institutions 0.5%
Harland Clarke Holdings Corp. Tranche B Term Loan(a)(b)
06/30/14	2.815%	$1,433,000	$1,255,666
Springleaf Financial Funding Co. Term Loan(a)(b)
05/10/17	5.500%	1,100,000	1,021,625

Total			2,277,291
Other Industry 0.8%
ATI Acquisition Co.(a)(b)(e)
Term Loan
12/30/15	13.250%	539,162	26,958
Tranche B Term Loan
12/30/14	8.250%	754,137	226,241
Education Management LLC Tranche C Term Loan(a)(b)
06/03/13	2.375%	327,538	313,889
Rexnord LLC/RBS Global, Inc. Tranche B1 Term Loan(a)(b)
07/19/13	2.975%	525,000	520,244
Sensus U.S.A., Inc.(a)(b)
2nd Lien Term Loan
05/09/18	8.500%	1,000,000	980,000
Sensus U.S.A., Inc.(a)(b)(c)
2nd Lien Term Loan
TBD	TBD	1,925,000	1,886,500

Total			3,953,832
Other Utility 0.2%
BRSP LLC Term Loan(a)(b)
06/24/14	7.500%	726,977	726,977
Packaging 2.2%
Anchor Glass Container Corp. 1st Lien Term Loan(a)(b)
03/02/16	6.000%	894,074	892,581
BWay Holding Co. Tranche B Term Loan(a)(b)
02/23/18	4.500%	865,235	861,739
Berry Plastics Holding Corp. Tranche C Term Loan(a)(b)
04/03/15	2.290%	1,431,217	1,389,326
Consolidated Container Co. LLC 1st Lien Term Loan(a)(b)
03/28/14	2.500%	1,186,257	1,123,551
Graphic Packaging International, Inc. Term Loan(a)(b)
05/16/14	3.142%	832,976	832,885

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Packaging (cont.)
ICL Industrial Containers ULC Tranche C Term Loan(a)(b)
02/23/18	4.500%	$79,760	$79,438
Reynolds Group Holdings, Inc.(a)(b)
Tranche B Term Loan
02/09/18	6.500%	1,251,823	1,255,478
Tranche C Term Loan
08/09/18	6.500%	3,873,170	3,884,247

Total			10,319,245
Paper 0.3%
NewPage Corp. Debtor In Possession Term Loan(a)(b)(g)
03/08/13	8.000%	1,450,000	1,457,859
Pharmaceuticals 1.0%
Catalent Pharma Solutions, Inc. Term Loan(a)(b)
04/10/14	2.520%	1,370,133	1,347,868
Endo Pharmaceuticals Holdings, Inc. Tranche A Term Loan(a)(b)
06/17/16	2.813%	2,649,375	2,626,670
Pharmaceutical Product Development, Inc. Term Loan(a)(b)
12/05/18	6.250%	775,000	779,681

Total			4,754,219
Property & Casualty 1.3%
Asurion LLC 2nd Lien Term Loan(a)(b)
05/24/19	9.000%	4,500,000	4,494,375
HUB International Ltd. Term Loan(a)(b)
06/13/14	6.750%	466,646	466,314
USI Holdings Corp. Tranche B Term Loan(a)(b)
05/05/14	2.770%	989,637	959,335

Total			5,920,024
Refining 0.3%
Alon U.S.A. Energy, Inc.(a)(b)
Term Loan
08/05/13	2.695%	1,260,000	1,207,244
08/05/13	2.722%	157,500	150,905

Total			1,358,149
Restaurants 0.2%
Buffets, Inc. 1st Lien Letter of Credit(a)(b)
04/22/15	2.550%	160,665	64,266

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Restaurants (cont.)
OSI Restaurant Partners LLC(a)(b)
Term Loan
06/14/13	1.089%	$77,306	$75,556
06/14/14	2.563%	778,767	761,136

Total			900,958
Retailers 5.9%
Academy Ltd. Term Loan(a)(b)
08/03/18	6.000%	1,625,000	1,625,618
BJ’s Wholesale Club, Inc. 1st Lien Term Loan(a)(b)
09/28/18	7.000%	1,770,563	1,785,223
Bass Pro Group LLC Term Loan(a)(b)
06/13/17	5.250%	3,830,750	3,817,764
Claire’s Stores, Inc. Tranche B Term Loan(a)(b)
05/29/14	3.069%	633,747	580,278
David’s Bridal, Inc. Term Loan(a)(b)
01/31/14	2.579%	369,148	366,841
Dollar General Corp. Tranche B1 Term Loan(a)(b)
07/07/14	3.143%	853,696	854,404
General Nutrition Centers, Inc.(a)(b)
Tranche B Term Loan
03/02/18	4.250%	3,112,500	3,099,863
General Nutrition Centers, Inc.(a)(b)(c)
Tranche B Term Loan
TBD	TBD	936,342	932,540
J. Crew Group, Inc. Term Loan(a)(b)
03/07/18	4.750%	992,500	956,522
Jo-Ann Stores, Inc. Term Loan(a)(b)
03/16/18	4.750%	1,486,263	1,444,766
Leslie’s Poolmart, Inc. Tranche B Term Loan(a)(b)(c)
TBD	TBD	692,481	683,825
Michaels Stores, Inc.(a)(b)
Tranche B2 Term Loan
07/31/16	5.125%	1,425,366	1,420,534
Tranche B3 Term Loan
07/31/16	5.125%	1,822,634	1,816,455
Neiman Marcus Group, Inc. (The) Term Loan(a)(b)
05/16/18	4.750%	1,389,909	1,363,126

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Retailers (cont.)
Orchard Supply Hardware LLC Term Loan(a)(b)
12/21/13	5.063%	$1,543,500	$1,131,895
Pantry, Inc. (The)(a)(b)
Delayed Draw Term Loan
05/15/14	2.030%	201,873	196,826
Term Loan
05/15/14	2.030%	701,050	683,524
PetCo Animal Supplies, Inc. Term Loan(a)(b)
11/24/17	4.500%	1,999,101	1,978,270
Rite Aid Corp. Tranche 2 Term Loan(a)(b)
06/04/14	2.038%	1,500,000	1,451,790
Yankee Candle Co., Inc. Term Loan(a)(b)
02/06/14	2.270%	1,309,097	1,297,787

Total			27,487,851
Supermarkets 0.5%
Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan(a)(b)(g)
06/14/12	8.750%	2,200,000	2,200,000
Technology 7.6%
Acxiom Corp. Tranche 2 Term Loan(a)(b)
03/15/15	3.568%	292,822	290,992
Aeroflex, Inc. Tranche B Term Loan(a)(b)
05/09/18	4.250%	1,243,750	1,208,776
Dealer Computer Services, Inc.(a)(b)
Tranche A Term Loan
04/21/16	2.771%	315,625	306,156
Tranche B Term Loan
04/21/18	3.750%	897,696	896,574
Edwards (Cayman Islands II) Ltd.(a)(b)
1st Lien Term Loan
05/31/16	5.500%	2,183,459	2,095,443
05/31/16	5.500%	1,559,250	1,496,397
Fidelity National Information Services, Inc. Tranche B Term Loan(a)(b)
07/18/16	4.250%	775,000	777,899
First Data Corp.(a)(b)
Term Loan
03/23/18	4.277%	1,393,261	1,222,154
Tranche B1 Term Loan
09/24/14	3.027%	3,194,729	3,029,657
Tranche B2 Term Loan
09/24/14	3.027%	2,051,438	1,945,440

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Technology (cont.)
Freescale Semiconductor, Inc. Term Loan(a)(b)
12/01/16	4.518%	$3,277,369	$3,199,990
Genesys Telecom Holdings U.S., Inc. Term Loan(a)(b)(c)
TBD	TBD	2,200,000	2,199,450
Infor Enterprise Solutions Holdings, Inc.(a)(b)
1st Lien Delayed Draw Term Loan
07/28/15	6.020%	1,610,851	1,565,345
1st Lien Term Loan
07/28/15	6.020%	3,044,051	2,958,057
2nd Lien Term Loan
03/02/14	6.520%	600,000	525,642
Kasima LLC Term Loan(a)(b)
03/31/17	5.000%	1,786,500	1,768,635
Microsemi Corp Term Loan(a)(b)
02/02/18	5.750%	3,765,562	3,778,742
Novell, Inc. 1st Lien Term Loan(a)(b)
04/27/17	6.500%	987,500	968,372
Openlink Financial, Inc. Term Loan(a)(b)
10/30/17	7.750%	600,000	600,000
Rovi Solutions Corp./Guides, Inc.(a)(b)
Tranche A Term Loan
02/07/16	2.869%	525,000	524,213
Tranche B Term Loan
02/07/18	4.000%	645,125	644,319
Sensata Technology BV/Finance Co. LLC Term Loan(a)(b)
05/12/18	4.000%	1,815,875	1,810,645
Spansion LLC Term Loan(a)(b)
02/09/15	4.750%	303,829	301,802
Syniverse Holdings, Inc. Term Loan(a)(b)
12/21/17	5.250%	767,250	768,209
Verint Systems, Inc. Term Loan(a)(b)
10/27/17	4.500%	995,000	990,652

Total			35,873,561
Textile 0.8%
Levi Strauss & Co.(a)(b)
Term Loan
03/27/14	2.520%	2,202,000	2,144,197

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)

Textile (cont.)
Levi Strauss & Co.(a)(b)(c)
Term Loan
TBD	TBD	$200,000	$194,750
Springs Window Fashions LLC Tranche B Term Loan(a)(b)
05/31/17	6.000%	1,267,500	1,232,644

Total			3,571,591
Transportation Services 0.7%
Hertz Corp. (The)(a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,676,688
Tranche B Term Loan
03/11/18	3.750%	491,275	489,678

Total			3,166,366
Wireless 0.8%
Hawaiian Telcom Communications, Inc. Term Loan(a)(b)
10/28/15	9.000%	451,816	456,899
MetroPCS Wireless, Inc.(a)(b)
Tranche B2 Term Loan
11/03/16	4.134%	939,975	930,604
Tranche B3 Term Loan
03/19/18	4.063%	1,780,133	1,765,304
Ntelos, Inc. Tranche B Term Loan(a)(b)
08/07/15	4.000%	618,191	613,944

Total			3,766,751
Wirelines 1.0%
Alaska Communications Systems Holdings, Inc. Term Loan(a)(b)
10/21/16	5.500%	1,083,389	1,003,316
Integra Telecom Holdings, Inc. Term Loan(a)(b)
04/15/15	9.250%	911,125	760,789
Level 3 Financing, Inc. Tranche B Term Loan(a)(b)(c)
TBD	TBD	1,475,000	1,472,242
TW Telcom Holdings, Inc. Tranche B2 Term Loan(a)(b)
12/30/16	3.520%	1,050,664	1,045,851
Windstream Corp. Tranche B2 Term Loan(a)(b)
12/17/15	3.258%	650,462	649,513

Total			4,931,711
Total Senior Loans
(Cost: $406,164,802)			$393,317,438

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 5.6%

Chemicals 0.4%
Hexion U.S. Finance Corp./Nova Scotia ULC Secured(a)
11/15/14	4.957%	$2,000,000	$1,830,000
Consumer Products 0.4%
Sealy Mattress Co.
06/15/14	8.250%	2,000,000	1,870,000
Food and Beverage 0.7%
ARAMARK Holdings Corp. Senior Unsecured PIK(h)
05/01/16	8.625%	1,000,000	1,027,500
Dean Foods Co.
12/15/18	9.750%	2,000,000	2,180,000

Total			3,207,500
Gaming 0.6%
ROC Finance LLC/Corp. Secured(h)
09/01/18	12.125%	800,000	866,000
Tunica-Biloxi Gaming Authority Senior Unsecured(h)
11/15/15	9.000%	2,105,000	2,036,588

Total			2,902,588
Health Care 0.9%
HCA, Inc.
10/01/18	8.000%	960,000	1,041,600
LifeCare Holdings, Inc.
08/15/13	9.250%	1,000,000	775,000
Physio-Control International, Inc. Senior Secured(h)
01/15/19	9.875%	696,000	723,840
Select Medical Holdings Corp. Senior Unsecured(a)
09/15/15	6.267%	2,000,000	1,787,500

Total			4,327,940
Media Non-Cable 1.1%
Cenveo Corp.
12/01/13	7.875%	2,000,000	1,630,000
Clear Channel Communications, Inc. Senior Unsecured
01/15/13	5.750%	1,000,000	980,000
Radio One, Inc. PIK
05/24/16	15.000%	2,181,355	1,406,974
Salem Communications Corp. Secured
12/15/16	9.625%	949,000	1,027,292

Total			5,044,266

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Metals —%
Aleris International, Inc. Senior Unsecured(a)(e)(f)
06/01/20	7.625%	$13,834	$14,007
Oil Field Services 0.2%
McJunkin Red Man Corp. Senior Secured
12/15/16	9.500%	1,000,000	1,058,750
Other Industry 0.2%
General Cable Corp.(a)
04/01/15	2.956%	1,000,000	940,000
Packaging 0.2%
Berry Plastics Corp. Senior Secured(a)
02/15/15	5.322%	1,000,000	1,002,500
Retailers 0.4%
Yankee Candle Co., Inc.
02/15/15	8.500%	1,500,000	1,531,875
Supermarkets 0.2%
SUPERVALU, Inc. Senior Unsecured
05/01/16	8.000%	1,000,000	1,030,000
Tobacco 0.2%
Alliance One International, Inc. Senior Unsecured
07/15/16	10.000%	1,000,000	972,500
Wirelines 0.1%
PAETEC Holding Corp.
07/15/15	9.500%	500,000	525,000
Total Corporate Bonds & Notes
(Cost: $27,394,028)			$26,256,926

Issuer	Shares	Value
Common Stocks 2.8%

CONSUMER DISCRETIONARY 0.6%
Auto Components 0.1%
Delphi Automotive PLC(i)	11,178	$299,906
Mark IV Industries, Inc.	667	24,179

Total		324,085
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc.(i)	28,786	14,393

Issuer	Shares	Value
Common Stocks (continued)

CONSUMER DISCRETIONARY (cont.)
Household Durables —%
Rhodes Companies LLC (The)(j)	109,053	$29,990
Media 0.5%
Cumulus Media, Inc. Class A(i)	43,542	153,268
F & W Media, Inc.(j)	4,165	2,603
Media News Group(j)	10,512	178,704
MGM Holdings II, Inc.(j)	68,207	1,660,397
Reader’s Digest Association, Inc.(j)	26,729	147,009
Star Tribune Co. (The)(j)	627	18,105
SuperMedia, Inc.(i)	1,126	3,243

Total		2,163,329
TOTAL CONSUMER DISCRETIONARY		2,531,797
FINANCIALS —%
Diversified Financial Services —%
Education Media, Inc. Unit(i)(j)	29,515	22,136

TOTAL FINANCIALS		22,136
INDUSTRIALS —%
Industrial Conglomerates —%
Contech Construction Products, Inc.(i)	277,761	2,778

TOTAL INDUSTRIALS		2,778
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc.(i)	18,596	185,960

TOTAL INFORMATION TECHNOLOGY		185,960
MATERIALS 2.1%
Chemicals 1.9%
LyondellBasell Industries NV, Class A	206,857	8,915,537
Metals & Mining 0.2%
Aleris International, Inc.(j)	16,009	920,517

TOTAL MATERIALS		9,836,054
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc.(i)	15,044	210,616

TOTAL TELECOMMUNICATION SERVICES		210,616
Total Common Stocks
(Cost: $15,038,491)		$12,789,341

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	17

Portfolio of Investments (continued)

Issuer	Shares	Value
Warrants —%

CONSUMER DISCRETIONARY —%
Media —%
F & W Media, Inc.(e)(i)	1,805	$1,128
Star Tribune Co. (The)(e)(i)	3,481	100,514

Total		101,642
TOTAL CONSUMER DISCRETIONARY		101,642
Total Warrants
(Cost: $2,172,718)		$101,642

	Shares	Value
Money Market Funds 5.5%

Columbia Short-Term Cash Fund, 0.134%(j)(k)	25,930,206	$25,930,206
Total Money Market Funds
(Cost: $25,930,206)		$25,930,206
Total Investments
(Cost: $476,700,245)		$458,395,553
Other Assets & Liabilities, Net		10,474,898
Net Assets		$468,870,451

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(d)	Negligible market value.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2012 was $526,348, representing 0.11% of net assets. Information concerning such security holdings at January 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Aleris International, Inc.
Senior Unsecured
7.625% 06/01/20	06/29/10	$—
ATI Acquisition Co.
Term Loan
13.250% 12/30/15	12/23/09-01/09/12	495,615
ATI Acquisition Co.
Tranche B Term Loan
8.250% 12/30/14	12/23/09-01/31/12	709,911
F & W Media, Inc.	03/27/07	393,022
GPX International Tire Corp.
PIK Term Loan
0.000% 03/30/12	04/11/06-06/04/10	264,279
Revolution Studios Distribution Co. LLC
2nd Lien Term Loan
7.270% 06/21/15	12/21/06	519,750
Star Tribune Co. (The)	03/09/07-12/02/11	1,779,696

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2012, the value of these securities amounted to $14,007, which represents less than 0.01% of net assets.

(g)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $4,653,928 or 0.99% of net assets.

(i)	Non-income producing.

(j)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$36,396,720	$144,549,992	$(155,016,506)	$—	$25,930,206	$16,542	$25,930,206

(k)	The rate shown is the seven-day current annualized yield at January 31, 2012.

Abbreviation Legend
PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	19

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Senior Loans
Automotive	$—	$8,096,404	$1,094,465	$9,190,869
Building Materials		4,287,423	534,592	4,822,015
Chemicals	—	18,635,968	1,299,992	19,935,960
Construction Machinery	—	4,611,147	2,766,531	7,377,678
Consumer Cyclical Services	—	11,099,884	1,940,125	13,040,009
Diversified Manufacturing	—	15,015,346	642,284	15,657,630
Electric	—	12,276,155	318,683	12,594,838
Health Care	—	22,996,678	3,535,025	26,531,703
Home Construction	—	—	49,153	49,153
Media Non-Cable	—	60,995,098	4,128,570	65,123,668
Metals	—	1,859,801	843,146	2,702,947
Other Industry	—	3,727,591	226,241	3,953,832
Supermarkets	—	—	2,200,000	2,200,000
Technology	—	32,907,778	2,965,783	35,873,561
All Other Industries	—	174,263,575	—	174,263,575
Total Senior Loans	—	370,772,848	22,544,590	393,317,438
Bonds
Corporate Bonds & Notes
Metals	—	—	14,007	14,007
All Other Industries	—	26,242,919	—	26,242,919
Total Bonds	—	26,242,919	14,007	26,256,926
Equity Securities
Common Stocks
Consumer Discretionary	$456,417	$1,849,690	$225,690	$2,531,797
Financials	—	—	22,136	22,136
Industrials	—	—	2,778	2,778
Information Technology	—	—	185,960	185,960
Materials	8,915,537	—	920,517	9,836,054
Telecommunication Services	210,616	—	—	210,616
Warrants
Consumer Discretionary	—	100,514	1,128	101,642
Total Equity Securities	9,582,570	1,950,204	1,358,209	12,890,983
Other
Money Market Funds	25,930,206	—	—	25,930,206
Total Other	25,930,206	—	—	25,930,206
Total	$35,512,776	$398,965,971	$23,916,806	$458,395,553

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	21

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Senior Loans, Warrants, Corporate Bonds and Equity Securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities and the utilization of single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Senior Loans	Corporate Bonds & Notes	Common Stock	Warrants	Total
Balance as of July 31, 2011	$34,983,171	$274,027	$2,160,072	$1,128	$37,418,398
Accrued discounts/premiums	(39,046)	(351)	—	—	(39,397)
Realized gain (loss)	4,456	(230,164)	(1,059,520)	—	(1,285,228)
Change in unrealized appreciation (depreciation)*	(772,874)	206,427	657,059	—	90,612
Sales	(7,981,519)	—	(400,530)	—	(8,382,049)
Purchases	936,845	(235,932)	—	—	700,913
Transfers into Level 3	10,688,627	—	—	—	10,688,627
Transfers out of Level 3	(15,275,070)	—	—	—	(15,275,070)
Balance as of January 31, 2012	$22,544,590	$14,007	$1,357,081	$1,128	$23,916,806

*	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2012 was $(1,093,803), which is comprised of Senior Loans of $(696,586), Corporate Bonds & Notes of $173 and Common Stocks of $(397,390).

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	23

Statements of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $450,770,039)	$432,465,347
Affiliated issuers (identified cost $25,930,206)	25,930,206
Total investments (identified cost $476,700,245)	458,395,553
Receivable for:
Investments sold	19,784,739
Capital shares sold	1,830,333
Dividends	2,546
Interest	2,372,193
Expense reimbursement due from Investment Manager	1,697
Prepaid expense	10,132
Total assets	482,397,193
Liabilities
Payable for:
Investments purchased	1,195,118
Investments purchased on a delayed delivery basis	9,410,977
Capital shares purchased	818,779
Dividend distributions to shareholders	1,982,821
Investment management fees	7,449
Distribution fees	3,645
Transfer agent fees	10,411
Administration fees	894
Plan administration fees	1
Other expenses	96,647
Total liabilities	13,526,742
Net assets applicable to outstanding capital stock	$468,870,451

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

January 31, 2012 (Unaudited)

Represented by
Paid-in capital	$557,059,902
Undistributed net investment income	1,581,477
Accumulated net realized loss	(71,466,236)
Unrealized appreciation (depreciation) on:
Investments	(18,304,692)
Total — representing net assets applicable to outstanding capital stock	$468,870,451
Net assets applicable to outstanding shares
Class A	$331,915,756
Class B	$9,644,492
Class C	$41,012,283
Class I	$59,330,807
Class R	$86,119
Class R4	$124,795
Class R5	$4,915
Class W	$4,380
Class Z	$26,746,904
Shares outstanding
Class A	37,673,487
Class B	1,093,908
Class C	4,654,167
Class I	6,736,674
Class R	9,769
Class R4	14,146
Class R5	556
Class W	497
Class Z	3,040,265
Net asset value per share
Class A(a)	$8.81
Class B	$8.82
Class C	$8.81
Class I	$8.81
Class R	$8.82
Class R4	$8.82
Class R5	$8.84
Class W	$8.81
Class Z	$8.80

(a)	The maximum offering price per share for Class A is $9.08. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	25

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$1,198,921
Interest	14,589,063
Dividends from affiliates	16,542
Foreign taxes withheld	(172,154)
Total income	15,632,372
Expenses:
Investment management fees	1,444,603
Distribution fees
Class A	439,284
Class B	51,162
Class C	215,378
Class R	213
Class W	6
Transfer agent fees
Class A	320,558
Class B	9,324
Class C	39,314
Class R	78
Class R4	39
Class R5	1
Class W	4
Class Z	23,422
Administration fees	173,336
Plan administration fees
Class R4	165
Compensation of board members	7,836
Custodian fees	52,714
Printing and postage fees	24,754
Registration fees	57,560
Professional fees	34,127
Line of credit interest expense	263
Other	11,775
Total expenses	2,905,916
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(161,122)
Expense reductions	(60)
Total net expenses	2,744,734
Net investment income	12,887,638
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(4,807,988)
Net realized loss	(4,807,988)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,082,584)
Net change in unrealized depreciation	(9,082,584)
Net realized and unrealized loss	(13,890,572)
Net decrease in net assets from operations	$(1,002,934)

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011(a)
Operations
Net investment income	$12,887,638	$23,446,063
Net realized gain (loss)	(4,807,988)	3,986,972
Net change in unrealized appreciation (depreciation)	(9,082,584)	12,260,871
Net increase (decrease) in net assets resulting from operations	(1,002,934)	39,693,906
Distributions to shareholders from:
Net investment income
Class A	(8,865,539)	(15,370,978)
Class B	(220,267)	(432,652)
Class C	(920,675)	(1,291,033)
Class I	(1,755,712)	(4,343,025)
Class R	(2,056)	(1,981)
Class R4	(3,390)	(9,034)
Class R5	(131)	(229)
Class W	(110)	(198)
Class Z	(669,830)	(846,996)
Total distributions to shareholders	(12,437,710)	(22,296,126)
Increase (decrease) in net assets from share transactions	(151,404,517)	256,838,085
Total increase (decrease) in net assets	(164,845,161)	274,235,865
Net assets at beginning of period	633,715,612	359,479,747
Net assets at end of period	$468,870,451	$633,715,612
Undistributed net investment income	$1,581,477	$1,131,549

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (continued)

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	2,922,875	25,189,172	45,604,231	409,175,456
Distributions reinvested	785,089	6,751,537	1,267,982	11,336,834
Redemptions	(12,817,647)	(110,281,234)	(26,572,155)	(239,242,894)
Net increase (decrease)	(9,109,683)	(78,340,525)	20,300,058	181,269,396
Class B shares
Subscriptions	59,459	512,731	773,535	6,943,250
Distributions reinvested	22,652	194,923	43,075	384,351
Redemptions(b)	(252,725)	(2,173,890)	(714,027)	(6,377,939)
Net increase (decrease)	(170,614)	(1,466,236)	102,583	949,662
Class C shares
Subscriptions	500,605	4,320,797	4,393,170	39,468,079
Distributions reinvested	79,167	681,085	106,476	952,782
Redemptions	(1,793,292)	(15,405,417)	(1,115,211)	(9,974,157)
Net increase (decrease)	(1,213,520)	(10,403,535)	3,384,435	30,446,704
Class I shares
Subscriptions	1,067,456	9,080,209	1,204,569	10,825,981
Distributions reinvested	199,633	1,713,455	500,862	4,448,618
Redemptions	(3,780,147)	(32,041,087)	(4,401,300)	(39,520,032)
Net decrease	(2,513,058)	(21,247,423)	(2,695,869)	(24,245,433)
Class R shares
Subscriptions	40	341	10,450	94,198
Distributions reinvested	231	1,986	210	1,900
Redemptions	(1,162)	(9,947)	—	—
Net increase (decrease)	(891)	(7,620)	10,660	96,098
Class R4 shares
Subscriptions	—	—	4,921	42,501
Distributions reinvested	367	3,163	963	8,583
Redemptions	(1,471)	(12,705)	(11,446)	(103,559)
Net decrease	(1,104)	(9,542)	(5,562)	(52,475)
Class W shares
Subscriptions	—	—	51	460
Redemptions	—	—	(51)	(468)
Net increase	—	—	—	(8)
Class Z shares
Subscriptions	2,864,322	24,556,811	9,079,170	82,182,384
Distributions reinvested	61,228	525,559	88,228	793,926
Redemptions	(7,432,561)	(65,012,006)	(1,620,122)	(14,602,169)
Net increase (decrease)	(4,507,011)	(39,929,636)	7,547,276	68,374,141
Total net increase (decrease)	(17,515,881)	(151,404,517)	28,643,581	256,838,085

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to July 31, 2011.

(b)	Includes conversions of Class B shares to Class A shares. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Jan 31, 2012 (Unaudited)		Year ended July 31,
			2011	2010	2009	2008	2007

Class A
Per share data
Net asset value, beginning of period	$8.96		$8.54	$7.93	$8.97	$9.70	$10.05
Income from investment operations:
Net investment income	0.23		0.41	0.41	0.42	0.58	0.67
Net realized and unrealized gain (loss)	(0.16)		0.41	0.62	(1.02)	(0.75)	(0.35)
Total from investment operations	0.07		0.82	1.03	(0.60)	(0.17)	0.32
Less distributions to shareholders from:
Net investment income	(0.22)		(0.40)	(0.42)	(0.44)	(0.56)	(0.66)
Net realized gains	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.22)		(0.40)	(0.42)	(0.44)	(0.56)	(0.67)
Net asset value, end of period	$8.81		$8.96	$8.54	$7.93	$8.97	$9.70
Total return	0.89%		9.65%	13.18%	(5.95% )	(1.85% )	3.18%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.16%	(b)(c)	1.10%	1.13%	1.13%	1.09%	1.07%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.09%	(b)(c)(e)	1.08%	1.08%	1.01%	1.06%	1.03%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.16%	(b)	1.10%	1.13%	1.13%	1.09%	1.07%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.09%	(b)(e)	1.08%	1.08%	1.01%	1.06%	1.03%
Net investment income	5.24%	(b)(e)	4.59%	4.82%	5.72%	6.19%	6.63%
Supplemental data
Net assets, end of period (in thousands)	$331,916		$419,157	$226,172	$267,669	$261,075	$426,099
Portfolio turnover	14%		69%	68%	84%	43%	91%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	Includes interest expense which rounds to less than 0.01%.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	29

Financial Highlights (continued)

	Six months ended Jan 31, 2012		Year ended July 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$8.97		$8.54	$7.94	$8.97	$9.70	$10.05
Income from investment operations:
Net investment income	0.20		0.34	0.34	0.37	0.52	0.59
Net realized and unrealized gain (loss)	(0.16)		0.42	0.62	(1.02)	(0.76)	(0.35)
Total from investment operations	0.04		0.76	0.96	(0.65)	(0.24)	0.24
Less distributions to shareholders from:
Net investment income	(0.19)		(0.33)	(0.36)	(0.38)	(0.49)	(0.58)
Net realized gains	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.19)		(0.33)	(0.36)	(0.38)	(0.49)	(0.59)
Net asset value, end of period	$8.82		$8.97	$8.54	$7.94	$8.97	$9.70
Total return	0.51%		8.95%	12.19%	(6.55% )	(2.59% )	2.41%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.92%	(b)(c)	1.85%	1.90%	1.90%	1.85%	1.83%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.84%	(b)(c)(e)	1.83%	1.84%	1.77%	1.82%	1.79%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.92%	(b)	1.85%	1.90%	1.90%	1.85%	1.83%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.84%	(b)(e)	1.83%	1.84%	1.77%	1.82%	1.79%
Net investment income	4.51%	(b)(e)	3.86%	4.02%	5.08%	5.52%	5.89%
Supplemental data
Net assets, end of period (in thousands)	$9,644		$11,337	$9,928	$13,753	$23,137	$48,128
Portfolio turnover	14%		69%	68%	84%	43%	91%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	Includes interest expense which rounds to less than 0.01%.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan 31, 2012 (Unaudited)		Year ended July 31,
			2011	2010	2009	2008	2007

Class C
Per share data
Net asset value, beginning of period	$8.96		$8.54	$7.93	$8.97	$9.70	$10.05
Income from investment operations:
Net investment income	0.20		0.34	0.34	0.37	0.50	0.59
Net realized and unrealized gain (loss)	(0.16)		0.41	0.63	(1.03)	(0.74)	(0.35)
Total from investment operations	0.04		0.75	0.97	(0.66)	(0.24)	0.24
Less distributions to shareholders from:
Net investment income	(0.19)		(0.33)	(0.36)	(0.38)	(0.49)	(0.58)
Net realized gains	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.19)		(0.33)	(0.36)	(0.38)	(0.49)	(0.59)
Net asset value, end of period	$8.81		$8.96	$8.54	$7.93	$8.97	$9.70
Total return	0.50%		8.84%	12.34%	(6.65% )	(2.58% )	2.40%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.92%	(b)(c)	1.85%	1.89%	1.89%	1.85%	1.82%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.84%	(b)(c)(e)	1.83%	1.83%	1.76%	1.81%	1.78%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.92%	(b)	1.85%	1.89%	1.89%	1.85%	1.82%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.84%	(b)(e)	1.83%	1.83%	1.76%	1.81%	1.78%
Net investment income	4.48%	(b)(e)	3.83%	4.01%	5.05%	5.39%	5.85%
Supplemental data
Net assets, end of period (in thousands)	$41,012		$52,578	$21,210	$15,721	$19,696	$23,743
Portfolio turnover	14%		69%	68%	84%	43%	91%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	Includes interest expense which rounds to less than 0.01%.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	31

Financial Highlights (continued)

	Six months ended Jan 31, 2012 (Unaudited)		Year ended July 31,
			2011	2010	2009	2008	2007

Class I
Per share data
Net asset value, beginning of period	$8.96		$8.54	$7.93	$8.96	$9.70	$10.05
Income from investment operations:
Net investment income	0.24		0.44	0.43	0.45	0.59	0.70
Net realized and unrealized gain (loss)	(0.15)		0.41	0.63	(1.02)	(0.74)	(0.35)
Total from investment operations	0.09		0.85	1.06	(0.57)	(0.15)	0.35
Less distributions to shareholders from:
Net investment income	(0.24)		(0.43)	(0.45)	(0.46)	(0.59)	(0.69)
Net realized gains	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.24)		(0.43)	(0.45)	(0.46)	(0.59)	(0.70)
Net asset value, end of period	$8.81		$8.96	$8.54	$7.93	$8.96	$9.70
Total return	1.07%		10.02%	13.55%	(5.55% )	(1.65% )	3.51%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.73%	(b)(c)	0.77%	0.79%	0.78%	0.76%	0.75%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.73%	(b)(c)	0.74%	0.75%	0.70%	0.76%	0.71%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.73%	(b)	0.77%	0.79%	0.78%	0.76%	0.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.73%	(b)	0.74%	0.75%	0.70%	0.76%	0.71%
Net investment income	5.53%	(b)	5.00%	5.15%	6.18%	6.40%	6.98%
Supplemental data
Net assets, end of period (in thousands)	$59,331		$82,844	$101,982	$112,681	$184,940	$186,030
Portfolio turnover	14%		69%	68%	84%	43%	91%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	Includes interest expense which rounds to less than 0.01%.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan 31,		Year ended July 31,
	2012		2011(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.97		$8.64
Income from investment operations:
Net investment income	0.22		0.32
Net realized and unrealized gain (loss)	(0.16)		0.32
Total from investment operations	0.06		0.64
Less distributions to shareholders from:
Net investment income	(0.21)		(0.31)
Total distributions to shareholders	(0.21)		(0.31)
Net asset value, end of period	$8.82		$8.97
Total return	0.78%		7.47%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.42%	(c)(d)	1.33%	(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.34%	(c)(d)(f)	1.33%	(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.42%	(c)	1.33%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.34%	(c)(f)	1.33%	(c)
Net investment income	5.00%	(c)(f)	4.23%	(c)
Supplemental data
Net assets, end of period (in thousands)	$86		$96
Portfolio turnover	14%		69%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes interest expense which rounds to less than 0.01%.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	33

Financial Highlights (continued)

	Six months ended Jan 31,		Year ended July 31,
	2012		2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$8.97		$8.56	$7.95	$8.99	$9.70	$10.05
Income from investment operations:
Net investment income	0.23		0.42	0.40	0.44	0.61	0.67
Net realized and unrealized gain (loss)	(0.15)		0.40	0.63	(1.03)	(0.73)	(0.33)
Total from investment operations	0.08		0.82	1.03	(0.59)	(0.12)	0.34
Less distributions to shareholders from:
Net investment income	(0.23)		(0.41)	(0.42)	(0.45)	(0.59)	(0.68)
Net realized gains	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.23)		(0.41)	(0.42)	(0.45)	(0.59)	(0.69)
Net asset value, end of period	$8.82		$8.97	$8.56	$7.95	$8.99	$9.70
Total return	0.92%		9.62%	13.19%	(5.71% )	(1.41% )	3.33%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.04%	(b)(c)	1.07%	1.09%	1.07%	1.05%	1.02%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.03%	(b)(c)	1.04%	1.05%	0.81%	0.69%	0.90%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.04%	(b)	1.07%	1.09%	1.07%	1.05%	1.02%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.03%	(b)	1.04%	1.05%	0.81%	0.69%	0.90%
Net investment income	5.33%	(b)	4.67%	4.75%	5.96%	6.54%	6.79%
Supplemental data
Net assets, end of period (in thousands)	$125		$137	$178	$113	$184	$294
Portfolio turnover	14%		69%	68%	84%	43%	91%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	Includes interest expense which rounds to less than 0.01%.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan 31, 2012 (Unaudited)		Year ended July 31,
			2011	2010	2009	2008(a)

Class R5
Per share data
Net asset value, beginning of period	$8.99		$8.56	$7.95	$8.98	$8.99
Income from investment operations:
Net investment income	0.24		0.44	0.43	0.45	0.01
Net realized and unrealized gain (loss)	(0.15)		0.41	0.62	(1.03)	(0.01)
Total from investment operations	0.09		0.85	1.05	(0.58)	—
Less distributions to shareholders from:
Net investment income	(0.24)		(0.42)	(0.44)	(0.45)	(0.01)
Total distributions to shareholders	(0.24)		(0.42)	(0.44)	(0.45)	(0.01)
Net asset value, end of period	$8.84		$8.99	$8.56	$7.95	$8.98
Total return	1.05%		9.98%	13.47%	(5.57% )	(0.04%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.80%	(c)(d)	0.81%	0.87%	0.85%	0.75%	(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.80%	(c)(d)	0.79%	0.80%	0.75%	0.75%	(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.80%	(c)	0.81%	0.87%	0.85%	0.75%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.80%	(c)	0.79%	0.80%	0.75%	0.75%	(c)
Net investment income	5.54%	(c)	4.94%	5.10%	6.11%	4.59%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5		$5	$5	$4	$5
Portfolio turnover	14%		69%	68%	84%	43%

Notes to Financial Highlights

(a)

For the period from July 24, 2008 (commencement of operations) to July 31, 2008. On July 24, 2008, the Investment Manager purchased 556 shares at $8.99 per share, which represents the initial capital in Class R5.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes interest expense which rounds to less than 0.01%.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	35

Financial Highlights (continued)

	Six months ended Jan 31, 2012 (Unaudited)		Year ended July 31,
			2011	2010	2009	2008	2007(a)

Class W
Per share data
Net asset value, beginning of period	$8.96		$8.54	$7.93	$8.97	$9.70	$10.06
Income from investment operations:
Net investment income	0.23		0.41	0.39	0.42	0.56	0.44
Net realized and unrealized gain (loss)	(0.16)		0.41	0.63	(1.03)	(0.74)	(0.37)
Total from investment operations	0.07		0.82	1.02	(0.61)	(0.18)	0.07
Less distributions to shareholders from:
Net investment income	(0.22)		(0.40)	(0.41)	(0.43)	(0.55)	(0.42)
Net realized gains	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.22)		(0.40)	(0.41)	(0.43)	(0.55)	(0.43)
Net asset value, end of period	$8.81		$8.96	$8.54	$7.93	$8.97	$9.70
Total return	0.88%		9.65%	13.05%	(6.07% )	(1.97% )	0.77%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20%	(c)(d)	1.11%	1.26%	1.23%	1.20%	1.19%	(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.09%	(c)(d)	1.09%	1.20%	1.14%	1.20%	1.15%	(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20%	(c)	1.11%	1.26%	1.23%	1.20%	1.19%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.09%	(c)	1.09%	1.20%	1.14%	1.20%	1.15%	(c)
Net investment income	5.25%	(c)	4.63%	4.70%	5.71%	6.00%	6.60%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4		$4	$4	$4	$4	$5
Portfolio turnover	14%		69%	68%	84%	43%	91%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to July 31, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes interest expense which rounds to less than 0.01%.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

	Six months ended Jan 31, 2012 (Unaudited)		Year ended July 31,
			2011(a)

Class Z
Per share data
Net asset value, beginning of period	$8.95		$8.63
Income from investment operations:
Net investment income	0.24		0.35
Net realized and unrealized gain (loss)	(0.16)		0.32
Total from investment operations	0.08		0.67
Less distributions to shareholders from:
Net investment income	(0.23)		(0.35)
Total distributions to shareholders	(0.23)		(0.35)
Net asset value, end of period	$8.80		$8.95
Total return	1.03%		7.80%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.91%	(c)(d)	0.82%	(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.83%	(c)(d)(f)	0.82%	(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.91%	(c)	0.82%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.83%	(c)(f)	0.82%	(c)
Net investment income	5.50%	(c)(f)	4.76%	(c)
Supplemental data
Net assets, end of period (in thousands)	$26,747		$67,558
Portfolio turnover	14%		69%
Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to July 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes interest expense which rounds to less than 0.01%.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements

January 31, 2012 (Unaudited)

Note	1. Organization

Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

38	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates

40	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund recognizes certain facility fees as income over the expected term of the loan. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute

42	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended January 31, 2012 was 0.58% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2012 was 0.07% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2012, other expenses paid to this company were $1,619.

44	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

For the six months ended January 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class R4	0.06
Class R5	0.06
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2012, these minimum account balance fees reduced total expenses by $60.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $863 for Class B shares. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

46	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $107,233 for Class A, $3,785 for Class B and $10,447 for Class C shares for the six months ended January 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.12%
Class B	1.87
Class C	1.87
Class I	0.80
Class R	1.37
Class R4	1.10
Class R5	0.85
Class W	1.12
Class Z	0.87

Prior to October 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.08%
Class B	1.83
Class C	1.83
Class I	0.74
Class R	1.33
Class R4	1.04
Class R5	0.79
Class W	1.08
Class Z	0.83

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	47

Notes to Financial Statements (continued)

exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2012, the cost of investments for federal income tax purposes was approximately $476,700,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,814,000
Unrealized depreciation	$(27,118,000)
Net unrealized depreciation	$(18,304,000)

The following capital loss carryforward, determined as of July 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$1,957,317
2017	29,093,899
2018	35,398,330
Total	$66,449,546

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However,

48	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $67,340,002 and $242,533,976, respectively, for the six months ended January 31, 2012

Note	6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	7. Shareholder Concentration

At January 31, 2012, affiliated shareholder accounts owned 13.8% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note	8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	49

Notes to Financial Statements (continued)

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the six months ended January 31, 2012, the average daily loan balance outstanding on days when borrowing existed was $6,500,000 at a weighted average interest rate of 1.46%.

Note	9. Significant Risks

Floating Rate Loan Risk

Columbia Floating Rate Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Note	10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege

50	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	51

Notes to Financial Statements (continued)

www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Columbia Floating Rate Fund (the “Fund”) is one of several defendants to a bankruptcy proceeding captioned Official Committee of Unsecured Creditors of TOUSA, Inc., et al. v. Citicorp North America, Inc., et al, (the “Lawsuit”), (In re TOUSA, Inc., et al.), pending in the U.S. Bankruptcy Court, Southern District of Florida (the “Bankruptcy Court”). The Fund and several other defendants (together the “Senior Transeastern Defendants”) were lenders to parties involved in a joint venture with TOUSA, Inc. (“TOUSA”) on a $450 million Credit Agreement dated as of August 1, 2005 (the “Credit Agreement”). In 2006, the administrative agent under the Credit Agreement brought claims against TOUSA alleging that certain events of default had occurred under the Credit Agreement thus triggering the guaranties (the “Transeastern Litigation”). On July 31, 2007, TOUSA and the Senior Transeastern Defendants reached a settlement in the Transeastern Litigation pursuant to which the Fund (as well as the other Senior Transeastern Defendants) released its claims and was paid $1,052,271. To fund the settlement, TOUSA entered into a $500 million credit facility with new lenders secured by liens on the assets of certain of TOUSA’s subsidiaries. On January 29, 2008, TOUSA and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code. In August 2008, the Committee of Unsecured Creditors of TOUSA (“Committee”) filed the Lawsuit, seeking as to the Fund and the other Senior Transeastern Defendants a return of the money the Senior Transeastern Defendants received as part of the Transeastern Litigation settlement. The Lawsuit went to trial in July 2009, and the Bankruptcy Court ordered the Fund and the other Senior Transeastern Defendants to disgorge the money they received in settlement of the Transeastern Litigation. The Senior Transeastern Defendants, including the Fund, appealed the Bankruptcy Court’s decision to the District Court for the Southern District of Florida (the “District Court”). To stay execution of the judgment against the Fund pending appeal, the Fund deposited $1,327,620 with the Bankruptcy Court clerk of court. On February 11, 2011, the District Court entered an opinion and order quashing the Bankruptcy Court’s decision as it relates to the liability of the Senior Transeastern Defendants and ordering that “[t]he Bankruptcy Court’s imposition of remedies as to the [Senior Transeastern Defendants] is null and void.” On March 8, 2011, the Committee appealed the District Court’s order to the Eleventh Circuit Court of Appeals. The Court will hear oral argument on the appeal on March 21, 2012.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine

52	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT	53

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

54	COLUMBIA FLOATING RATE FUND — 2012 SEMIANNUAL REPORT

Columbia Floating Rate Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6510 G (3/12)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.

(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.